GOVERNMENT OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. government securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4
  Regulatory Compliance                                                        5

TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund                                                   7

NET ASSET VALUE                                                                7
------------------------------------------------------


INVESTING IN THE FUND                                                          8

------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  8

  Certificates and Confirmations                                               8
  Dividends                                                                    8

  Capital Gains                                                                9

REDEEMING SHARES                                                               9
------------------------------------------------------

  By Mail                                                                      9
  Telephone Redemption                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10
  Massachusetts Partnership Law                                               11

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Income Tax                                                          11
  Pennsylvania Corporate and
     Personal Property Taxes                                                  11

OTHER CLASSES OF SHARES                                                       11
------------------------------------------------------

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

FINANCIAL STATEMENTS                                                          13
------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      22
------------------------------------------------------


ADDRESSES                                                                     23
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..................
                                                                                                               None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver)(1)........................................................................       0.05%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.15%
     Shareholder Services Fee (after waiver) (2).............................................       0.00%
          Total Operating Expenses (3)..................................................................       0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.60% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $2         $6         $11        $26


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 22.

                                                                  YEAR ENDED JULY 31,
                                             1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------------------------
  Net investment income                         0.05       0.03       0.03       0.05       0.07        0.03
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net
  investment income                            (0.05)     (0.03)     (0.03)     (0.05)     (0.07)      (0.03)
-----------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                5.57%      3.41%      3.22%      4.70%      7.20%       2.80%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                      0.20%      0.20%      0.20%      0.20%      0.20%       0.20%(c)
-----------------------------------------
  Net investment income                         5.58%      3.38%      3.16%      4.55%      6.77%       8.24%(c)
-----------------------------------------
Expense waiver/reimbursement (d)                0.40%      0.15%      0.11%      0.12%      0.22%       0.34%(c)
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period
  (000 omitted)                           $1,926,516   $763,879   $707,146   $679,533   $331,454    $148,598
-----------------------------------------


 (a) Reflects operations for the period from March 31, 1990, (date of initial public investment) to July 31, 1990.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.


The above investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
    .15 of 1%                       on the first $250 million
   .125 of 1%                        on the next $250 million
    .10 of 1%                        on the next $250 million
   .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Government Obligations Fund-- Institutional Shares to: Federated Services Company, Government Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master acccounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.

CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing. Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Fund--Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required mini-mum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Putnam Trust Company, Greenwich, CT, owned approximately 118,529,400 shares (34.82%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                         VALUE
--------------  ----------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--31.1%
--------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                ----------------------------------------------------------------------------
$   11,000,000  (a)6.578%, 2/23/1996                                                          $     10,611,633
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.4%
                ----------------------------------------------------------------------------
    78,280,000  (a)6.229%-7.00%, 11/2/1995-1/16/1996                                                76,473,379
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--3.5%
                ----------------------------------------------------------------------------
    78,500,000  (b)5.715%-5.790%, 8/1/95                                                            78,449,946
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--2.8%
                ----------------------------------------------------------------------------
    63,500,000  (a)6.015%-6.850%, 2/28/1996-6/13/1996                                               63,554,612
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTES--0.6%
                ----------------------------------------------------------------------------
    13,165,000  (a)6.798%-7.013%, 11/1/1995-2/8/1996                                                12,837,593
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP., FLOATING RATE NOTES--0.7%
                ----------------------------------------------------------------------------
    16,500,000  (b)5.720%, 8/1/95                                                                   16,499,593
                ----------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--10.6%
                ----------------------------------------------------------------------------
   246,920,000  (a)5.755%-6.399%, 8/17/1995-4/15/1996                                              241,643,739
                ----------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--2.2%
                ----------------------------------------------------------------------------
    50,000,000  (b)5.740%-5.880%, 8/1/95                                                            49,995,969
                ----------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--0.5%
                ----------------------------------------------------------------------------
    11,000,000  (a)5.500%, 6/12/1996                                                                10,961,811
                ----------------------------------------------------------------------------  ----------------
                STUDENT LOAN MARKETING ASSOCIATION, DISCOUNT NOTES--0.4%
                ----------------------------------------------------------------------------
     8,000,000  (a)6.752%, 2/21/1996                                                                 8,007,761
                ----------------------------------------------------------------------------  ----------------
                STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES--2.4%
                ----------------------------------------------------------------------------
    55,230,000  (b)5.790%-6.040%, 8/7/95                                                            55,243,249
                ----------------------------------------------------------------------------  ----------------
                U.S. TREASURY BILLS--1.5%
                ----------------------------------------------------------------------------
    34,500,000  (a)5.270%-6.505%, 8/24/1995-6/27/1996                                               33,583,557
                ----------------------------------------------------------------------------  ----------------


GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                         VALUE
--------------  ----------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES--2.0%
                ----------------------------------------------------------------------------
$   45,000,000  7.750%-9.250%, 1/15/1996-3/31/1996                                            $     45,653,539
                ----------------------------------------------------------------------------  ----------------
                TOTAL SHORT-TERM OBLIGATIONS                                                       703,516,381
                ----------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--70.9%
--------------------------------------------------------------------------------------------
   335,000,000  BT Securities Corp., 5.840%, dated 7/31/1995, due 8/1/1995                         335,000,000
                ----------------------------------------------------------------------------
    27,200,000  BZW Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995                         27,200,000
                ----------------------------------------------------------------------------
    50,000,000  Deutsche Bank Government Securities, Inc., 5.850%, dated
                7/31/1995, due 8/1/1995                                                             50,000,000
                ----------------------------------------------------------------------------
    40,000,000  Deutsche Bank Government Securities, Inc., 5.870%, dated
                7/31/1995, due 8/1/1995                                                             40,000,000
                ----------------------------------------------------------------------------
   240,000,000  Goldman, Sachs and Co., 5.870%, dated 7/31/1995, due 8/1/1995                      240,000,000
                ----------------------------------------------------------------------------
   110,000,000  HSBC Securities, Inc., 5.870%, dated 7/31/1995, due 8/1/1995                       110,000,000
                ----------------------------------------------------------------------------
   110,000,000  Harris, Nesbitt, Thomson Securities, Inc., 5.820%, dated
                7/31/1995, due 8/1/1995                                                            110,000,000
                ----------------------------------------------------------------------------
    25,000,000  J.P. Morgan Securities, Inc., 5.870%, dated 7/31/1995, due
                8/1/1995                                                                            25,000,000
                ----------------------------------------------------------------------------
   110,000,000  Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                due 8/1/1995                                                                       110,000,000
                ----------------------------------------------------------------------------
   100,000,000  Nomura Securities International, Inc., 5.860%, dated 7/31/1995, due 8/1/1995       100,000,000
                ----------------------------------------------------------------------------
   110,000,000  Smith Barney, Inc., 5.870%, dated 7/31/1995, due 8/1/1995                          110,000,000
                ----------------------------------------------------------------------------
    80,000,000  Swiss Bank Capital Markets, 5.840%, dated 7/31/1995, due
                8/1/1995                                                                            80,000,000
                ----------------------------------------------------------------------------
   110,000,000  UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995                        110,000,000
                ----------------------------------------------------------------------------
    43,000,000  (d)CS First Boston Corp., 5.770%, dated 7/14/1995, due 8/14/1995                    43,000,000
                ----------------------------------------------------------------------------
    28,000,000  (d)CS First Boston Corp., 5.800%, dated 7/7/1995, due 8/7/1995                      28,000,000
                ----------------------------------------------------------------------------
    45,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 7/7/1995, due 9/5/1995                       45,000,000
                ----------------------------------------------------------------------------


GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                         VALUE
--------------  ----------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--CONTINUED
--------------------------------------------------------------------------------------------
$   44,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 7/25/1995, due 10/23/1995              $     44,000,000
                ----------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                      1,607,200,000
                ----------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS, AT AMORTIZED COST (E)                                      $  2,310,716,381
                ----------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at time of purchase.

 (b) Current rate and next demand date shown.

 (c) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,265,621,228) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements.)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $  1,607,200,000
-----------------------------------------------------------------------------
Investments in securities                                                           703,516,381
-----------------------------------------------------------------------------  ----------------
     Total investments in securities, at amortized cost and value                                $  2,310,716,381
-----------------------------------------------------------------------------------------------
Cash                                                                                                    1,277,143
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       4,063,752
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 50,790
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   2,316,108,066
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for investments purchased                                                    33,980,946
-----------------------------------------------------------------------------
Payable for shares redeemed                                                           8,642,732
-----------------------------------------------------------------------------
Income distribution payable                                                           7,242,088
-----------------------------------------------------------------------------
Accrued expenses                                                                        621,072
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 50,486,838
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 2,265,621,228 shares outstanding                                                  $  2,265,621,228
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
-----------------------------------------------------------------------------------------------
($1,926,515,833 / 1,926,515,833 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
-----------------------------------------------------------------------------------------------
($339,105,395 / 339,105,395 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  82,570,212
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  2,842,786
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                1,075,995
------------------------------------------------------------------------------------
Custodian fees                                                                             164,968
------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                              51,116
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    8,207
------------------------------------------------------------------------------------
Auditing fees                                                                               11,809
------------------------------------------------------------------------------------
Legal fees                                                                                   4,496
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                  149,536
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                           3,183,649
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                     369,663
------------------------------------------------------------------------------------
Share registration costs                                                                   561,996
------------------------------------------------------------------------------------
Printing and postage                                                                        23,120
------------------------------------------------------------------------------------
Insurance premiums                                                                          16,366
------------------------------------------------------------------------------------
Taxes                                                                                        6,980
------------------------------------------------------------------------------------
Miscellaneous                                                                                4,704
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                      8,475,391
------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
  Waiver of investment advisory fee                                     $  2,063,842
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                 3,183,649     5,247,491
----------------------------------------------------------------------  ------------  ------------
     Net expenses                                                                                       3,227,900
--------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                     $  79,342,312
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED JULY 31,
                                                                                    1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      79,342,312  $      22,768,833
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------
  Institutional Shares                                                              (71,018,165)       (22,768,833)
----------------------------------------------------------------------------
  Institutional Service Shares                                                       (8,324,147)                 0
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from distributions to shareholders              (79,342,312)       (22,768,833)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      8,123,000,879      3,045,297,053
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of distributions
declared                                                                             19,779,451          1,181,007
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (6,641,037,966)    (2,989,745,626)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                       1,501,742,364         56,732,434
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                    1,501,742,364         56,732,434
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 763,878,864        707,146,430
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $   2,265,621,228  $     763,878,864
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,265,621,228. Transactions in shares were as follows:

                                                                                       YEAR ENDED JULY 31,
                                                                                ----------------------------------
INSTITUTIONAL SHARES                                                                  1995              1994
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                        7,200,004,553     3,045,297,053
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    16,152,849         1,181,007
------------------------------------------------------------------------------
Shares redeemed                                                                   (6,053,520,182)   (2,989,745,626)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional share transactions                    1,162,637,220        56,732,434
------------------------------------------------------------------------------  ----------------  ----------------

                                                                                       YEAR ENDED JULY 31,
                                                                                ----------------------------------
INSTITUTIONAL SERVICE SHARES                                                        1995(A)             1994
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                          922,996,326         --
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     3,626,602         --
------------------------------------------------------------------------------
Shares redeemed                                                                     (587,517,784)        --
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional Service share transactions              339,105,144         --
------------------------------------------------------------------------------  ----------------  ----------------
          Net change resulting from Fund share transactions                        1,501,742,364        56,732,434
------------------------------------------------------------------------------  ----------------  ----------------


(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily chose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                         ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995

ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Fund
                    Institutional Shares                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                         P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------


GOVERNMENT
OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company

Prospectus dated September 30, 1995

(Revised March 31, 1996)


[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 60934N104

G01066-01 (3/96)




GOVERNMENT OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. government securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4
  Regulatory Compliance                                                        5

TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund                                                   7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          8
------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  8

  Certificates and Confirmations                                               8

  Dividends                                                                    8
  Capital Gains                                                                9

REDEEMING SHARES                                                               9
------------------------------------------------------

  By Mail                                                                      9
  Telephone Redemption                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10
  Massachusetts Partnership Law                                               11

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Income Tax                                                          11
  Pennsylvania Corporate and Personal
    Property Taxes                                                            11

OTHER CLASSES OF SHARES                                                       11
------------------------------------------------------

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------


FINANCIAL STATEMENTS                                                          13
------------------------------------------------------

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS                                                            22

------------------------------------------------------

ADDRESSES                                                                     23
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL SERVICE SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................................       0.05%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.40%
     Shareholder Services Fee................................................................       0.25%
          Total Operating Expenses (2)..................................................................       0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.60% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $5         $14        $25        $57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 22.

                                                                                                  PERIOD ENDED
                                                                                                JULY 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                $    1.00
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income                                                                                  0.05
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------
  Distributions from net investment income                                                              (0.05)
---------------------------------------------------------------------------------------------         -------
NET ASSET VALUE, END OF PERIOD                                                                      $    1.00
---------------------------------------------------------------------------------------------         -------
TOTAL RETURN (B)                                                                                         5.31%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
  Expenses                                                                                               0.45%(c)
---------------------------------------------------------------------------------------------
  Net investment income                                                                                  5.63%(c)
---------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                       0.15%(c)
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                            $339,105
---------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from August 1, 1994, (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in thirteen months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.


The above investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
    .15 of 1%                       on the first $250 million
   .125 of 1%                        on the next $250 million
    .10 of 1%                        on the next $250 million
   .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Government Obligations Fund-- Institutional Service Shares to: Federated Services Company, Government Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Fund--Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 3:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 3:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Putnam Trust Company, Greenwich, CT, owned approximately 118,529,400 shares (34.82%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS

JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                         VALUE
--------------  ----------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--31.1%
--------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK, DISCOUNT NOTES--0.5%
                ----------------------------------------------------------------------------
$   11,000,000  (a)6.578%, 2/23/1996                                                          $     10,611,633
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--3.4%
                ----------------------------------------------------------------------------
    78,280,000  (a)6.229%-7.00%, 11/2/1995-1/16/1996                                                76,473,379
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, FLOATING RATE NOTES--3.5%
                ----------------------------------------------------------------------------
    78,500,000  (b)5.715%-5.790%, 8/1/95                                                            78,449,946
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN BANK, DISCOUNT NOTES--2.8%
                ----------------------------------------------------------------------------
    63,500,000  (a)6.015%-6.850%, 2/28/1996-6/13/1996                                               63,554,612
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTES--0.6%
                ----------------------------------------------------------------------------
    13,165,000  (a)6.798%-7.013%, 11/1/1995-2/8/1996                                                12,837,593
                ----------------------------------------------------------------------------  ----------------
                FEDERAL HOME LOAN MORTGAGE CORP., FLOATING RATE NOTES--0.7%
                ----------------------------------------------------------------------------
    16,500,000  (b)5.720%, 8/1/95                                                                   16,499,593
                ----------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--10.6%
                ----------------------------------------------------------------------------
   246,920,000  (a)5.755%-6.399%, 8/17/1995-4/15/1996                                              241,643,739
                ----------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES--2.2%
                ----------------------------------------------------------------------------
    50,000,000  (b)5.740%-5.880%, 8/1/95                                                            49,995,969
                ----------------------------------------------------------------------------  ----------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES--0.5%
                ----------------------------------------------------------------------------
    11,000,000  (a)5.500%, 6/12/1996                                                                10,961,811
                ----------------------------------------------------------------------------  ----------------
                STUDENT LOAN MARKETING ASSOCIATION, DISCOUNT NOTES--0.4%
                ----------------------------------------------------------------------------
     8,000,000  (a)6.752%, 2/21/1996                                                                 8,007,761
                ----------------------------------------------------------------------------  ----------------
                STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES--2.4%
                ----------------------------------------------------------------------------
    55,230,000  (b)5.790%-6.040%, 8/7/95                                                            55,243,249
                ----------------------------------------------------------------------------  ----------------
                U.S. TREASURY BILLS--1.5%
                ----------------------------------------------------------------------------
    34,500,000  (a)5.270%-6.505%, 8/24/1995-6/27/1996                                               33,583,557
                ----------------------------------------------------------------------------  ----------------


GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                         VALUE
--------------  ----------------------------------------------------------------------------  ----------------
SHORT-TERM OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------------------
                U.S. TREASURY NOTES--2.0%
                ----------------------------------------------------------------------------
$   45,000,000  7.750%-9.250%, 1/15/1996-3/31/1996                                            $     45,653,539
                ----------------------------------------------------------------------------  ----------------
                TOTAL SHORT-TERM OBLIGATIONS                                                       703,516,381
                ----------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--70.9%
--------------------------------------------------------------------------------------------
   335,000,000  BT Securities Corp., 5.840%, dated 7/31/1995, due 8/1/1995                         335,000,000
                ----------------------------------------------------------------------------
    27,200,000  BZW Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995                         27,200,000
                ----------------------------------------------------------------------------
    50,000,000  Deutsche Bank Government Securities, Inc., 5.850%, dated
                7/31/1995, due 8/1/1995                                                             50,000,000
                ----------------------------------------------------------------------------
    40,000,000  Deutsche Bank Government Securities, Inc., 5.870%, dated
                7/31/1995, due 8/1/1995                                                             40,000,000
                ----------------------------------------------------------------------------
   240,000,000  Goldman, Sachs and Co., 5.870%, dated 7/31/1995, due 8/1/1995                      240,000,000
                ----------------------------------------------------------------------------
   110,000,000  HSBC Securities, Inc., 5.870%, dated 7/31/1995, due 8/1/1995                       110,000,000
                ----------------------------------------------------------------------------
   110,000,000  Harris, Nesbitt, Thomson Securities, Inc., 5.820%, dated
                7/31/1995, due 8/1/1995                                                            110,000,000
                ----------------------------------------------------------------------------
    25,000,000  J.P. Morgan Securities, Inc., 5.870%, dated 7/31/1995, due
                8/1/1995                                                                            25,000,000
                ----------------------------------------------------------------------------
   110,000,000  Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                due 8/1/1995                                                                       110,000,000
                ----------------------------------------------------------------------------
   100,000,000  Nomura Securities International, Inc., 5.860%, dated 7/31/1995, due 8/1/1995       100,000,000
                ----------------------------------------------------------------------------
   110,000,000  Smith Barney, Inc., 5.870%, dated 7/31/1995, due 8/1/1995                          110,000,000
                ----------------------------------------------------------------------------
    80,000,000  Swiss Bank Capital Markets, 5.840%, dated 7/31/1995, due
                8/1/1995                                                                            80,000,000
                ----------------------------------------------------------------------------
   110,000,000  UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995                        110,000,000
                ----------------------------------------------------------------------------
    43,000,000  (d)CS First Boston Corp., 5.770%, dated 7/14/1995, due 8/14/1995                    43,000,000
                ----------------------------------------------------------------------------
    28,000,000  (d)CS First Boston Corp., 5.800%, dated 7/7/1995, due 8/7/1995                      28,000,000
                ----------------------------------------------------------------------------
    45,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 7/7/1995, due 9/5/1995                       45,000,000
                ----------------------------------------------------------------------------


GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                         VALUE
--------------  ----------------------------------------------------------------------------  ----------------
(C) REPURCHASE AGREEMENTS--CONTINUED
--------------------------------------------------------------------------------------------
$   44,000,000  (d)Goldman, Sachs & Co., 5.750%, dated 7/25/1995, due 10/23/1995              $     44,000,000
                ----------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                      1,607,200,000
                ----------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS, AT AMORTIZED COST (E)                                      $  2,310,716,381
                ----------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at time of purchase.

 (b) Current rate and next demand date shown.

 (c) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,265,621,228) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements.)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $  1,607,200,000
-----------------------------------------------------------------------------
Investments in securities                                                           703,516,381
-----------------------------------------------------------------------------  ----------------
     Total investments in securities, at amortized cost and value                                $  2,310,716,381
-----------------------------------------------------------------------------------------------
Cash                                                                                                    1,277,143
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       4,063,752
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 50,790
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   2,316,108,066
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for investments purchased                                                    33,980,946
-----------------------------------------------------------------------------
Payable for shares redeemed                                                           8,642,732
-----------------------------------------------------------------------------
Income distribution payable                                                           7,242,088
-----------------------------------------------------------------------------
Accrued expenses                                                                        621,072
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 50,486,838
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 2,265,621,228 shares outstanding                                                  $  2,265,621,228
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
-----------------------------------------------------------------------------------------------
($1,926,515,833 / 1,926,515,833 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
-----------------------------------------------------------------------------------------------
($339,105,395 / 339,105,395 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  82,570,212
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  2,842,786
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                1,075,995
------------------------------------------------------------------------------------
Custodian fees                                                                             164,968
------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                              51,116
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    8,207
------------------------------------------------------------------------------------
Auditing fees                                                                               11,809
------------------------------------------------------------------------------------
Legal fees                                                                                   4,496
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                  149,536
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                           3,183,649
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                     369,663
------------------------------------------------------------------------------------
Share registration costs                                                                   561,996
------------------------------------------------------------------------------------
Printing and postage                                                                        23,120
------------------------------------------------------------------------------------
Insurance premiums                                                                          16,366
------------------------------------------------------------------------------------
Taxes                                                                                        6,980
------------------------------------------------------------------------------------
Miscellaneous                                                                                4,704
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                      8,475,391
------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
  Waiver of investment advisory fee                                     $  2,063,842
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                 3,183,649     5,247,491
----------------------------------------------------------------------  ------------  ------------
     Net expenses                                                                                       3,227,900
--------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                     $  79,342,312
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED JULY 31,
                                                                                    1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      79,342,312  $      22,768,833
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------
  Institutional Shares                                                              (71,018,165)       (22,768,833)
----------------------------------------------------------------------------
  Institutional Service Shares                                                       (8,324,147)                 0
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from distributions to shareholders              (79,342,312)       (22,768,833)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      8,123,000,879      3,045,297,053
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of distributions
declared                                                                             19,779,451          1,181,007
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (6,641,037,966)    (2,989,745,626)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                       1,501,742,364         56,732,434
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                    1,501,742,364         56,732,434
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 763,878,864        707,146,430
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $   2,265,621,228  $     763,878,864
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,265,621,228. Transactions in shares were as follows:

                                                                                       YEAR ENDED JULY 31,
                                                                                ----------------------------------
INSTITUTIONAL SHARES                                                                  1995              1994
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                        7,200,004,553     3,045,297,053
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    16,152,849         1,181,007
------------------------------------------------------------------------------
Shares redeemed                                                                   (6,053,520,182)   (2,989,745,626)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional share transactions                    1,162,637,220        56,732,434
------------------------------------------------------------------------------  ----------------  ----------------

                                                                                       YEAR ENDED JULY 31,
                                                                                ----------------------------------
INSTITUTIONAL SERVICE SHARES                                                        1995(A)             1994
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                          922,996,326         --
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     3,626,602         --
------------------------------------------------------------------------------
Shares redeemed                                                                     (587,517,784)        --
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional Service share transactions              339,105,144         --
------------------------------------------------------------------------------  ----------------  ----------------
          Net change resulting from Fund share transactions                        1,501,742,364        56,732,434
------------------------------------------------------------------------------  ----------------  ----------------


(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily chose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                         ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995

ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Fund
                    Institutional Service Shares                                       Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                                         P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------


GOVERNMENT
OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company

Prospectus dated September 30, 1995

(Revised March 31, 1996)


[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-37779

Cusip 60934N807

G01066-02 (3/96)




GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)




TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3

  Investment Limitations                                                       4

  Regulatory Compliance                                                        5

TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6

  Administration of the Fund                                                   6

  Expenses of the Fund and
     Institutional Shares                                                      7

NET ASSET VALUE                                                                8
------------------------------------------------------

INVESTING IN THE FUND                                                          8
------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  8
  Certificates and Confirmations                                               9

  Dividends                                                                    9
  Capital Gains                                                                9
REDEEMING SHARES                                                               9
------------------------------------------------------

  By Mail                                                                      9

  Telephone Redemption                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------

  Voting Rights                                                               11
  Massachusetts Partnership Law                                               11

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Income Tax                                                          11
  Pennsylvania Corporate and
     Personal Property Taxes                                                  12

OTHER CLASSES OF SHARES                                                       12
------------------------------------------------------

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      21
------------------------------------------------------

ADDRESSES                                                                     22
------------------------------------------------------




SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver)(1)........................................................................       0.00%
12b-1 Fee...............................................................................................       None
Total Other Expenses (after expense reimbursement)......................................................       0.20%
     Shareholder Services Fee (after waiver)(2)..............................................       0.00%
          Total Operating Expenses(3)...................................................................       0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.85% absent the voluntary waivers of the management fee, a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and
(2) redemption at the end of each time period.........................     $2         $6         $11        $26


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 21.

                                                                                                   PERIOD ENDED
                                                                                                 JULY 31, 1995(A)
----------------------------------------------------------------------------------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    1.00
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                                   0.01
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                               (0.01)
----------------------------------------------------------------------------------------------         -------
NET ASSET VALUE, END OF PERIOD                                                                       $    1.00
----------------------------------------------------------------------------------------------         -------
TOTAL RETURN (B)                                                                                          0.94%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                                0.20%(c)
----------------------------------------------------------------------------------------------
  Net investment income                                                                                   5.78%(c)
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                        0.65%(c)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                               $3,070
----------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks;

       Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

     AGENCY MASTER DEMAND NOTES. The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.


The above investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not invest more than 10% of its net assets in illiquid securities.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7.


The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Administrative Services, a Delaware business trust, organized on June 14, 1990, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                              AVERAGE AGGREGATE
   MAXIMUM FEE                 DAILY NET ASSETS
    .15 of 1%      on the first $250 million
   .125 of 1%      on the next $250 million
    .10 of 1%      on the next $250 million
   .075 of 1%      on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

Holders of shares pay their allocable portion of Fund and Trust expenses.

The Trust expenses for which holders of shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.

The Fund expenses for which holders of shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.

At present, no expenses are allocated to Institutional Shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of shares as it deems appropriate ("class expenses"). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Trustees' fees incurred as a result of issues relating solely to shares.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Tax-Managed Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Government Obligations Tax-Managed Fund--Institutional Shares to: Federated Services Company, Government Obligations Tax-Managed Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Tax-Managed Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Tax-Managed Fund--Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by insured mail with the written request to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");
       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 1:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 1:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Citizens Trust Co., Providence, RI, owned approximately 38,117,429 shares (84.29%) of the voting securities of the Fund's Institutional Shares; and Anderson & Co., Philadelphia, PA, owned approximately 76,759,107 shares (100%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. To the extent permissible by federal and state law, the Fund is structured to provide shareholders with income that is exempt or excluded from taxation at the state and local level. Substantially all dividends paid to shareholders residing in certain states will be exempt or excluded from state income tax. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company such as the Fund that are attributable to interest on obligations of the U.S. Treasury and certain U.S. government agencies and instrumentalities are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. Shareholders should be aware of the application of their state and local tax laws to investments in the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
From time to time, the Fund advertises its yield, effective yield, and total return for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--100.2%
--------------------------------------------------------------------------------------------------
$  20,000,000  (a)Federal Farm Credit Bank Discount Note, 5.750%, 8/1/1995                          $  20,000,000
               -----------------------------------------------------------------------------------
   59,400,000  (b)Student Loan Marketing Association, 5.790%, 8/1/1995                                 59,400,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES                                                               79,400,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                             $  79,400,000
               -----------------------------------------------------------------------------------  -------------


 (a) This issue shows the rate of discount at the time of purchase.

(b) Current rate and next reset date shown.

 (c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($79,235,107) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements.)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                               $  79,400,000
---------------------------------------------------------------------------------------------------
Cash                                                                                                        20,148
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          211,661
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           28,667
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       79,660,476
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                              $  367,554
---------------------------------------------------------------------------------------
Accrued expenses                                                                             57,815
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     425,369
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 79,235,107 shares outstanding                                                         $  79,235,107
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Institutional Shares:
($3,070,142 / 3,070,142 shares outstanding)                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------
Institutional Service Shares:
($76,164,965 / 76,164,965 shares outstanding)                                                                $1.00
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JULY 31, 1995*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Interest                                                                                                $  734,661
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $   24,484
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                       26,329
------------------------------------------------------------------------------------------
Custodian fees                                                                                   4,500
------------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                                   1,988
------------------------------------------------------------------------------------------
Legal fees                                                                                         248
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       12,750
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                     952
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                          29,653
------------------------------------------------------------------------------------------
Share registration costs                                                                         1,833
------------------------------------------------------------------------------------------
Printing and postage                                                                               496
------------------------------------------------------------------------------------------
Miscellaneous                                                                                      390
------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                            103,623
------------------------------------------------------------------------------------------
Deduct--
-------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $  24,484
-------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                             952
-------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                         23,511      48,947
-------------------------------------------------------------------------------  ---------  ----------
          Net expenses                                                                                      54,676
------------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                    $  679,985
------------------------------------------------------------------------------------------------------  ----------


* For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    PERIOD ENDED
                                                                                                   JULY 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------------------
Net investment income                                                                              $      679,985
------------------------------------------------------------------------------------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------------------
Distributions from net investment income:
------------------------------------------------------------------------------------------------
Institutional Shares                                                                                      (22,005)
------------------------------------------------------------------------------------------------
Institutional Service Shares                                                                             (657,980)
------------------------------------------------------------------------------------------------  ----------------
     Change in net assets resulting from distributions to shareholders                                   (679,985)
------------------------------------------------------------------------------------------------  ----------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------------------------
Proceeds from sale of Shares                                                                           95,754,802
------------------------------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                                                    304,922
------------------------------------------------------------------------------------------------
Cost of Shares redeemed                                                                               (16,824,617)
------------------------------------------------------------------------------------------------  ----------------
     Change in net assets resulting from share transactions                                            79,235,107
------------------------------------------------------------------------------------------------  ----------------
          Change in net assets                                                                         79,235,107
------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------
Beginning of period                                                                                             0
------------------------------------------------------------------------------------------------  ----------------
End of period                                                                                      $   79,235,107
------------------------------------------------------------------------------------------------  ----------------


* For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein present only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $79,235,107.

Transactions in shares were as follows:

                                                                                                   PERIOD ENDED
                                                                                                  JULY 31, 1995*
                                                                                                  --------------

INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------
Shares sold                                                                                            4,997,518
-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                             2
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                       (1,927,378)
-----------------------------------------------------------------------------------------------  -----------------
     Net change resulting from Institutional Shares transactions                                       3,070,142
-----------------------------------------------------------------------------------------------  -----------------


* For the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

                                                                                                   PERIOD ENDED
                                                                                                  JULY 31, 1995**
                                                                                                  --------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------------------------------------------
Shares sold                                                                                           90,757,284
-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                       304,920
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                      (14,897,239)
-----------------------------------------------------------------------------------------------  -----------------
  Net change resulting from Institutional Service Shares transactions                                 76,164,965
-----------------------------------------------------------------------------------------------  -----------------
     Net change resulting from share transactions                                                     79,235,107
-----------------------------------------------------------------------------------------------  -----------------


** For the period from May 30, 1995 (date of initial public investment) to July
   31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Administrative Services ("FAS"), the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--FAS, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $26,061 were initially borne by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following May 7, 1995 (the date the Fund first became effective). For the period ended July 31, 1995, the Fund paid $290 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Tax-Managed Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995



ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Tax-Managed Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Administrative Services                      Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent & Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------




GOVERNMENT OBLIGATIONS
TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company


Prospectus dated September 30, 1995
(Revised March 31, 1996)



[LOGO]
FEDERATED SECURITIES CORP.
Distributor
A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N856
G01140-01 (3/96)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations

  Regulatory Compliance                                                        5

TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund

  Expenses of the Fund and Institutional
    Service Shares                                                             7

NET ASSET VALUE                                                                8
------------------------------------------------------


INVESTING IN THE FUND                                                          8

------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  8
  Certificates and Confirmations                                               9

  Dividends                                                                    9
  Capital Gains                                                                9

REDEEMING SHARES                                                               9
------------------------------------------------------

  By Mail                                                                      9
  Telephone Redemption                                                        10
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------

  Voting Rights                                                               11
  Massachusetts Partnership Law                                               11

TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Income Tax                                                          11
  Pennsylvania Corporate and
    Personal Property Taxes                                                   12

OTHER CLASSES OF SHARES                                                       12
------------------------------------------------------

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

FINANCIAL STATEMENTS                                                          14
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      21
------------------------------------------------------

ADDRESSES                                                                     22
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL SERVICE SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................................       0.00%
12b-1 Fee...............................................................................................       None
Total Other Expenses (after expense reimbursement)......................................................       0.45%
     Shareholder Services Fee................................................................       0.25%
          Total Operating Expenses (2)..................................................................       0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.85% absent the voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $5         $14        $25        $57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 21.

                                                                                                   PERIOD ENDED
                                                                                                 JULY 31, 1995(A)
                                                                                                -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $    1.00
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                                   0.01
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                               (0.01)
----------------------------------------------------------------------------------------------         -------
NET ASSET VALUE, END OF PERIOD                                                                       $    1.00
----------------------------------------------------------------------------------------------         -------
TOTAL RETURN (B)                                                                                          0.95%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                                0.45%(c)
----------------------------------------------------------------------------------------------
  Net investment income                                                                                   5.55%(c)
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                                        0.40%(c)
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                              $76,165
----------------------------------------------------------------------------------------------


 (a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. government securities. A minimum initial investment of $1,000,000 is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS. The Fund invests in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks;

       Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

     AGENCY MASTER DEMAND NOTES. The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.


The above investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not invest more than 10% of its net assets in illiquid securities.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7.


The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST INFORMATION
--------------------------------------------------------------------------------
MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Administrative Services, a Delaware business trust, organized on June 14, 1990, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                              AVERAGE AGGREGATE
   MAXIMUM FEE                 DAILY NET ASSETS
    .15 of 1%      on the first $250 million
   .125 of 1%      on the next $250 million
    .10 of 1%      on the next $250 million
   .075 of 1%      on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

Holders of shares pay their allocable portion of Fund and Trust expenses.

The Trust expenses for which holders of shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.

The Fund expenses for which holders of shares pay their allocable portion include, but are not limited to: registering the Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.

At present, the only expenses which are allocated specifically to Institutional Service Shares as a class are shareholder services fees. However, the Trustees reserve the right to allocate certain other expenses to holders of shares as it deems appropriate ("class expenses"). In any case, class expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees relating solely to shares; and Trustees' fees incurred as a result of issues relating solely to shares.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Government Obligations Tax-Managed Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Government Obligations Tax-Managed Fund--Institutional Service Shares to: Federated Services Company, Government Obligations Tax-Managed Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED

The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Government Obligations Tax-Managed Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Government Obligations Tax-Managed Fund--Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 1:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 1:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Citizens Trust Co., Providence, RI, owned approximately 38,117,429 shares (84.29%) of the voting securities of the Fund's Institutional Shares; and Anderson & Co., Philadelphia, PA, owned approximately 76,759,107 shares (100%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. To the extent permissible by federal and state law, the Fund is structured to provide shareholders with income that is exempt or excluded from taxation at the state and local level. Substantially all dividends paid to shareholders residing in certain states will be exempt or excluded from state income tax. Many states, by statute, judicial decision or administrative action, have taken the position that dividends of a regulated investment company such as the Fund that are attributable to interest on obligations of the U.S. Treasury and certain U.S. government agencies and instrumentalities are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. Shareholders should be aware of the application of their state and local tax laws to investments in the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are not accruing shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and total return for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
GOVERNMENT AGENCIES--100.2%
--------------------------------------------------------------------------------------------------
$  20,000,000  (a)Federal Farm Credit Bank Discount Note, 5.750%, 8/1/1995                          $  20,000,000
               -----------------------------------------------------------------------------------
   59,400,000  (b)Student Loan Marketing Association, 5.790%, 8/1/1995                                 59,400,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL GOVERNMENT AGENCIES                                                               79,400,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                             $  79,400,000
               -----------------------------------------------------------------------------------  -------------


 (a) This issue shows the rate of discount at the time of purchase.

(b) Current rate and next reset date shown.

 (c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($79,235,107) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements.)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                               $  79,400,000
---------------------------------------------------------------------------------------------------
Cash                                                                                                        20,148
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          211,661
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           28,667
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       79,660,476
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                              $  367,554
---------------------------------------------------------------------------------------
Accrued expenses                                                                             57,815
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     425,369
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 79,235,107 shares outstanding                                                         $  79,235,107
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Institutional Shares:
($3,070,142 / 3,070,142 shares outstanding)                                                                  $1.00
---------------------------------------------------------------------------------------------------  -------------
Institutional Service Shares:
($76,164,965 / 76,164,965 shares outstanding)                                                                $1.00
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS
PERIOD ENDED JULY 31, 1995*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Interest                                                                                                $  734,661
------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $   24,484
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                       26,329
------------------------------------------------------------------------------------------
Custodian fees                                                                                   4,500
------------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                                   1,988
------------------------------------------------------------------------------------------
Legal fees                                                                                         248
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       12,750
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                     952
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                          29,653
------------------------------------------------------------------------------------------
Share registration costs                                                                         1,833
------------------------------------------------------------------------------------------
Printing and postage                                                                               496
------------------------------------------------------------------------------------------
Miscellaneous                                                                                      390
------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                            103,623
------------------------------------------------------------------------------------------
Deduct--
-------------------------------------------------------------------------------
  Waiver of investment advisory fee                                              $  24,484
-------------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                             952
-------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                         23,511      48,947
-------------------------------------------------------------------------------  ---------  ----------
          Net expenses                                                                                      54,676
------------------------------------------------------------------------------------------------------  ----------
               Net investment income                                                                    $  679,985
------------------------------------------------------------------------------------------------------  ----------


* For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    PERIOD ENDED
                                                                                                   JULY 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------------------
Net investment income                                                                              $      679,985
------------------------------------------------------------------------------------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------------------
Distributions from net investment income:
------------------------------------------------------------------------------------------------
Institutional Shares                                                                                      (22,005)
------------------------------------------------------------------------------------------------
Institutional Service Shares                                                                             (657,980)
------------------------------------------------------------------------------------------------  ----------------
     Change in net assets resulting from distributions to shareholders                                   (679,985)
------------------------------------------------------------------------------------------------  ----------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------------------------
Proceeds from sale of Shares                                                                           95,754,802
------------------------------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                                                    304,922
------------------------------------------------------------------------------------------------
Cost of Shares redeemed                                                                               (16,824,617)
------------------------------------------------------------------------------------------------  ----------------
     Change in net assets resulting from share transactions                                            79,235,107
------------------------------------------------------------------------------------------------  ----------------
          Change in net assets                                                                         79,235,107
------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------
Beginning of period                                                                                             0
------------------------------------------------------------------------------------------------  ----------------
End of period                                                                                      $   79,235,107
------------------------------------------------------------------------------------------------  ----------------


* For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements included herein present only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $79,235,107.

Transactions in shares were as follows:

                                                                                                   PERIOD ENDED
                                                                                                  JULY 31, 1995*
                                                                                                  -------------
INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------
Shares sold                                                                                            4,997,518
-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                             2
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                       (1,927,378)
-----------------------------------------------------------------------------------------------  -----------------
     Net change resulting from Institutional Shares transactions                                       3,070,142
-----------------------------------------------------------------------------------------------  -----------------


* For the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

                                                                                                   PERIOD ENDED
                                                                                                  JULY 31, 1995**
                                                                                                  -------------
INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------------------------------------------
Shares sold                                                                                           90,757,284
-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                       304,920
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                      (14,897,239)
-----------------------------------------------------------------------------------------------  -----------------
  Net change resulting from Institutional Service Shares transactions                                 76,164,965
-----------------------------------------------------------------------------------------------  -----------------
     Net change resulting from share transactions                                                     79,235,107
-----------------------------------------------------------------------------------------------  -----------------


** For the period from May 30, 1995 (date of initial public investment) to July
   31, 1995.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Administrative Services ("FAS"), the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--FAS, under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $26,061 were initially borne by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following May 7, 1995 (the date the Fund first became effective). For the period ended July 31, 1995, the Fund paid $290 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Tax-Managed Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995
ADDRESSES
--------------------------------------------------------------------------------

Government Obligations Tax-Managed Fund
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Administrative Services                      Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------


GOVERNMENT OBLIGATIONS
TAX-MANAGED FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company

Prospectus dated September 30, 1995

(Revised March 31, 1996)



[LOGO]
FEDERATED SECURITIES CORP.
-------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 60934N849

G01140-02 (3/96)




PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------


GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             7
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7


TRUST INFORMATION                                                              8
------------------------------------------------------
  Management of the Trust                                                      8
  Distribution of Shares                                                       9

  Administration of the Fund                                                   9

NET ASSET VALUE                                                               10

------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10

  Minimum Investment Required
                                                                              11
  Certificates and Confirmations                                              11

  Dividends                                                                   11
  Capital Gains                                                               11

REDEEMING SHARES                                                              11
------------------------------------------------------


  By Mail                                                                     11

  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               14
------------------------------------------------------

  Federal Income Tax                                                          14
  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15

------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      30
------------------------------------------------------

ADDRESSES                                                                     31
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..................
                                                                                                               None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver)(1)........................................................................       0.07%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.13%
     Shareholder Services Fee(2).............................................................       0.00%
Total Operating Expenses(3).............................................................................       0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.58% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN INSTITUTIONAL SHARES" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT ASSUMING
(1) 5% ANNUAL RETURN AND (2) REDEMPTION AT THE END OF EACH TIME
PERIOD................................................................     $2         $6         $11        $26


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 30.

                                                                 YEAR ENDED JULY 31,
                                            1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income                        0.06       0.03       0.03       0.05       0.07        0.03
----------------------------------------
LESS DISTRIBUTIONS
----------------------------------------
  Distributions from net investment
    income                                    (0.06)     (0.03)     (0.03)     (0.05)     (0.07)      (0.03)
----------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD            $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
----------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                               5.65%      3.47%      3.25%      4.74%      7.30%       2.89%
----------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------
  Expenses                                     0.20%      0.20%      0.20%      0.20%      0.20%       0.20%(c)
----------------------------------------
  Net investment income                        5.60%      3.47%      3.20%      4.53%      6.54%       8.21%(c)
----------------------------------------
  Expense waiver/reimbursement (d)             0.38%      0.14%      0.09%      0.10%      0.24%       0.68%(c)
----------------------------------------
SUPPLEMENTAL DATA
----------------------------------------
  Net assets, end of period (000
    omitted)                             $2,457,797 $1,250,979 $1,098,159  $917,418    $473,593     $34,777
----------------------------------------


 (a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term money market securities. A minimum initial investment of $1,000,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.


RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), D-1 (+ or -) by Duff & Phelps, or F-1 (+ or -) by Fitch
                           -
Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."


REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under many circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. Concentrating investments in any one industry may subject the Fund to more risk than if it did not concentrate investments.

In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.
INVESTMENT LIMITATIONS


The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy.


REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
    .15 of 1%                       on the first $250 million
   .125 of 1%                        on the next $250 million
    .10 of 1%                        on the next $250 million
   .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Obligations Fund-Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


BY MAIL. To purchase by mail, send a check made payable to Prime Obligations Fund-Institutional Shares to: Federated Services Company, Prime Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirements for master acccounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. The amount of dividends declared by the Fund is based on estimates of net interest income for the Fund. Actual income may differ from estimates; these differences, if any, will be included in the calculation of subsequent dividends. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Prime Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Prime Obligations Fund-Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Peoples Bank, Bridgeport, CT, owned approximately 149,257,858 shares (36.34%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
BANK NOTES--2.9%
----------------------------------------------------------------------------------------------
                 BANKING--2.9%
                 -----------------------------------------------------------------------------
 $  15,000,000   Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995                                $     15,000,989
                 -----------------------------------------------------------------------------
    72,000,000   Mellon Bank NA, Pittsburgh, 6.000%-6.240%,
                 10/20/1995-11/28/1995                                                                72,000,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL BANK NOTES                                                                     87,000,989
                 -----------------------------------------------------------------------------  ----------------
(A)COMMERCIAL PAPER--62.2%
----------------------------------------------------------------------------------------------
                 BANKING--19.0%
                 -----------------------------------------------------------------------------
    15,000,000   ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam),
                 5.809%, 12/27/1995                                                                   14,651,583
                 -----------------------------------------------------------------------------
   140,000,000   Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London),
                 5.709%-6.348%, 8/9/1995-1/22/1996                                                   138,243,523
                 -----------------------------------------------------------------------------
   108,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of
                 Commerce, Toronto), 5.754%-6.452%,
                 8/16/1995-10/23/1995                                                                107,135,856
                 -----------------------------------------------------------------------------
    24,700,000   City of Cleveland, (Union Bank of Switzerland, Zurich LOC), 5.950%, 10/4/1995        24,700,000
                 -----------------------------------------------------------------------------
    79,100,000   Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt),
                 5.749%-5.841%, 10/25/1995-1/22/1996                                                  77,608,628
                 -----------------------------------------------------------------------------
    45,000,000   Dresdner US Finance, 5.936%-5.984%, 9/5/1995-12/21/1995                              44,486,209
                 -----------------------------------------------------------------------------
    24,000,000   J.P. Morgan & Co., Inc., 5.756%, 1/22/1996                                           23,351,560
                 -----------------------------------------------------------------------------
    70,547,000   Queensland Alumina Ltd., (Credit Suisse, Zurich LOC), 5.940%-6.101%,
                 8/1/1995-9/14/1995                                                                   70,285,776
                 -----------------------------------------------------------------------------
    19,800,000   Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                                    19,308,718
                 -----------------------------------------------------------------------------
     1,000,000   Societe Generale North America, Inc., (Guaranteed by Societe Generale,
                 Paris), 5.724%, 1/23/1996                                                               972,972
                 -----------------------------------------------------------------------------
    40,000,000   Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-Dominion Bank),
                 5.870%-6.390%, 9/7/1995-12/8/1995                                                    39,464,261
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               560,209,086
                 -----------------------------------------------------------------------------  ----------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(A)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
                 DIVERSIFIED--0.7%
                 -----------------------------------------------------------------------------
 $  20,000,000   Rockwell International Corp., 6.336%, 9/13/1995                                $     19,853,322
                 -----------------------------------------------------------------------------  ----------------
                 ELECTRONICS--0.3%
                 -----------------------------------------------------------------------------
    10,000,000   Hewlett-Packard Co., 5.918%, 9/28/1995                                                9,906,072
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-COMMERCIAL--23.6%
                 -----------------------------------------------------------------------------
    90,400,000   Asset Securitization Cooperative Corp., 5.740%-5.969%,
                 8/30/1995-10/20/1995                                                                 89,658,264
                 -----------------------------------------------------------------------------
   122,700,000   Beta Finance, Inc., 5.630%-6.450%, 8/14/1995-1/29/1996                              121,182,697
                 -----------------------------------------------------------------------------
    80,700,000   CIESCO, Inc., 5.687%-6.356%, 8/25/1995-10/27/1995                                    79,963,340
                 -----------------------------------------------------------------------------
   116,000,000   CIT Group Holdings, Inc., 5.760%-6.217%, 8/29/1995-12/22/1995                       114,015,734
                 -----------------------------------------------------------------------------
    31,000,000   Corporate Asset Funding Co., Inc. (CAFCO), 5.843%-6.271%,
                 9/15/1995-11/7/1995                                                                  30,721,169
                 -----------------------------------------------------------------------------
    24,620,000   Falcon Asset Securitization Corp., 5.752%-5.815%,
                 10/26/1995-1/22/1996                                                                 24,135,125
                 -----------------------------------------------------------------------------
   135,000,000   General Electric Capital Corp., 5.750%-6.317%, 9/5/1995-1/23/1996                   133,106,685
                 -----------------------------------------------------------------------------
    81,575,000   PREFCO-Preferred Receivables Funding Co., 5.868%-6.113%,
                 8/9/1995-11/15/1995                                                                  80,720,284
                 -----------------------------------------------------------------------------
    26,300,000   Sheffield Receivables Corp., 6.100%-6.101%, 8/9/1995-8/10/1995                       26,263,600
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               699,766,898
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-RETAIL--10.7%
                 -----------------------------------------------------------------------------
   109,000,000   Associates Corp. of North America, 5.699%-6.163%,
                 8/4/1995-10/31/1995                                                                 108,314,529
                 -----------------------------------------------------------------------------
   118,700,000   Ford Credit Receivables Funding, Inc., 5.720%-6.207%,
                 8/24/1995-10/23/1995                                                                117,685,863
                 -----------------------------------------------------------------------------
    67,000,000   New Center Asset Trust, A1+/P1 Series, 6.214%-6.314%,
                 10/10/1995-10/20/1995                                                                66,164,109
                 -----------------------------------------------------------------------------
    25,000,000   Norwest Financial, Inc., 5.833%, 10/2/1995                                           24,752,431
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               316,916,932
                 -----------------------------------------------------------------------------  ----------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(A)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
                 INSURANCE--1.6%
                 -----------------------------------------------------------------------------
 $  15,000,000   City of New York G.O. 1995-B, (FGIC-SPI Gtd.), 6.241%, 8/22/1995               $     15,000,000
                 -----------------------------------------------------------------------------
    10,175,000   Marsh & McLennan Cos., Inc., 5.944%-6.453%,
                 9/25/1995-12/1/1995                                                                  10,027,975
                 -----------------------------------------------------------------------------
    22,783,000   Prospect Street Senior Portfolio, L.P., (Guaranteed by Financial Security
                 Assurance, Inc.), 5.805%-6.273%, 9/6/1995-11/10/1995                                 22,506,070
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                                47,534,045
                 -----------------------------------------------------------------------------  ----------------
                 MISCELLANEOUS--0.5%
                 -----------------------------------------------------------------------------
    15,000,000   Procter & Gamble Co., 5.845%, 10/16/1995                                             14,817,917
                 -----------------------------------------------------------------------------  ----------------
                 OIL & OIL FINANCE--1.1%
                 -----------------------------------------------------------------------------
    33,000,000   Koch Industries, Inc., 5.851%, 8/1/1995                                              33,000,000
                 -----------------------------------------------------------------------------  ----------------
                 TELECOMMUNICATIONS--4.7%
                 -----------------------------------------------------------------------------
   139,620,000   AT&T Corp., 5.739%-6.373%, 8/11/1995-12/1/1995                                      138,331,098
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL COMMERCIAL PAPER                                                            1,840,335,370
                 -----------------------------------------------------------------------------  ----------------
 CORPORATE NOTES--1.2%
----------------------------------------------------------------------------------------------
                 BANKING--1.2%
                 -----------------------------------------------------------------------------
    33,787,467   Banc One Corp., 6.363%, 4/15/1996                                                    33,787,468
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL CORPORATE NOTES                                                                33,787,468
                 -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--18.3%
----------------------------------------------------------------------------------------------
                 BANKING--13.1%
                 -----------------------------------------------------------------------------
     4,045,000   500 South Front St. L.P., Series A, (Huntington National Bank, Columbus, OH
                 LOC), 5.890%, 8/3/1995                                                                4,045,000
                 -----------------------------------------------------------------------------
     6,500,000   500 South Front St. L.P., Series B, (Huntington National Bank, Columbus, OH
                 LOC), 5.890%, 8/3/1995                                                                6,500,000
                 -----------------------------------------------------------------------------
    10,927,000   Adesa Funding Corp., (Bank One, Indianapolis, IN LOC),
                 5.840%, 8/3/1995                                                                     10,927,000
                 -----------------------------------------------------------------------------
     8,455,000   Alexandria Executive Club L.P., (Huntington National Bank, Columbus, OH LOC),
                 5.890%, 8/3/1995                                                                      8,455,000
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------------------
 $   9,000,000   Arrow N.A., Inc., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                       $      9,000,000
                 -----------------------------------------------------------------------------
    16,900,000   Beverly California Corp., (PNC Bank, N.A. LOC),
                 5.869%, 8/7/1995                                                                     16,900,000
                 -----------------------------------------------------------------------------
     1,642,790   Bowling Green Manor L.P., (Huntington National Bank,
                 Columbus, OH LOC), 5.885%, 8/3/1995                                                   1,642,790
                 -----------------------------------------------------------------------------
    17,400,000   CMH Funding, (Huntington National Bank, Columbus, OH LOC), 6.060%, 1/3/1996          17,400,000
                 -----------------------------------------------------------------------------
    21,558,000   Capital One Funding Corp. 1994-C, Series 1994-C, (Bank One, Cleveland, N.A.
                 LOC), 6.069%, 8/3/1995                                                               21,558,000
                 -----------------------------------------------------------------------------
    26,300,000   Capital One Funding Corp. 1995-A, (Bank One, Indianapolis, IN LOC), 5.885%,
                 8/3/1995                                                                             26,300,000
                 -----------------------------------------------------------------------------
    17,446,000   Capital One Funding Corp. 1995-B, (Liberty National Bank & Trust Co. LOC),
                 5.840%, 8/3/1995                                                                     17,446,000
                 -----------------------------------------------------------------------------
     1,062,337   Clyde Manor L.P., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                              1,062,337
                 -----------------------------------------------------------------------------
     2,500,000   Crystal Enterprises, Inc., Series 1995, (NBD Bank, N.A., Detroit, MI LOC),
                 5.900%, 8/3/1995                                                                      2,500,000
                 -----------------------------------------------------------------------------
     4,020,000   Eastwinds Investment, Ltd., (Huntington National Bank,
                 Columbus, OH LOC), 5.890%, 8/3/1995                                                   4,020,000
                 -----------------------------------------------------------------------------
     5,000,000   G.M.H. Enterprises, Inc., Series 1995, (National City Bank,
                 Cleveland, OH LOC), 5.950%, 8/3/1995                                                  5,000,000
                 -----------------------------------------------------------------------------
     2,420,000   Grote Family L.P., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                              2,420,000
                 -----------------------------------------------------------------------------
    12,300,000   Hunt Club Apartments, Inc., (Huntington National Bank,
                 Columbus, OH LOC), 5.890%, 8/2/1995                                                  12,300,000
                 -----------------------------------------------------------------------------
     1,700,000   Jade Sterling Steel Co., Inc., (Huntington National Bank,
                 Columbus, OH LOC), 5.885%, 8/3/1995                                                   1,700,000
                 -----------------------------------------------------------------------------
     4,200,000   Kokosing Construction Co., Inc., (National City Bank, Cleveland, OH LOC),
                 5.950%, 8/2/1995                                                                      4,200,000
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------------------
 $   8,600,000   Mississippi Business Finance Corp., (Comerica Bank, Detroit, MI LOC), 5.885%,
                 8/3/1995                                                                       $      8,600,000
                 -----------------------------------------------------------------------------
     2,000,000   Mississippi Business Finance Corp., Series 1995 Plantation Pointe, LP
                 Project, (Amsouth Bank N.A., Birmingham LOC), 5.885%,
                 8/3/1995                                                                              2,000,000
                 -----------------------------------------------------------------------------
     4,885,000   Olen Corp., (National City Bank, Cleveland, OH LOC), 5.950%,
                 8/2/1995                                                                              4,885,000
                 -----------------------------------------------------------------------------
     1,800,000   Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
                 5.850%, 8/3/1995                                                                      1,800,000
                 -----------------------------------------------------------------------------
     7,730,000   Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
                 5.890%, 8/3/1995                                                                      7,730,000
                 -----------------------------------------------------------------------------
    13,450,000   Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC), 5.896%, 8/2/1995           13,450,000
                 -----------------------------------------------------------------------------
     6,100,000   S.I.D.A. (Alabama) Miltope Project, Series 1994, (First Alabama Bank,
                 Birmingham LOC), 6.135%, 8/3/1995                                                     6,100,000
                 -----------------------------------------------------------------------------
    11,100,000   S.I.D.A. (Alabama),TRB (Wellborn Cabinet, Inc.), (Amsouth Bank N.A.,
                 Birmingham LOC), 5.930%, 8/2/1995                                                    11,100,000
                 -----------------------------------------------------------------------------
    20,000,000   (c)SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty Trust Co., New
                 York), 6.205%, 8/11/1995                                                             19,999,686
                 -----------------------------------------------------------------------------
   101,000,000   (c)SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty Trust Co., New
                 York), 5.895%, 8/1/1995                                                             100,975,741
                 -----------------------------------------------------------------------------
     7,040,000   Shenandoah Partners L.P., (Huntington National Bank,
                 Columbus, OH LOC), 5.890%, 8/3/1995                                                   7,040,000
                 -----------------------------------------------------------------------------
     3,418,000   Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.840%,
                 8/3/1995                                                                              3,418,000
                 -----------------------------------------------------------------------------
     6,569,000   Vista Funding Corp., (Fifth Third Bank of Northwestern OH LOC), 5.885%,
                 8/3/1995                                                                              6,569,000
                 -----------------------------------------------------------------------------
    11,500,000   Vista Funding Corp., 1995-B, (Fifth Third Bank of Northwestern OH LOC),
                 5.885%, 8/3/1995                                                                     11,500,000
                 -----------------------------------------------------------------------------
     1,011,431   Wauseon Manor II L.P., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                              1,011,431
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------------------
 $   3,775,000   Wexner Heritage House, (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                       $      3,775,000
                 -----------------------------------------------------------------------------
     2,445,000   YMCA of Central, OH, (Huntington National Bank, Columbus, OH LOC), 5.890%,
                 8/3/1995                                                                              2,445,000
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               385,774,985
                 -----------------------------------------------------------------------------  ----------------
                 ELECTRICAL EQUIPMENT--1.2%
                 -----------------------------------------------------------------------------
     8,840,838   GS Funding Corp., (Guaranteed by General Electric Co.), 5.869%, 7/31/1995             8,840,838
                 -----------------------------------------------------------------------------
     6,000,000   Lauda Air, Luftfahrt, (Guaranteed by General Electric Co.), 5.881%, 8/1/1995          6,000,000
                 -----------------------------------------------------------------------------
    19,918,165   Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.897%,
                 7/31/1995                                                                            19,918,165
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                                34,759,003
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-COMMERCIAL--1.2%
                 -----------------------------------------------------------------------------
    36,000,000   Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 6.015%, 8/15/1995             36,000,000
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-RETAIL--1.1%
                 -----------------------------------------------------------------------------
    31,825,493   Carco Auto Loan Master Trust, Series 1993-2, Class A1, 5.785%, 8/15/1995             31,825,493
                 -----------------------------------------------------------------------------  ----------------
                 INSURANCE--0.8%
                 -----------------------------------------------------------------------------
    25,000,000   (c)Peoples Security Life Insurance, 6.300%, 8/1/1995                                 25,000,000
                 -----------------------------------------------------------------------------  ----------------
                 MUNICIPAL--0.9%
                 -----------------------------------------------------------------------------
    26,700,000   (c)Columbus, OH, 6.135%, 8/3/1995                                                    26,700,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL VARIABLE RATE INSTRUMENTS                                                     540,059,481
                 -----------------------------------------------------------------------------  ----------------
(D)REPURCHASE AGREEMENTS--15.6%
----------------------------------------------------------------------------------------------
       700,000   Bear, Stearns & Co., Inc., 5.81%, dated 7/31/1995, due 8/1/1995                         700,000
                 -----------------------------------------------------------------------------
   135,748,000   First Chicago Capital Markets, Inc., 5.82%, dated 7/31/1995, due 8/1/1995           135,748,000
                 -----------------------------------------------------------------------------
   147,451,000   Fuji Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995                         147,451,000
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(D)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------------------
 $  10,516,000   PaineWebber, Inc., 5.85%, dated 7/31/1995, due 8/1/1995                        $     10,516,000
                 -----------------------------------------------------------------------------
       211,000   State Street Bank and Trust Co., 5.82%, dated 7/31/1995, due
                 8/1/1995                                                                                211,000
                 -----------------------------------------------------------------------------
   167,090,000   UBS Securities, Inc., 5.80%, dated 7/31/1995, due 8/1/1995                          167,090,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL REPURCHASE AGREEMENTS                                                         461,716,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL INVESTMENTS, AT AMORTIZED COST (E)                                       $  2,962,899,308
                 -----------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

 (b) Current rate and next reset date shown.

 (c) Restricted Securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these amounted to 6.0% of net assets.

(d) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,958,751,318) at July 31, 1995.

The following acronyms are used throughout this portfolio:

LOC -- Letter of Credit
LP -- Limited Partnership
PLC -- Public Limited Company
TRB -- Taxable Revenue Bond

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $    461,716,000
-----------------------------------------------------------------------------
Investments in securities                                                         2,501,183,308
-----------------------------------------------------------------------------  ----------------
     Total investments, at amortized cost and value                                              $  2,962,899,308
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       5,325,668
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              8,182,417
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   2,976,407,393
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------
Payable for shares redeemed                                                           3,166,500
-----------------------------------------------------------------------------
Income distribution payable                                                          10,170,581
-----------------------------------------------------------------------------
Accrued expenses                                                                        707,730
-----------------------------------------------------------------------------
Payable to Bank                                                                       3,611,264
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 17,656,075
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 2,958,751,318 shares outstanding                                                  $  2,958,751,318
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
($2,457,797,173 / 2,457,797,173 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($500,954,145 / 500,954,145 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                           $  127,412,842
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
Investment advisory fee                                                             $   4,370,903
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               1,654,387
----------------------------------------------------------------------------------
Custodian fees                                                                            244,453
----------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                             67,443
----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   8,283
----------------------------------------------------------------------------------
Auditing fees                                                                              12,951
----------------------------------------------------------------------------------
Legal fees                                                                                 28,075
----------------------------------------------------------------------------------
Portfolio accounting fees                                                                 190,089
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                          4,908,345
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                    554,723
----------------------------------------------------------------------------------
Share registration costs                                                                  503,411
----------------------------------------------------------------------------------
Printing and postage                                                                       25,638
----------------------------------------------------------------------------------
Insurance premiums                                                                         49,287
----------------------------------------------------------------------------------
Taxes                                                                                      38,556
----------------------------------------------------------------------------------
Miscellaneous                                                                              27,683
----------------------------------------------------------------------------------  -------------
     Total expenses                                                                    12,684,227
----------------------------------------------------------------------------------
Deduct--
--------------------------------------------------------------------
     Waiver of investment advisory fee                                $  2,828,160
--------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Shares            4,908,345      7,736,505
--------------------------------------------------------------------  ------------  -------------
          Net expenses                                                                                  4,947,722
-------------------------------------------------------------------------------------------------  --------------
               Net investment income                                                               $  122,465,120
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED JULY 31,
                                                                                   1995               1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                       $      122,465,120  $      41,204,591
--------------------------------------------------------------------------  ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income:
--------------------------------------------------------------------------
Institutional Shares                                                              (109,911,005)       (41,183,125)
--------------------------------------------------------------------------
Institutional Service Shares                                                       (12,554,115)           (21,466)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from distributions to shareholders            (122,465,120)       (41,204,591)
--------------------------------------------------------------------------  ------------------  -----------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of Shares                                                    28,128,464,929      8,598,402,134
--------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                              34,127,138          6,605,494
--------------------------------------------------------------------------
Cost of Shares redeemed                                                        (26,464,207,220)    (8,442,800,343)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from share transactions                      1,698,384,847        162,207,285
--------------------------------------------------------------------------  ------------------  -----------------
          Change in net assets                                                   1,698,384,847        162,207,285
--------------------------------------------------------------------------  ------------------  -----------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                              1,260,366,471      1,098,159,186
--------------------------------------------------------------------------  ------------------  -----------------
End of period                                                               $    2,958,751,318  $   1,260,366,471
--------------------------------------------------------------------------  ------------------  -----------------


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six, diversified portfolios. The financial statements presented herein present only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,958,751,318.

Transactions in shares were as follows:

                                                                                     YEAR ENDED JULY 31,
                                                                                   1995               1994
INSTITUTIONAL SHARES
--------------------------------------------------------------------------
Shares Sold                                                                     23,850,176,668      8,582,784,664
--------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  27,352,248          6,585,754
--------------------------------------------------------------------------
Shares redeemed                                                                (22,670,711,004)    (8,436,550,343)
--------------------------------------------------------------------------  ------------------  -----------------
     Net change resulting from Institutional share transactions                  1,206,817,912        152,820,075
--------------------------------------------------------------------------  ------------------  -----------------


                                                                                     YEAR ENDED JULY 31,
                                                                                   1995               1994*
INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------
Shares Sold                                                                      4,278,288,261         15,617,470
--------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                   6,774,890             19,740
--------------------------------------------------------------------------
Shares redeemed                                                                 (3,793,496,216)        (6,250,000)
--------------------------------------------------------------------------  ------------------  -----------------
     Net change resulting from Institutional Service share transactions            491,566,935          9,387,210
--------------------------------------------------------------------------  ------------------  -----------------
          Net change resulting from share transactions                           1,698,384,847        162,207,285
--------------------------------------------------------------------------  ------------------  -----------------


* Reflects operations for the period from July 5, 1994, (date of initial public offering) to July 31, 1994.

PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") under the Administrative Services Agreement provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:

                                                                          ACQUISITION     ACQUISITION
                               SECURITY                                       DATE            COST
------------------------------------------------------------------        -----------     -----------

SMM Trust Series 1995-I                                                      01/06/95    $  100,970,760
SMM Trust Series 1994-B                                                      05/31/95        20,144,056
Peoples Security Life Insurance, 6.300%, 8/1/1995                            07/06/95        25,000,000
Columbus, OH, 6.135%, 8/3/1995                                               01/30/95        26,700,000


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995
ADDRESSES
--------------------------------------------------------------------------------

Prime Obligations Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company


Prospectus dated September 30, 1995
(Revised March 31, 1996)



[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N203
601352-01 (3/96)





PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in money market securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2

------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Risks                                                             7
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              8
------------------------------------------------------

  Management of the Trust                                                      8
  Distribution of Shares                                                       9
  Administration of the Trust                                                  9

NET ASSET VALUE                                                               10
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 11

  Certificates and Confirmations                                              11

  Dividends                                                                   11
  Capital Gains                                                               11


REDEEMING SHARES                                                              11

------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               14
------------------------------------------------------

  Federal Income Tax                                                          14
  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      30
------------------------------------------------------

ADDRESSES                                                                     31
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL SERVICE SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................................       0.07%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.38%
     Shareholder Services Fee................................................................       0.25%
Total Operating Expenses (2)............................................................................       0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.58% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and
(2) redemption at the end of each time period.........................     $5         $14        $25        $57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of the Independent Public Accountants on page
30.

                                                                                                YEAR ENDED
                                                                                                 JULY 31,
                                                                                            -----------------
                                                                                            1995       1994(A)
                                                                                            ----       -------
NET ASSET VALUE, BEGINNING OF PERIOD                                                      $    1.00   $    1.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------
  Net investment income                                                                        0.05       0.003
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.05)     (0.003)
----------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                            $    1.00   $    1.00
----------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                               5.38%      0.30%
----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
  Expenses                                                                                     0.45%      0.34%(c)
----------------------------------------------------------------------------------------
  Net investment income                                                                        5.66%      4.68%(c)
----------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                             0.13%      0.14%(c)
----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                  $500,954       $9,387
----------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in short-term money market securities. A minimum initial investment of $1,000,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

     SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.


RATINGS. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), D-1 (+ or -) by Duffs, or F-1 (+ or -) by Fitch Investors
                           -
Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."


REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under many circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

CONCENTRATION OF INVESTMENTS. The Fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. Concentrating investments in any one industry may subject the Fund to more risk than if it did not concentrate investments.

In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.
INVESTMENT LIMITATIONS


The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy.


REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7 which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
    .15 of 1%               on the first $250 million
   .125 of 1%               on the next $250 million
    .10 of 1%               on the next $250 million
   .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Prime Obligations Fund-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


BY MAIL. To purchase by mail, send a check made payable to Prime Obligations Fund-Institutional Service Shares to: Federated Services Company, Prime Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. The amount of dividends declared by the Fund is based on estimates of net interest income for the Fund. Actual income may differ from estimates; these differences, if any, will be included in the calculation of subsequent dividends. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Prime Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Prime Obligations Fund-Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Peoples Bank, Bridgeport, CT, owned approximately 149,257,858 shares (36.34%) of the voting securities of the Fund's Institutional Service Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.
PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
BANK NOTES--2.9%
----------------------------------------------------------------------------------------------
                 BANKING--2.9%
                 -----------------------------------------------------------------------------
 $  15,000,000   Bank One, Milwaukee, WI N.A., 5.960%, 9/11/1995                                $     15,000,989
                 -----------------------------------------------------------------------------
    72,000,000   Mellon Bank NA, Pittsburgh, 6.000%-6.240%,
                 10/20/1995-11/28/1995                                                                72,000,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL BANK NOTES                                                                     87,000,989
                 -----------------------------------------------------------------------------  ----------------
(A)COMMERCIAL PAPER--62.2%
----------------------------------------------------------------------------------------------
                 BANKING--19.0%
                 -----------------------------------------------------------------------------
    15,000,000   ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam),
                 5.809%, 12/27/1995                                                                   14,651,583
                 -----------------------------------------------------------------------------
   140,000,000   Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London),
                 5.709%-6.348%, 8/9/1995-1/22/1996                                                   138,243,523
                 -----------------------------------------------------------------------------
   108,000,000   Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of
                 Commerce, Toronto), 5.754%-6.452%,
                 8/16/1995-10/23/1995                                                                107,135,856
                 -----------------------------------------------------------------------------
    24,700,000   City of Cleveland, (Union Bank of Switzerland, Zurich LOC), 5.950%, 10/4/1995        24,700,000
                 -----------------------------------------------------------------------------
    79,100,000   Commerzbank U.S. Finance, Inc., (Guaranteed by Commerzbank AG, Frankfurt),
                 5.749%-5.841%, 10/25/1995-1/22/1996                                                  77,608,628
                 -----------------------------------------------------------------------------
    45,000,000   Dresdner US Finance, 5.936%-5.984%, 9/5/1995-12/21/1995                              44,486,209
                 -----------------------------------------------------------------------------
    24,000,000   J.P. Morgan & Co., Inc., 5.756%, 1/22/1996                                           23,351,560
                 -----------------------------------------------------------------------------
    70,547,000   Queensland Alumina Ltd., (Credit Suisse, Zurich LOC), 5.940%-6.101%,
                 8/1/1995-9/14/1995                                                                   70,285,776
                 -----------------------------------------------------------------------------
    19,800,000   Royal Bank of Canada, Montreal, 5.636%, 1/11/1996                                    19,308,718
                 -----------------------------------------------------------------------------
     1,000,000   Societe Generale North America, Inc., (Guaranteed by Societe Generale,
                 Paris), 5.724%, 1/23/1996                                                               972,972
                 -----------------------------------------------------------------------------
    40,000,000   Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-Dominion Bank),
                 5.870%-6.390%, 9/7/1995-12/8/1995                                                    39,464,261
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               560,209,086
                 -----------------------------------------------------------------------------  ----------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(A)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
                 DIVERSIFIED--0.7%
                 -----------------------------------------------------------------------------
 $  20,000,000   Rockwell International Corp., 6.336%, 9/13/1995                                $     19,853,322
                 -----------------------------------------------------------------------------  ----------------
                 ELECTRONICS--0.3%
                 -----------------------------------------------------------------------------
    10,000,000   Hewlett-Packard Co., 5.918%, 9/28/1995                                                9,906,072
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-COMMERCIAL--23.6%
                 -----------------------------------------------------------------------------
    90,400,000   Asset Securitization Cooperative Corp., 5.740%-5.969%,
                 8/30/1995-10/20/1995                                                                 89,658,264
                 -----------------------------------------------------------------------------
   122,700,000   Beta Finance, Inc., 5.630%-6.450%, 8/14/1995-1/29/1996                              121,182,697
                 -----------------------------------------------------------------------------
    80,700,000   CIESCO, Inc., 5.687%-6.356%, 8/25/1995-10/27/1995                                    79,963,340
                 -----------------------------------------------------------------------------
   116,000,000   CIT Group Holdings, Inc., 5.760%-6.217%, 8/29/1995-12/22/1995                       114,015,734
                 -----------------------------------------------------------------------------
    31,000,000   Corporate Asset Funding Co., Inc. (CAFCO), 5.843%-6.271%,
                 9/15/1995-11/7/1995                                                                  30,721,169
                 -----------------------------------------------------------------------------
    24,620,000   Falcon Asset Securitization Corp., 5.752%-5.815%,
                 10/26/1995-1/22/1996                                                                 24,135,125
                 -----------------------------------------------------------------------------
   135,000,000   General Electric Capital Corp., 5.750%-6.317%, 9/5/1995-1/23/1996                   133,106,685
                 -----------------------------------------------------------------------------
    81,575,000   PREFCO-Preferred Receivables Funding Co., 5.868%-6.113%,
                 8/9/1995-11/15/1995                                                                  80,720,284
                 -----------------------------------------------------------------------------
    26,300,000   Sheffield Receivables Corp., 6.100%-6.101%, 8/9/1995-8/10/1995                       26,263,600
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               699,766,898
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-RETAIL--10.7%
                 -----------------------------------------------------------------------------
   109,000,000   Associates Corp. of North America, 5.699%-6.163%,
                 8/4/1995-10/31/1995                                                                 108,314,529
                 -----------------------------------------------------------------------------
   118,700,000   Ford Credit Receivables Funding, Inc., 5.720%-6.207%,
                 8/24/1995-10/23/1995                                                                117,685,863
                 -----------------------------------------------------------------------------
    67,000,000   New Center Asset Trust, A1+/P1 Series, 6.214%-6.314%,
                 10/10/1995-10/20/1995                                                                66,164,109
                 -----------------------------------------------------------------------------
    25,000,000   Norwest Financial, Inc., 5.833%, 10/2/1995                                           24,752,431
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               316,916,932
                 -----------------------------------------------------------------------------  ----------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(A)COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
                 INSURANCE--1.6%
                 -----------------------------------------------------------------------------
 $  15,000,000   City of New York G.O. 1995-B, (FGIC-SPI Gtd.), 6.241%, 8/22/1995               $     15,000,000
                 -----------------------------------------------------------------------------
    10,175,000   Marsh & McLennan Cos., Inc., 5.944%-6.453%,
                 9/25/1995-12/1/1995                                                                  10,027,975
                 -----------------------------------------------------------------------------
    22,783,000   Prospect Street Senior Portfolio, L.P., (Guaranteed by Financial Security
                 Assurance, Inc.), 5.805%-6.273%, 9/6/1995-11/10/1995                                 22,506,070
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                                47,534,045
                 -----------------------------------------------------------------------------  ----------------
                 MISCELLANEOUS--0.5%
                 -----------------------------------------------------------------------------
    15,000,000   Procter & Gamble Co., 5.845%, 10/16/1995                                             14,817,917
                 -----------------------------------------------------------------------------  ----------------
                 OIL & OIL FINANCE--1.1%
                 -----------------------------------------------------------------------------
    33,000,000   Koch Industries, Inc., 5.851%, 8/1/1995                                              33,000,000
                 -----------------------------------------------------------------------------  ----------------
                 TELECOMMUNICATIONS--4.7%
                 -----------------------------------------------------------------------------
   139,620,000   AT&T Corp., 5.739%-6.373%, 8/11/1995-12/1/1995                                      138,331,098
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL COMMERCIAL PAPER                                                            1,840,335,370
                 -----------------------------------------------------------------------------  ----------------
CORPORATE NOTES--1.2%
----------------------------------------------------------------------------------------------
                 BANKING--1.2%
                 -----------------------------------------------------------------------------
    33,787,467   Banc One Corp., 6.363%, 4/15/1996                                                    33,787,468
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL CORPORATE NOTES                                                                33,787,468
                 -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--18.3%
----------------------------------------------------------------------------------------------
                 BANKING--13.1%
                 -----------------------------------------------------------------------------
     4,045,000   500 South Front St. L.P., Series A, (Huntington National Bank, Columbus, OH
                 LOC), 5.890%, 8/3/1995                                                                4,045,000
                 -----------------------------------------------------------------------------
     6,500,000   500 South Front St. L.P., Series B, (Huntington National Bank, Columbus, OH
                 LOC), 5.890%, 8/3/1995                                                                6,500,000
                 -----------------------------------------------------------------------------
    10,927,000   Adesa Funding Corp., (Bank One, Indianapolis, IN LOC),
                 5.840%, 8/3/1995                                                                     10,927,000
                 -----------------------------------------------------------------------------
     8,455,000   Alexandria Executive Club L.P., (Huntington National Bank, Columbus, OH LOC),
                 5.890%, 8/3/1995                                                                      8,455,000
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------------------
 $   9,000,000   Arrow N.A., Inc., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                       $      9,000,000
                 -----------------------------------------------------------------------------
    16,900,000   Beverly California Corp., (PNC Bank, N.A. LOC),
                 5.869%, 8/7/1995                                                                     16,900,000
                 -----------------------------------------------------------------------------
     1,642,790   Bowling Green Manor L.P., (Huntington National Bank,
                 Columbus, OH LOC), 5.885%, 8/3/1995                                                   1,642,790
                 -----------------------------------------------------------------------------
    17,400,000   CMH Funding, (Huntington National Bank, Columbus, OH LOC), 6.060%, 1/3/1996          17,400,000
                 -----------------------------------------------------------------------------
    21,558,000   Capital One Funding Corp. 1994-C, Series 1994-C, (Bank One, Cleveland, N.A.
                 LOC), 6.069%, 8/3/1995                                                               21,558,000
                 -----------------------------------------------------------------------------
    26,300,000   Capital One Funding Corp. 1995-A, (Bank One, Indianapolis, IN LOC), 5.885%,
                 8/3/1995                                                                             26,300,000
                 -----------------------------------------------------------------------------
    17,446,000   Capital One Funding Corp. 1995-B, (Liberty National Bank & Trust Co. LOC),
                 5.840%, 8/3/1995                                                                     17,446,000
                 -----------------------------------------------------------------------------
     1,062,337   Clyde Manor L.P., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                              1,062,337
                 -----------------------------------------------------------------------------
     2,500,000   Crystal Enterprises, Inc., Series 1995, (NBD Bank, N.A., Detroit, MI LOC),
                 5.900%, 8/3/1995                                                                      2,500,000
                 -----------------------------------------------------------------------------
     4,020,000   Eastwinds Investment, Ltd., (Huntington National Bank,
                 Columbus, OH LOC), 5.890%, 8/3/1995                                                   4,020,000
                 -----------------------------------------------------------------------------
     5,000,000   G.M.H. Enterprises, Inc., Series 1995, (National City Bank,
                 Cleveland, OH LOC), 5.950%, 8/3/1995                                                  5,000,000
                 -----------------------------------------------------------------------------
     2,420,000   Grote Family L.P., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                              2,420,000
                 -----------------------------------------------------------------------------
    12,300,000   Hunt Club Apartments, Inc., (Huntington National Bank,
                 Columbus, OH LOC), 5.890%, 8/2/1995                                                  12,300,000
                 -----------------------------------------------------------------------------
     1,700,000   Jade Sterling Steel Co., Inc., (Huntington National Bank,
                 Columbus, OH LOC), 5.885%, 8/3/1995                                                   1,700,000
                 -----------------------------------------------------------------------------
     4,200,000   Kokosing Construction Co., Inc., (National City Bank, Cleveland, OH LOC),
                 5.950%, 8/2/1995                                                                      4,200,000
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------------------
 $   8,600,000   Mississippi Business Finance Corp., (Comerica Bank, Detroit, MI LOC), 5.885%,
                 8/3/1995                                                                       $      8,600,000
                 -----------------------------------------------------------------------------
     2,000,000   Mississippi Business Finance Corp., Series 1995 Plantation Pointe, LP
                 Project, (Amsouth Bank N.A., Birmingham LOC), 5.885%,
                 8/3/1995                                                                              2,000,000
                 -----------------------------------------------------------------------------
     4,885,000   Olen Corp., (National City Bank, Cleveland, OH LOC), 5.950%,
                 8/2/1995                                                                              4,885,000
                 -----------------------------------------------------------------------------
     1,800,000   Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
                 5.850%, 8/3/1995                                                                      1,800,000
                 -----------------------------------------------------------------------------
     7,730,000   Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
                 5.890%, 8/3/1995                                                                      7,730,000
                 -----------------------------------------------------------------------------
    13,450,000   Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC), 5.896%, 8/2/1995           13,450,000
                 -----------------------------------------------------------------------------
     6,100,000   S.I.D.A. (Alabama) Miltope Project, Series 1994, (First Alabama Bank,
                 Birmingham LOC), 6.135%, 8/3/1995                                                     6,100,000
                 -----------------------------------------------------------------------------
    11,100,000   S.I.D.A. (Alabama),TRB (Wellborn Cabinet, Inc.), (Amsouth Bank N.A.,
                 Birmingham LOC), 5.930%, 8/2/1995                                                    11,100,000
                 -----------------------------------------------------------------------------
    20,000,000   (c)SMM Trust, Series 1994-B, (Guaranteed by Morgan Guaranty Trust Co., New
                 York), 6.205%, 8/11/1995                                                             19,999,686
                 -----------------------------------------------------------------------------
   101,000,000   (c)SMM Trust, Series 1995-I, (Guaranteed by Morgan Guaranty Trust Co., New
                 York), 5.895%, 8/1/1995                                                             100,975,741
                 -----------------------------------------------------------------------------
     7,040,000   Shenandoah Partners L.P., (Huntington National Bank,
                 Columbus, OH LOC), 5.890%, 8/3/1995                                                   7,040,000
                 -----------------------------------------------------------------------------
     3,418,000   Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.840%,
                 8/3/1995                                                                              3,418,000
                 -----------------------------------------------------------------------------
     6,569,000   Vista Funding Corp., (Fifth Third Bank of Northwestern OH LOC), 5.885%,
                 8/3/1995                                                                              6,569,000
                 -----------------------------------------------------------------------------
    11,500,000   Vista Funding Corp., 1995-B, (Fifth Third Bank of Northwestern OH LOC),
                 5.885%, 8/3/1995                                                                     11,500,000
                 -----------------------------------------------------------------------------
     1,011,431   Wauseon Manor II L.P., (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                              1,011,431
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(B)VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
                 BANKING--CONTINUED
                 -----------------------------------------------------------------------------
 $   3,775,000   Wexner Heritage House, (Huntington National Bank, Columbus, OH LOC), 5.885%,
                 8/3/1995                                                                       $      3,775,000
                 -----------------------------------------------------------------------------
     2,445,000   YMCA of Central, OH, (Huntington National Bank, Columbus, OH LOC), 5.890%,
                 8/3/1995                                                                              2,445,000
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                               385,774,985
                 -----------------------------------------------------------------------------  ----------------
                 ELECTRICAL EQUIPMENT--1.2%
                 -----------------------------------------------------------------------------
     8,840,838   GS Funding Corp., (Guaranteed by General Electric Co.), 5.869%, 7/31/1995             8,840,838
                 -----------------------------------------------------------------------------
     6,000,000   Lauda Air, Luftfahrt, (Guaranteed by General Electric Co.), 5.881%, 8/1/1995          6,000,000
                 -----------------------------------------------------------------------------
    19,918,165   Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.897%,
                 7/31/1995                                                                            19,918,165
                 -----------------------------------------------------------------------------  ----------------
                 Total                                                                                34,759,003
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-COMMERCIAL--1.2%
                 -----------------------------------------------------------------------------
    36,000,000   Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 6.015%, 8/15/1995             36,000,000
                 -----------------------------------------------------------------------------  ----------------
                 FINANCE-RETAIL--1.1%
                 -----------------------------------------------------------------------------
    31,825,493   Carco Auto Loan Master Trust, Series 1993-2, Class A1, 5.785%, 8/15/1995             31,825,493
                 -----------------------------------------------------------------------------  ----------------
                 INSURANCE--0.8%
                 -----------------------------------------------------------------------------
    25,000,000   (c)Peoples Security Life Insurance, 6.300%, 8/1/1995                                 25,000,000
                 -----------------------------------------------------------------------------  ----------------
                 MUNICIPAL--0.9%
                 -----------------------------------------------------------------------------
    26,700,000   (c)Columbus, OH, 6.135%, 8/3/1995                                                    26,700,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL VARIABLE RATE INSTRUMENTS                                                     540,059,481
                 -----------------------------------------------------------------------------  ----------------
(D)REPURCHASE AGREEMENTS--15.6%
----------------------------------------------------------------------------------------------
       700,000   Bear, Stearns & Co., Inc., 5.81%, dated 7/31/1995, due 8/1/1995                         700,000
                 -----------------------------------------------------------------------------
   135,748,000   First Chicago Capital Markets, Inc., 5.82%, dated 7/31/1995, due 8/1/1995           135,748,000
                 -----------------------------------------------------------------------------
   147,451,000   Fuji Securities, Inc., 5.82%, dated 7/31/1995, due 8/1/1995                         147,451,000
                 -----------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                                           VALUE
---------------  -----------------------------------------------------------------------------  ----------------
(D)REPURCHASE AGREEMENTS--CONTINUED
----------------------------------------------------------------------------------------------
 $  10,516,000   PaineWebber, Inc., 5.85%, dated 7/31/1995, due 8/1/1995                        $     10,516,000
                 -----------------------------------------------------------------------------
       211,000   State Street Bank and Trust Co., 5.82%, dated 7/31/1995, due
                 8/1/1995                                                                                211,000
                 -----------------------------------------------------------------------------
   167,090,000   UBS Securities, Inc., 5.80%, dated 7/31/1995, due 8/1/1995                          167,090,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL REPURCHASE AGREEMENTS                                                         461,716,000
                 -----------------------------------------------------------------------------  ----------------
                 TOTAL INVESTMENTS, AT AMORTIZED COST (E)                                       $  2,962,899,308
                 -----------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

 (b) Current rate and next reset date shown.

 (c) Restricted Securities--Investment in securities not registered under the Securities Act of 1933. At the end of the period, these amounted to 6.0% of net assets.

(d) Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($2,958,751,318) at July 31, 1995.

The following acronyms are used throughout this portfolio:

LOC -- Letter of Credit
LP -- Limited Partnership
PLC -- Public Limited Company
TRB -- Taxable Revenue Bond

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $    461,716,000
-----------------------------------------------------------------------------
Investments in securities                                                         2,501,183,308
-----------------------------------------------------------------------------  ----------------
     Total investments, at amortized cost and value                                              $  2,962,899,308
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       5,325,668
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              8,182,417
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   2,976,407,393
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------
Payable for shares redeemed                                                           3,166,500
-----------------------------------------------------------------------------
Income distribution payable                                                          10,170,581
-----------------------------------------------------------------------------
Accrued expenses                                                                        707,730
-----------------------------------------------------------------------------
Payable to Bank                                                                       3,611,264
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 17,656,075
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 2,958,751,318 shares outstanding                                                  $  2,958,751,318
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
($2,457,797,173 / 2,457,797,173 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($500,954,145 / 500,954,145 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                           $  127,412,842
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
Investment advisory fee                                                             $   4,370,903
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               1,654,387
----------------------------------------------------------------------------------
Custodian fees                                                                            244,453
----------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                             67,443
----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                   8,283
----------------------------------------------------------------------------------
Auditing fees                                                                              12,951
----------------------------------------------------------------------------------
Legal fees                                                                                 28,075
----------------------------------------------------------------------------------
Portfolio accounting fees                                                                 190,089
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                          4,908,345
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                    554,723
----------------------------------------------------------------------------------
Share registration costs                                                                  503,411
----------------------------------------------------------------------------------
Printing and postage                                                                       25,638
----------------------------------------------------------------------------------
Insurance premiums                                                                         49,287
----------------------------------------------------------------------------------
Taxes                                                                                      38,556
----------------------------------------------------------------------------------
Miscellaneous                                                                              27,683
----------------------------------------------------------------------------------  -------------
     Total expenses                                                                    12,684,227
----------------------------------------------------------------------------------
Deduct--
--------------------------------------------------------------------
     Waiver of investment advisory fee                                $  2,828,160
--------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Shares            4,908,345      7,736,505
--------------------------------------------------------------------  ------------  -------------
          Net expenses                                                                                  4,947,722
-------------------------------------------------------------------------------------------------  --------------
               Net investment income                                                               $  122,465,120
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED JULY 31,
                                                                                   1995               1994
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                       $      122,465,120  $      41,204,591
--------------------------------------------------------------------------  ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income:
--------------------------------------------------------------------------
Institutional Shares                                                              (109,911,005)       (41,183,125)
--------------------------------------------------------------------------
Institutional Service Shares                                                       (12,554,115)           (21,466)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from distributions to shareholders            (122,465,120)       (41,204,591)
--------------------------------------------------------------------------  ------------------  -----------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of Shares                                                    28,128,464,929      8,598,402,134
--------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                              34,127,138          6,605,494
--------------------------------------------------------------------------
Cost of Shares redeemed                                                        (26,464,207,220)    (8,442,800,343)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from share transactions                      1,698,384,847        162,207,285
--------------------------------------------------------------------------  ------------------  -----------------
          Change in net assets                                                   1,698,384,847        162,207,285
--------------------------------------------------------------------------  ------------------  -----------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                              1,260,366,471      1,098,159,186
--------------------------------------------------------------------------  ------------------  -----------------
End of period                                                               $    2,958,751,318  $   1,260,366,471
--------------------------------------------------------------------------  ------------------  -----------------


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six, diversified portfolios. The financial statements presented herein present only those of Prime Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $2,958,751,318.

Transactions in shares were as follows:

                                                                                     YEAR ENDED JULY 31,
                                                                            ------------------------------------
                                                                                   1995               1994
                                                                            -----------------   -----------------
INSTITUTIONAL SHARES
--------------------------------------------------------------------------
Shares Sold                                                                     23,850,176,668      8,582,784,664
--------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  27,352,248          6,585,754
--------------------------------------------------------------------------
Shares redeemed                                                                (22,670,711,004)    (8,436,550,343)
--------------------------------------------------------------------------  ------------------  -----------------
     Net change resulting from Institutional share transactions                  1,206,817,912        152,820,075
--------------------------------------------------------------------------  ------------------  -----------------


                                                                                     YEAR ENDED JULY 31,
                                                                            ------------------------------------
                                                                                   1995               1994*
                                                                            -----------------   -----------------
INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------
Shares Sold                                                                      4,278,288,261         15,617,470
--------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                   6,774,890             19,740
--------------------------------------------------------------------------
Shares redeemed                                                                 (3,793,496,216)        (6,250,000)
--------------------------------------------------------------------------  ------------------  -----------------
     Net change resulting from Institutional Service share transactions            491,566,935          9,387,210
--------------------------------------------------------------------------  ------------------  -----------------
          Net change resulting from share transactions                           1,698,384,847        162,207,285
--------------------------------------------------------------------------  ------------------  -----------------


* Reflects operations for the period from July 5, 1994, (date of initial public offering) to July 31, 1994.

PRIME OBLIGATIONS FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") under the Administrative Services Agreement provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at July 31, 1995 is as follows:

                                                                          ACQUISITION     ACQUISITION
                               SECURITY                                       DATE            COST
-------------------------------------------------------------------       -----------     -----------

SMM Trust Series 1995-I                                                      01/06/95    $  100,970,760
SMM Trust Series 1994-B                                                      05/31/95        20,144,056
Peoples Security Life Insurance, 6.300%, 8/1/1995                            07/06/95        25,000,000
Columbus, OH, 6.135%, 8/3/1995                                               01/30/95        26,700,000


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995
ADDRESSES
--------------------------------------------------------------------------------

Prime Obligations Fund
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------


PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company


Prospectus dated September 30, 1995
(Revised March 31, 1996)



[LOGO]
FEDERATED SECURITIES CORP.
-------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N708
601352-02 (3/96)




TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in municipal securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Municipal Securities                                                         6
  Investment Risks                                                             6
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              7
------------------------------------------------------

  Management of the Trust                                                      7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------

  Share Purchases                                                             10
  Minimum Investment Required                                                 10

  Certificates and Confirmations                                              10

 Dividends                                                                   11
  Capital Gains                                                               11

REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------


PERFORMANCE INFORMATION                                                       14

------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 45
------------------------------------------------------

ADDRESSES                                                                     46
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver)(1)........................................................................       0.06%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.14%
     Shareholder Services Fee (after waiver)(2)..............................................       0.00%
          Total Operating Expenses(3)...................................................................       0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.59% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $2         $6         $11        $26


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 45.

                                                                        YEAR ENDED JULY 31,
                                                   1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                               0.04       0.02       0.03       0.04       0.05        0.04
-----------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions from net
  investment income                                  (0.04)     (0.02)     (0.03)     (0.04)     (0.05)      (0.04)
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                      3.64%      2.45%      2.54%      3.73%      5.13%       3.70%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                            0.20%      0.20%      0.20%      0.20%      0.20%       0.20%(c)
-----------------------------------------------
  Net investment income                               3.62%      2.41%      2.49%      3.58%      4.93%       5.75%(c)
-----------------------------------------------
  Expense waiver/reimbursement (d)                    0.39%      0.15%      0.14%      0.17%      0.26%       0.21%(c)
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period (000 omitted)       $1,295,458  $789,755    $454,119   $308,855   $165,669    $145,552
-----------------------------------------------


 (a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans since it invests in municipal securities. A minimum initial investment of $1,000,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

       tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

       participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

RATINGS. The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+ or FIN-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Further, the Fund has the ability but no present intention of investing in: securities that are rated MIG-2 or VMIG-2 by Moody's, SP-2 by S&P, FIN-2 by Fitch; tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F-2 by Fitch; and securities that are not rated but are deemed to be of comparable quality. Shareholders will be notified should the Fund decide to invest in these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its total assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities such as: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as described above; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.
INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
   .15  of 1%           on the first $250 million
   .125 of 1%           on the next $250 million
   .10  of 1%           on the next $250 million
   .075 of 1%           on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Tax-Free Obligations Fund-- Institutional Shares to: Federated Services Company, Tax-Free Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.


MINIMUM INVESTMENT REQUIRED

The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS



As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Tax-Free Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Tax-Free Obligations Fund--Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION
--------------------------------------------------------------------------------

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 12:00 noon (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 12:00 noon (Eastern time). However, the proceeds are not wired until the following business day.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the tax-exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--100.4%
------------------------------------------------------------------------------------
               ALABAMA--2.8%
               ---------------------------------------------------------------------
$   9,010,000  Alabama Special Care Facilities Finance Authority Weekly VRDNs
               (Providence Hospital)/(Daughters of Charity GTD)                       VMIG1      $      9,010,000
               ---------------------------------------------------------------------
    2,000,000  Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs (S.P. Hotel
               Company)/(Amsouth Bank N.A., Birmingham LOC)                           VMIG1             2,000,000
               ---------------------------------------------------------------------
    3,140,000  Birmingham, AL Special Care Facilities Financing Authority, Capital
               Improvement Revenue Bonds (Series 1995) Weekly VRDNs (Methodist Home
               for the Aging, AL)/(SouthTrust Bank of Alabama, Birmingham LOC)        P-1               3,140,000
               ---------------------------------------------------------------------
    2,850,000  Birmingham, AL, GO (Series 1995-A), 5.625% BANs,
               1/5/1996                                                               NR(2)             2,852,538
               ---------------------------------------------------------------------
    4,600,000  Birmingham, AL, GO (Series 1992-A) Weekly VRDNs (First Alabama Bank,
               Birmingham LOC)                                                        A-1+              4,600,000
               ---------------------------------------------------------------------
    1,000,000  Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/ (Trust Company
               Bank, Atlanta LOC)                                                     A-1+              1,000,000
               ---------------------------------------------------------------------
    3,000,000  Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood
               AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                      P-1               3,000,000
               ---------------------------------------------------------------------
    8,500,000  Huntsville, AL Health Care Authority/Health Care Facilities (Series
               1994-A) Weekly VRDNs (MBIA INS)/ (Amsouth Bank N.A., Birmingham LIQ)   A-1               8,500,000
               ---------------------------------------------------------------------
    1,700,000  Huntsville, AL Health Care Authority/Health Care Facilities, Health
               Care Facilities Revenue Bonds (Series 1994-B) Weekly VRDNs (MBIA
               INS)/(Amsouth Bank N.A., Birmingham LIQ)                               A-1               1,700,000
               ---------------------------------------------------------------------
      300,000  Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,
               AL))/(First Alabama Bank, Birmingham LOC)                              A-1+                300,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               ---------------------------------------------------------------------
$   1,500,000  Marshall County, AL, Special Obligation School Refunding Warrant
               (Series 1994) Weekly VRDNs (Marshall County, AL Board of
               Education)/(First Alabama Bank, Birmingham LOC)                        A-1+       $      1,500,000
               ---------------------------------------------------------------------
    3,000,000  Mobile, AL IDB, PCR (Series 1993-B) Weekly VRDNs (Alabama Power Co.)   A-1               3,000,000
               ---------------------------------------------------------------------
      995,000  Tuscaloosa County, AL Port Authority (Series 1989-A) Weekly VRDNs
               (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)     P-1                 995,000
               ---------------------------------------------------------------------
    1,630,000  Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994) Weekly
               VRDNs (Harco, Inc.)/(Amsouth Bank N.A., Birmingham LOC)                P-1               1,630,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   43,227,538
               ---------------------------------------------------------------------             ----------------
               ARIZONA--1.9%
               ---------------------------------------------------------------------
   15,000,000  Apache County, AZ IDA (Series 1983-A) Weekly VRDNs (Tucson Electric
               Power Co.)/(Barclays Bank PLC, London LOC)                             A-1+             15,000,000
               ---------------------------------------------------------------------
    4,000,000  Arizona Health Facilities Authority, Variable Rate Demand Bond Weekly
               VRDNs (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)       P-1               4,000,000
               ---------------------------------------------------------------------
    4,400,000  Maricopa County, AZ (Series 1994-F) Daily VRDNs (Arizona Public
               Service Corp.)/(Bank of America NT and SA, San Francisco LOC)          A-1               4,400,000
               ---------------------------------------------------------------------
    6,000,000  Pima County, AZ IDA, Floating Rate Notes (Series A) Weekly VRDNs
               (Tucson Electric Power Co.)/(Barclays Bank PLC, London LOC)            P-1               6,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   29,400,000
               ---------------------------------------------------------------------             ----------------
               ARKANSAS--0.1%
               ---------------------------------------------------------------------
    1,000,000  Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/ (PNC Bank, N.A.
               LOC)                                                                   VMIG1             1,000,000
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               CALIFORNIA--16.6%
               ---------------------------------------------------------------------
$  27,350,000  California School Cash Reserve Program Authority, (Series 1995-A),
               4.75% TRANs (MBIA Insured), 7/3/1996                                   SP-1+      $     27,577,341
               ---------------------------------------------------------------------
   35,000,000  California State, Revenue Anticipation Warrants (Series C), 5.75%
               RANs (Bank of America NT and SA, San Francisco, Bank of Nova Scotia,
               Toronto, Banque Nationale de Paris, Canadian Imperial Bank of
               Commerce, Toronto, Chemical Bank, New York, Citibank, N.A., Credit
               Suisse, Zurich, Morgan Guaranty Trust Co., New York, National
               Westminster Bank, PLC, London, Societe Generale North America, Inc.,
               Sumitomo Bank Ltd., Osaka, Swiss Bank Corp., Westdeusche Landesbank
               Girozentrale & Toronto Dominion Bank LOCs)                             SP-1             35,274,544
               ---------------------------------------------------------------------
   16,100,000  California State, Revenue Anticipation Warrants (Series C), 5.75%
               RANs (FGIC INS), 4/25/1996                                             SP-1             16,355,231
               ---------------------------------------------------------------------
   40,350,000  California Student Loan, Revenue Bonds (Series A) Weekly VRDNs
               (Student Loan Marketing Association LOC)                               P-1              40,350,000
               ---------------------------------------------------------------------
   10,000,000  Clipper CAL Tax-Exempt Trust, (94-2) Weekly VRDNs (California
               State)/(State Street Bank and Trust Co. LIQ)/ (Bank of America NT and
               SA, San Francisco, Bank of Nova Scotia, Toronto, Banque Nationale de
               Paris, Canadian Imperial Bank of Commerce, Toronto, Chemical Bank,
               Citibank N.A. and Credit Suisse LOCs)                                  VMIG1            10,000,000
               ---------------------------------------------------------------------
   12,995,000  Kern County, CA Board of Education, 4.50% TRANs,
               6/28/1996                                                              SP-1+            13,057,372
               ---------------------------------------------------------------------
   10,000,000  Los Angeles County, CA Unified School District, 4.50% TRANs, 7/3/1996  SP-1+            10,071,011
               ---------------------------------------------------------------------
   41,000,000  Los Angeles County, CA, 4.50% TRANs (Bank of America NT and SA, San
               Francisco, Credit Suisse, Zurich, Morgan Guaranty Trust Co., New
               York, Swiss Bank Corp., New York, NY, Union Bank of Switzerland,
               Zurich and Westdeutsche Landesbank Girozentrale LOCs), 7/1/1996        SP-1             41,266,907
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               CALIFORNIA--CONTINUED
               ---------------------------------------------------------------------
$  23,500,000  Los Angeles, CA Wastewater System, Tender Option Certificates (Series
               1995-H) Weekly VRDNs (MBIA INS)/ (Swiss Bank Corp., New York, NY LIQ)  A-1+       $     23,500,000
               ---------------------------------------------------------------------
   10,000,000  Orange County, CA IDA, (Series 1991-A) Weekly VRDNs (The
               Lakes)/(Citibank, N.A. LOC)                                            A-1              10,000,000
               ---------------------------------------------------------------------
    6,000,000  Orange County, CA Local Transportation Authority, Sales Tax Revenue
               Notes, 4.00% CP (Industrial Bank of Japan Ltd., Tokyo LOC), Mandatory
               Tender 9/13/1995                                                       A-1               6,000,000
               ---------------------------------------------------------------------
    5,000,000  San Francisco, CA Unified School District (Series 1994), 4.75% TRANs,
               8/24/1995                                                              SP-1+             5,001,722
               ---------------------------------------------------------------------
    7,000,000  Temecula Valley Unified School District, CA, 4.50% TRANs, 7/5/1996     SP-1+             7,031,142
               ---------------------------------------------------------------------
   10,800,000  Ventura County, CA Community College District, 4.50% TRANs, 6/28/1996  SP-1+            10,851,836
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  256,337,106
               ---------------------------------------------------------------------             ----------------
               COLORADO--1.8%
               ---------------------------------------------------------------------
   25,000,000  Arapahoe County, CO Improvement Authority, (Series G), 4.45% TOBs
               (Swiss Bank Corp., New York, NY LOC), Optional Tender 8/31/1995        SP-1+            25,000,000
               ---------------------------------------------------------------------
    2,625,000  Denver (City & County), CO, 5.20% TOBs (Blake Street
               Compendium)/(Norwest Bank Minnesota, Minneapolis LOC), Optional
               Tender 12/15/1995                                                      A-1+              2,625,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   27,625,000
               ---------------------------------------------------------------------             ----------------
               CONNECTICUT--2.6%
               ---------------------------------------------------------------------
   39,780,000  Connecticut State Transportation Infrastructure Authority Weekly
               VRDNs (Connecticut State)/(Industrial Bank of Japan Ltd., Tokyo LOC)   A-1              39,780,000
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               DELAWARE--0.3%
               ---------------------------------------------------------------------
$   5,100,000  Delaware Health Facilities Authority, (Series 1985-BTP-19A) Weekly
               VRDNs (Medical Center of Delaware)/(MBIA INS)/(Bankers Trust Co., New
               York LIQ)                                                              NR(1)      $      5,100,000
               ---------------------------------------------------------------------             ----------------
               FLORIDA--13.7%
               ---------------------------------------------------------------------
    3,000,000  Alachua County, FL Health Facilities Authority, Health Facility
               Revenue Bonds (Series 1991) Weekly VRDNs (North Florida Retirement
               Village)/(Kredietbank N.V., Brussels LOC)                              A-1               3,000,000
               ---------------------------------------------------------------------
    3,000,000  Broward County, FL Health Facility Authority, Revenue Bonds Weekly
               VRDNs (John Knox Village of Florida)/ (First Union National Bank,
               Charlotte, N.C. LOC)                                                   P-1               3,000,000
               ---------------------------------------------------------------------
    4,470,000  Dade County, FL IDA Weekly VRDNs (Futernick Associates, Inc.)/(First
               Union National Bank, Charlotte, N.C. LOC)                              P-1               4,470,000
               ---------------------------------------------------------------------
    1,200,000  Dade County, FL IDA, Industrial Development Revenue Refunding Bonds
               Weekly VRDNs (Continental Farms, Inc.)/(Nationsbank of North Carolina
               N.A. LOC)                                                              P-1               1,200,000
               ---------------------------------------------------------------------
    2,000,000  Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
               INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)                        A-1               2,000,000
               ---------------------------------------------------------------------
   12,490,000  Florida HFA Weekly VRDNs (Cornerstone)/(PNC Bank, N.A. LOC)            A-1              12,490,000
               ---------------------------------------------------------------------
    1,400,000  Florida HFA, Multi-Family Housing Revenue Refunding Bonds (Series
               1985-D) Weekly VRDNs (Park Colony Project, FL)/(Mellon Bank NA,
               Pittsburgh LOC)                                                        A-1               1,400,000
               ---------------------------------------------------------------------
    3,285,000  Florida State Board of Education Administration, (CR49)/ (Series
               1989-A), 4.00% TOBs (Citibank, N.A. LIQ), Optional Tender 12/1/1995    NR(2)             3,285,000
               ---------------------------------------------------------------------
    4,235,000  Florida State Board of Education Administration, (CR49D), 4.00% TOBs
               (Citibank, N.A. LIQ), Optional Tender
               12/1/1995                                                              NR(2)             4,235,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ---------------------------------------------------------------------
$   1,210,000  Florida State Board of Education Administration, (CR55), (Series
               1989-A), 4.00% TOBs (Citibank, N.A. LIQ), Optional Tender 12/1/1995    NR(2)      $      1,210,000
               ---------------------------------------------------------------------
   17,975,000  Hillsborough County, FL IDA, PCR Refunding Bonds (Series 1994) Weekly
               VRDNs (Tampa Electric Company)/ (MBIA INS)                             NR(2)            17,975,000
               ---------------------------------------------------------------------
   22,000,000  Jacksonville Electric Authority, FL, Tender Option Certificates
               (Series 1995-C) Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank
               Ag LOC)                                                                A-1+             22,000,000
               ---------------------------------------------------------------------
    9,200,000  Jacksonville, FL PCR, (Series 1994), 4.10% CP (Florida Power & Light
               Co.), Mandatory Tender 12/14/1995                                      VMIG1             9,200,000
               ---------------------------------------------------------------------
    6,100,000  Jacksonville, FL, Hospital Revenue Bonds (Series 1989) Weekly VRDNs
               (Baptist Medical Center, AL)/(First Union National Bank, Charlotte,
               N.C. LOC)                                                              VMIG1             6,100,000
               ---------------------------------------------------------------------
    4,200,000  Key West, FL Community Redevelopment Authority Weekly VRDNs (Pier
               House Joint Venture)/(PNC Bank, N.A. LOC)                              P-1               4,200,000
               ---------------------------------------------------------------------
    4,000,000  Lake Shore, FL Hospital Authority, Health Facilities Revenue Bonds
               (Series 1991) Weekly VRDNs (Lake Shore Hospital)/(Kredietbank N.V.,
               Brussels LOC)                                                          P-1               4,000,000
               ---------------------------------------------------------------------
    2,925,000  Lee County, FL IDA, Health Care Facilities Revenue Bonds Weekly VRDNs
               (Hope Hospice Project)/(Sun Bank N.A., Orlando LOC)                    VMIG1             2,925,000
               ---------------------------------------------------------------------
    5,000,000  Lee County, FL, (PA-104) Weekly VRDNs (MBIA INS)/ (Merrill Lynch
               Capital Services, Inc. LIQ)                                            VMIG1             5,000,000
               ---------------------------------------------------------------------
    5,410,000  Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon Bank
               N.A., Pittsburgh LOC)                                                  VMIG1             5,410,000
               ---------------------------------------------------------------------
    1,900,000  Manatee County, FL HFA, Multi-Family Mortgage Revenue Refunding Bonds
               (Series 1989-A) Weekly VRDNs (Hampton/McGuire L.P.)/(Nationsbank of
               North Carolina N.A. LOC)                                               A-1               1,900,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ---------------------------------------------------------------------
$   6,230,000  Orange County, FL HFA, Multifamily Housing Revenue Bonds Weekly VRDNs
               (Sutton Place. Ltd. Project)/ (Nationsbank of Maryland, N.A. LOC)      A-1+       $      6,230,000
               ---------------------------------------------------------------------
    1,715,000  Palm Beach County, FL IDA Weekly VRDNs (Palm Beach Jewish Community
               Campus)/(Sun Bank N.A., Orlando LOC)                                   A-1+              1,715,000
               ---------------------------------------------------------------------
    5,500,000  Pinellas County, FL Health Facility Authority Daily VRDNs (Chemical
               Bank, New York LOC)                                                    A-1               5,500,000
               ---------------------------------------------------------------------
   10,870,000  Pinellas County, FL Health Facility Authority, (Series 1987) Weekly
               VRDNs (St. Mark Village Project)/ (Nationsbank of Florida, N.A. LOC)   A-1              10,870,000
               ---------------------------------------------------------------------
    1,000,000  Pinellas County, FL Health Facility Authority, Multi-Family Mortage
               Revenue Refunding Bonds (Series 1989-A) Weekly VRDNs (McGregor Place
               Project)/ (Nationsbank of North Carolina N.A. LOC)                     A-1               1,000,000
               ---------------------------------------------------------------------
    4,325,000  Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs (IMC
               Fertilizer, Inc. Project)/(Rabobank Nederland, Utrecht LOC)            P-1               4,325,000
               ---------------------------------------------------------------------
    9,300,000  Sarasota County, FL Public Hospital District, 4.15% CP (Sarasota
               Memorial Hospital), Mandatory Tender
               8/23/1995                                                              A-1               9,300,000
               ---------------------------------------------------------------------
    9,100,000  Sarasota County, FL Public Hospital District, 4.15% CP (Sarasota
               Memorial Hospital), Mandatory Tender
               8/29/1995                                                              A-1               9,100,000
               ---------------------------------------------------------------------
    1,800,000  Seminole County, FL Health Facility Authority IDA, (Series 1991)
               Weekly VRDNs (Florida Living Nursing Center)/(Barnett Bank of Central
               Florida, Orlando LOC)                                                  VMIG1             1,800,000
               ---------------------------------------------------------------------
   10,900,000  Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
               Weekly VRDNs (Bert Fish Medical Center, FL)/(SouthTrust Bank of
               Alabama, Birmingham LOC)                                               A-1              10,900,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ---------------------------------------------------------------------
$   7,000,000  St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs (Savannahs
               Hospital)/(Nationsbank of Georgia, N.A. LOC)                           P-1        $      7,000,000
               ---------------------------------------------------------------------
    4,800,000  Sunshine State Governmental Finance Commission, FL, 3.90% CP (Morgan
               Guaranty Trust Co., New York, National Westminster Bank, PLC, London
               and Union Bank of Switzerland, Zurich LOCs), Mandatory Tender
               10/27/1995                                                             VMIG1             4,800,000
               ---------------------------------------------------------------------
    9,750,000  Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent Christian
               Village Project)/(Barnett Bank of Jacksonville LOC)                    VMIG1             9,750,000
               ---------------------------------------------------------------------
    6,400,000  Titusville, FL, Multi-Purpose Revenue Bonds, Installment 1995A Weekly
               VRDNs (Banque Paribas, Paris LOC)                                      VMIG1             6,400,000
               ---------------------------------------------------------------------
    6,065,000  Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/(Mellon
               Bank N.A., Pittsburgh LOC)                                             P-1               6,065,000
               ---------------------------------------------------------------------
    1,675,000  Volusia County, FL IDA Weekly VRDNs (Crane Cams)/ (First Interstate
               Bank of Arizona, N.A. LOC)                                             P-1               1,675,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  211,430,000
               ---------------------------------------------------------------------             ----------------
               GEORGIA--1.5%
               ---------------------------------------------------------------------
    4,000,000  Atlanta, GA, Urban Residential Finance Authority, Residential
               Construction Revenue Bonds, Summerhill Neighborhood Bond Program
               (Series 1995) Weekly VRDNs (First Union National Bank, Charlotte,
               N.C. LOC)                                                              A-1               4,000,000
               ---------------------------------------------------------------------
    1,500,000  Coweta County, GA IDA Daily VRDNs (Eckerds Warehouse)/(Union Bank of
               Switzerland, Zurich LOC)                                               A-1               1,500,000
               ---------------------------------------------------------------------
    1,600,000  DeKalb County, GA, (Series 1992) Weekly VRDNs (American Cancer
               Society, GA)/(Trust Company Bank, Atlanta LOC)                         P-1               1,600,000
               ---------------------------------------------------------------------
    3,395,000  Georgia State, HFA, Single Family Mortgage Revenue, 3.90% TOBs
               (Citibank, N.A. LIQ), Optional Tender
               9/1/1995                                                               NR(2)             3,395,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               GEORGIA--CONTINUED
               ---------------------------------------------------------------------
$  12,000,000  Municipal Electric Authority of Georgia, (Series B), 4.25% TOBs,
               Optional Tender 6/1/1996                                               VMIG1      $     12,014,500
               ---------------------------------------------------------------------
    1,000,000  Rockdale County, GA Hospital Authority, Revenue Anticipation
               Certificates (Series 1994) Weekly VRDNs (Trust Company Bank, Atlanta
               LOC)                                                                   VMIG1             1,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   23,509,500
               ---------------------------------------------------------------------             ----------------
               HAWAII--0.4%
               ---------------------------------------------------------------------
    6,400,000  Hawaii State, Puttable Tax Exempt Receipts (Series 31) Weekly VRDNs
               (Morgan Guaranty Trust Co., New York LIQ)                              VMIG1             6,400,000
               ---------------------------------------------------------------------             ----------------
               ILLINOIS--8.1%
               ---------------------------------------------------------------------
   13,000,000  Chicago O'Hare International Airport, Second Lien Revenue Bonds,
               (Series 1984-B), 3.80% TOBs (Westpac Banking, Corp., Sydney LOC),
               Optional Tender 1/1/1996                                               A-1              13,000,000
               ---------------------------------------------------------------------
    3,000,000  Illinois Development Finance Authority Weekly VRDNs (Newlywed
               Food)/(Mellon Bank N.A., Pittsburgh LOC)                               A-1               3,000,000
               ---------------------------------------------------------------------
    5,000,000  Illinois Development Finance Authority, (Series 1993-A) Weekly VRDNs
               (Loyola Academy)/(Northern Trust Co., Chicago, IL LOC)                 A-1+              5,000,000
               ---------------------------------------------------------------------
    3,000,000  Illinois Educational Facilities Authority (Series 1992) Weekly VRDNs
               (Depaul University)/(Sanwa Bank Ltd, Osaka LOC)                        VMIG1             3,000,000
               ---------------------------------------------------------------------
    7,500,000  Illinois Educational Facilities Authority, 4.25% CP (Field Museum of
               Natural History)/(Sanwa Bank Ltd, Osaka LOC), Mandatory Tender
               9/7/1995                                                               VMIG1             7,500,000
               ---------------------------------------------------------------------
   11,500,000  Illinois Educational Facilities Authority, Adjustable Demand Revenue
               Bonds (Series 1995) Weekly VRDNs (Ravinia Festival Association,
               IL)/(NBD Bank, N.A., Detroit, MI LOC)                                  A-1+             11,500,000
               ---------------------------------------------------------------------
    5,000,000  Illinois Health Facilities Authority Weekly VRDNs (OSF Health Care
               Systems)                                                               VMIG1             5,000,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               ---------------------------------------------------------------------
$  14,000,000  Illinois Health Facilities Authority (Series 1989A) Weekly VRDNs
               (Methodist Health Services Corp.)/(Fuji Bank, Ltd., Tokyo LOC)         A-1        $     14,000,000
               ---------------------------------------------------------------------
   14,940,000  Illinois Health Facilities Authority, 4.00% CP (Rush-
               Presbyterian St. Luke's Medical)/(Northern Trust Co., Chicago, IL
               LIQ), Mandatory Tender 10/19/1995                                      A-1+             14,940,000
               ---------------------------------------------------------------------
   35,000,000  Illinois Health Facilities Authority (Series 1985-B) Weekly VRDNs
               (OSF Health Care Systems)/(Bank of America Illinois LIQ)               VMIG1            35,000,000
               ---------------------------------------------------------------------
   13,900,000  Illinois State Toll Highway Authority, (Series 1993-B) Weekly VRDNs
               (MBIA INS)/(Societe Generale, Paris LIQ)                               VMIG1            13,900,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  125,840,000
               ---------------------------------------------------------------------             ----------------
               INDIANA--1.3%
               ---------------------------------------------------------------------
    1,115,000  Dale, IN IDA Weekly VRDNs (Spencer Industries)/ (National City Bank,
               Kentucky LOC)                                                          P-1               1,115,000
               ---------------------------------------------------------------------
   17,000,000  Indiana Bond Bank, Advance Funding Program Notes (Series 1995-A3)
               VRNs, 1/10/1996                                                        SP-1+            17,000,000
               ---------------------------------------------------------------------
    2,445,000  Indiana Health Facilities Finance Authority Rehabilitation Center
               Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One,
               Indianapolis, IN LOC)                                                  A-1               2,445,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   20,560,000
               ---------------------------------------------------------------------             ----------------
               KENTUCKY--0.1%
               ---------------------------------------------------------------------
    1,530,000  Boone County, KY, Adjustable Rate Revenue Refunding Bonds Weekly
               VRDNs (Spring Meadow Associates)/ (Huntington National Bank,
               Columbus, OH LOC)                                                      P-1               1,530,000
               ---------------------------------------------------------------------             ----------------
               LOUISIANA--1.9%
               ---------------------------------------------------------------------
   10,000,000  Louisiana PFA, 3.80% CP (Our Lady of Lake)/(FSA INS), Mandatory
               Tender 8/21/1995                                                       A-1              10,000,000
               ---------------------------------------------------------------------
    9,865,000  Louisiana PFA, Advance Funding Notes (Series 1994-B), 4.60% TANs
               (Orleans Parish, LA School Board), 8/31/1995                           SP-1+             9,868,120
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               LOUISIANA--CONTINUED
               ---------------------------------------------------------------------
$   9,130,000  St. James Parish, LA, PCR Refunding Bonds (Series 1988-B), 4.20% CP
               (Texaco, Inc.), Mandatory Tender
               8/8/1995                                                               A-1        $      9,130,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   28,998,120
               ---------------------------------------------------------------------             ----------------
               MARYLAND--3.6%
               ---------------------------------------------------------------------
   24,200,000  Maryland Health & Higher Educational Facilities Authority (Series
               1985-B) Weekly VRDNs (First National Bank of Chicago LOC)              VMIG1            24,200,000
               ---------------------------------------------------------------------
    4,000,000  Maryland Health & Higher Educational Facilities Authority, Revenue
               Bonds (Series 1985-A) Weekly VRDNs (Dai-Ichi Kangyo Bank Ltd., Tokyo
               LOC)                                                                   VMIG1             4,000,000
               ---------------------------------------------------------------------
   10,110,000  Maryland State Community Development Administration (Series 1987-2),
               4.35% TOBs (First National Bank of Chicago LIQ), Optional Tender
               10/1/1995                                                              NR(3)            10,110,000
               ---------------------------------------------------------------------
      300,000  Maryland State IDFA Kelly Springfield Tire, Economic Development
               Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Johnson Controls,
               Inc.)                                                                  VMIG1               300,000
               ---------------------------------------------------------------------
    2,000,000  Montgomery County, MD EDA Weekly VRDNs (Howard Hughes Medical Center)  A-1+              2,000,000
               ---------------------------------------------------------------------
    9,300,000  Montgomery County, MD EDA Weekly VRDNs (U.S. Pharmacopeial Convention
               Facility)/(Chemical Bank, New York LOC)                                VMIG1             9,300,000
               ---------------------------------------------------------------------
    6,000,000  Montgomery County, MD Housing Opportunities Commission, Single Family
               Mortgage Revenue Bonds (Series 1994-C), 4.35% TOBs, Optional Tender
               10/25/1995                                                             VMIG1             6,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   55,910,000
               ---------------------------------------------------------------------             ----------------
               MASSACHUSETTS--0.9%
               ---------------------------------------------------------------------
   13,300,000  Massachusetts HEFA (Series I) Weekly VRDNs (Harvard University)        A-1+             13,300,000
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               MICHIGAN--1.3%
               ---------------------------------------------------------------------
$   4,350,000  Dearborn, MI Economic Development Corp. (Series 1991) Weekly VRDNs
               (Oakbrook Common Project)/(Mellon Bank N.A., Pittsburgh LOC)           A-1        $      4,350,000
               ---------------------------------------------------------------------
    2,000,000  Michigan Municipal Bond Authority, 4.50% RANs,
               7/3/1996                                                               SP-1+             2,012,412
               ---------------------------------------------------------------------
    1,700,000  Michigan State Hospital Finance Authority, Hospital Equipment Loan
               Program Bonds (Series A) Weekly VRDNs (First of America Bank Corp.
               LOC)                                                                   VMIG1             1,700,000
               ---------------------------------------------------------------------
    9,500,000  Michigan State, GO Notes, 5.00% TRANs, 9/29/1995                       SP-1+             9,511,856
               ---------------------------------------------------------------------
    2,695,000  Ottawa County, MI Economic Development Corp., Limited Obligation
               Revenue Bonds (Series 1995-B) Weekly VRDNs (Sunset Manor, Inc.
               Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                 A-1               2,695,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   20,269,268
               ---------------------------------------------------------------------             ----------------
               MINNESOTA--3.4%
               ---------------------------------------------------------------------
    2,065,000  Dakota County, MN Housing & Redevelopment Authority, Multifamily
               Rental Housing Revenue Bonds (Series 1994-B) Weekly VRDNs (Westwood
               Ridge Senior Residence Project)/(First Bank N.A., Minneapolis LOC)     A-1               2,065,000
               ---------------------------------------------------------------------
    5,040,000  Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly VRDNs
               (Walker Methodist Health Center, Inc. Project)/(First Bank N.A.,
               Minneapolis LOC)                                                       A+                5,040,000
               ---------------------------------------------------------------------
   10,000,000  Minneapolis, MN (Series 1993) Weekly VRDNs (Market Square Real
               Estate, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                A-1+             10,000,000
               ---------------------------------------------------------------------
    4,105,000  Minnesota State HFA, Single Family Mortgage Bonds (Series 1993-T),
               4.85% TOBs (Bayerische Landesbank Girozentrale LOC), Mandatory Tender
               12/14/1995                                                             A-1+              4,105,000
               ---------------------------------------------------------------------
    7,400,000  Minnesota State Higher Education Coordinating Board, Supplemental
               Student Loan Program Variable Rate Refunding Revenue Bonds (Series
               1994-A) Weekly VRDNs (Norwest Bank Minnesota, Minneapolis LIQ)         VMIG1             7,400,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               MINNESOTA--CONTINUED
               ---------------------------------------------------------------------
$  19,500,000  Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
               Foundation)                                                            VMIG1      $     19,500,000
               ---------------------------------------------------------------------
      800,000  St. Paul, MN Port Authority (Series 1991) Weekly VRDNs (West Gate
               Office)/(First Bank N.A., Minneapolis LOC)                             A-1                 800,000
               ---------------------------------------------------------------------
    4,200,000  University of Minnesota (Series G), 4.50% TOBs (Regents of University
               of Minnesota), Optional Tender 8/1/1995                                VMIG1             4,200,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   53,110,000
               ---------------------------------------------------------------------             ----------------
               MISSISSIPPI--1.2%
               ---------------------------------------------------------------------
    1,770,000  Hinds County, MS (Series 1991) Weekly VRDNs (North State St.
               Project)/(Amsouth Bank N.A., Birmingham LOC)                           VMIG1             1,770,000
               ---------------------------------------------------------------------
   16,600,000  Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)    P-1              16,600,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   18,370,000
               ---------------------------------------------------------------------             ----------------
               MISSOURI--0.3%
               ---------------------------------------------------------------------
    4,200,000  Poplar Bluff, MO IDA (Series 1987) Weekly VRDNs (Gates Rubber
               Co.)/(NBD Bank, N.A., Detroit, MI LOC)                                 A-1+              4,200,000
               ---------------------------------------------------------------------             ----------------
               NEW JERSEY--1.1%
               ---------------------------------------------------------------------
   11,600,000  Essex County, NJ, (Series 1995-B), 5.00% TANs (Chemical Bank, New
               York LOC), 8/22/1995                                                   MIG1             11,605,114
               ---------------------------------------------------------------------
    5,000,000  Mercer County, NJ, 5.50% BANs, 9/20/1995                               NR(2)             5,003,952
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   16,609,066
               ---------------------------------------------------------------------             ----------------
               NEW YORK--8.9%
               ---------------------------------------------------------------------
   16,600,000  New York City Municipal Water Finance Authority, Water and Sewer
               System Revenue Bonds (Series 1995-A) Daily VRDNs (FGIC INS)/(FGIC
               Securities Purchase, Inc. LIQ)                                         A-1+             16,600,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               NEW YORK--CONTINUED
               ---------------------------------------------------------------------
$  29,800,000  New York Metropolitan Transportation Authority Weekly VRDNs (Bank of
               Tokyo Ltd., Tokyo, Industrial Bank of Japan Ltd., Tokyo, J.P. Morgan
               Wilmington, Delaware, Mitsubishi Bank Ltd, Tokyo, Morgan Guaranty
               Trust Co., New York, National Westminster Bank, PLC, London and
               Sumitomo Bank Ltd., Osaka LOCs)                                        A-1        $     29,800,000
               ---------------------------------------------------------------------
   29,900,000  New York State Local Government Assistance Corp. (Series D), 3.20%
               TOBs (Societe Generale, Paris LOC), Mandatory Tender 8/2/1995          A-1+             29,900,000
               ---------------------------------------------------------------------
   21,600,000  New York State Local Government Assistance Corp. (Series E), 3.20%
               TOBs (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
               Tender 8/2/1995                                                        A-1+             21,600,000
               ---------------------------------------------------------------------
   23,110,000  Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Bonds
               (Series 1994-A) Weekly VRDNs (American Ref-Fuel Company)/(Air
               Products & Chemicals, Inc. and Browning-Ferris Industries, Inc. GTDs)  A-1              23,110,000
               ---------------------------------------------------------------------
   14,000,000  Suffolk County, NY, 1995 (RA Series I), 5.25% TANs (Westdeutsche
               Landesbank Girozentrale LOC), 8/15/1995                                SP-1+            14,002,354
               ---------------------------------------------------------------------
    3,800,000  Syracuse, NY IDA Syracuse, Multi Modal Civic Facility Revenue Bonds
               (Series 1993) Daily VRDNs (Syracuse University Eggers Halls
               Project)/(Morgan Guaranty Trust Co., New York LOC)                     A-1+              3,800,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  138,812,354
               ---------------------------------------------------------------------             ----------------
               NORTH CAROLINA--4.4%
               ---------------------------------------------------------------------
   30,000,000  Charlotte-Mecklenburg Hospital Authority, NC, Loan Participation
               Certificates (1995) VRNs (The Charlotte-
               Mecklenburg Hospital Authority), 5/22/1996                             NR(2)            30,000,000
               ---------------------------------------------------------------------
    4,320,000  Fayetteville, NC Public Works Commission, Revenue Refunding Bonds
               Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ)     VMIG1             4,320,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               ---------------------------------------------------------------------
$   4,000,000  Greensboro, NC, Certificates of Participation 1994 Equipment Project
               Weekly VRDNs (Greensboro, NC Center City Corp.)/(Wachovia Bank of
               Georgia N.A., Atlanta LIQ)                                             A-1+       $      4,000,000
               ---------------------------------------------------------------------
   15,000,000  Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)   A-1              15,000,000
               ---------------------------------------------------------------------
      745,000  NCNB Pooled Tax-Exempt Trust (Series 1990-A) Weekly VRDNs (NCNB Tax
               Exempt Trust 1990a)/(Nationsbank of North Carolina N.A. LOC)           P-1                 745,000
               ---------------------------------------------------------------------
    4,700,000  North Carolina Medical Care Commission Hospital, Revenue Bonds
               (Series 1994) Weekly VRDNs (Hugh Chatam Memorial/Rutherford
               Hospitals)/(First Union National Bank, Charlotte, N.C. LOC)            VMIG1             4,700,000
               ---------------------------------------------------------------------
   10,000,000  North Carolina Municipal Power Agency No 1, 3.50% CP (Bank of America
               NT and SA, San Francisco, Canadian Imperial Bank of Commerce,
               Toronto, First Union National Bank, Charlotte, N.C., Industrial Bank
               of Japan Ltd., Tokyo, Morgan Guaranty Trust Co., New York and
               Nationsbank of North Carolina N.A. LIQs), Mandatory Tender 10/26/1995  P-1              10,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   68,765,000
               ---------------------------------------------------------------------             ----------------
               OHIO--5.7%
               ---------------------------------------------------------------------
    2,700,000  Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting
               Nurses)/(National City Bank, Cleveland, OH LOC)                        A-1               2,700,000
               ---------------------------------------------------------------------
    2,585,000  Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
               Inc.)/(National City Bank, Cleveland, OH LOC)                          P-1               2,585,000
               ---------------------------------------------------------------------
    8,850,000  Cincinnati City School District, OH, 5.80% TANs,
               12/29/1995                                                             NR(3)             8,863,842
               ---------------------------------------------------------------------
    1,100,000  Cuyahoga County, OH Hospital Authority Weekly VRDNs (St. Lukes
               Hospital)/(First National Bank of Chicago LOC)                         VMIG1             1,100,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               OHIO--CONTINUED
               ---------------------------------------------------------------------
$   2,650,000  Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/(Society
               National Bank, Cleveland, OH LOC)                                      P-1        $      2,650,000
               ---------------------------------------------------------------------
    2,000,000  Dayton, OH, Revenue Refunding Bonds (Series 1993-E) Weekly VRDNs
               (Emery Air Freight Corp.)/(Mellon Bank N.A., Pittsburgh LOC)           VMIG1             2,000,000
               ---------------------------------------------------------------------
    6,100,000  Franklin County, OH Hospital Facility Authority Weekly VRDNs
               (Riverside United Methodist Hospital)/(National City Bank, Cleveland,
               OH LOC)                                                                VMIG1             6,100,000
               ---------------------------------------------------------------------
   12,400,000  Hamilton County, OH Hospital Facilities Authority, Revenue Bonds
               (Series 1986-A) Weekly VRDNs (Good Samaritan Hospital)                 A-1              12,400,000
               ---------------------------------------------------------------------
    2,500,000  Kettering, OH IDA Weekly VRDNs (Center-Plex Venture)/(Society
               National Bank, Cleveland, OH LOC)                                      P-1               2,500,000
               ---------------------------------------------------------------------
    2,885,000  Lorain County, OH, Health Facilities Revenue Bonds (Series 1992-A)
               Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third Bancorp LOC)  P-1               2,885,000
               ---------------------------------------------------------------------
    2,000,000  Lucas County, OH IDA (Series 1991) Weekly VRDNs (Ohio Citizens
               Bank)/(National City Bank, Cleveland, OH LOC)                          P-1               2,000,000
               ---------------------------------------------------------------------
      295,000  Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs (Sunshine
               Children's Home)/(National City Bank, Cleveland, OH LOC)               P-1                 295,000
               ---------------------------------------------------------------------
    4,300,000  Lucas County, OH, Hospital Refunding Revenue Bonds Weekly VRDNs
               (Riverside Hospital, OH)/(Huntington National Bank, Columbus, OH LOC)  P-1               4,300,000
               ---------------------------------------------------------------------
    6,900,000  Mahoning County, OH, Housing Revenue Bonds (Series 1995) Weekly VRDNs
               (Copeland Oaks Project)/(Bank One, Akron, N.A. LOC)                    A-1+              6,900,000
               ---------------------------------------------------------------------
    2,210,000  Marion County, OH Hospital Authority (Series 1991), 4.25% TOBs
               (Marion County, OH Pooled Hospital Program)/(Bank One, Columbus, N.A.
               LOC) Optional Tender 11/1/1995                                         A-1+              2,210,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               OHIO--CONTINUED
               ---------------------------------------------------------------------
$   4,250,000  Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/(First Union
               National Bank, Charlotte, N.C. LOC)                                    P-1        $      4,250,000
               ---------------------------------------------------------------------
    5,400,000  Medina County, OH, Solid Waste Disposal Revenue Bonds (Series 1995)
               Weekly VRDNs (Valley City Steel Company Project)/(Society National
               Bank, Cleveland, OH LOC)                                               P-1               5,400,000
               ---------------------------------------------------------------------
      800,000  Montgomery County, OH IDA Weekly VRDNs (Center-Plex Venture)/(Society
               National Bank, Cleveland, OH LOC)                                      P-1                 800,000
               ---------------------------------------------------------------------
    1,700,000  Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
               Partnership)/(Huntington National Bank, Columbus, OH LOC)              A-1               1,700,000
               ---------------------------------------------------------------------
    4,700,000  Muskingham County, OH Hospital Facilities Authority Weekly VRDNs
               (Bethesda Care System)/(National City Bank, Columbus, OH LOC)          VMIG1             4,700,000
               ---------------------------------------------------------------------
    1,800,000  Ohio State Air Quality Development Authority (Series 1998-A) Weekly
               VRDNs (PPG Industries, Inc.)                                           P-1               1,800,000
               ---------------------------------------------------------------------
    4,080,000  Ohio State Water Development Authority, Pure Water Refunding &
               Improvement Bonds (Series PA-56) Weekly VRDNs (AMBAC INS)/(Merrill
               Lynch Capital Services, Inc. LIQ)                                      VMIG1             4,080,000
               ---------------------------------------------------------------------
    1,800,000  Rickenbacker, OH Port Authority (Series 1992) Weekly VRDNs
               (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A. LOC)           P-1               1,800,000
               ---------------------------------------------------------------------
    1,900,000  Seneca County, OH Hospital Facility Authority Weekly VRDNs (St.
               Francis Home)/(National City Bank, Cleveland, OH LOC)                  VMIG1             1,900,000
               ---------------------------------------------------------------------
      800,000  Solon, OH, IDA Weekly VRDNs (Solon Industries)/ (Society National
               Bank, Cleveland, OH LOC)                                               P-1                 800,000
               ---------------------------------------------------------------------
    1,100,000  Twinsburg, OH IDA Weekly VRDNs (Care of Massara)/ (Society National
               Bank, Cleveland, OH LOC)                                               P-1               1,100,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   87,818,842
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               OKLAHOMA--0.6%
               ---------------------------------------------------------------------
$  10,000,000  Holdenville, OK Industrial Authority, Correctional Facility Revenue
               Bonds (Series 1995) Weekly VRDNs (Holdenville, OK Correctional
               Facility)/(First Union National Bank, Charlotte, N.C. LOC)             VMIG1      $     10,000,000
               ---------------------------------------------------------------------             ----------------
               OREGON--0.1%
               ---------------------------------------------------------------------
    2,000,000  Oregon Health, Housing & Cultural Facilities Authority, Adjustable
               Rate Revenue Bonds (Series 1995-A) Weekly VRDNs (Guide Dogs for the
               Blind, Inc. Project)/(Banque Nationale de Paris LOC)                   MIG1              2,000,000
               ---------------------------------------------------------------------             ----------------
               PENNSYLVANIA--2.5%
               ---------------------------------------------------------------------
    5,000,000  Allegheny County, PA IDA, PCR (Series 1992-A), 4.80% TOBs (Duquesne
               Light Power Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC),
               Mandatory Tender
               10/17/1995                                                             P-1               5,000,000
               ---------------------------------------------------------------------
    4,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1994 Series), 4.50% CP
               (Duquesne Light Power Co.)/(Swiss Bank Corp., New York, NY LOC),
               Mandatory Tender
               10/10/1995                                                             A-1+              4,000,000
               ---------------------------------------------------------------------
    6,300,000  Delaware County, PA PCR (Series C), 4.00% CP (Philadelphia Electric
               Co.)/(FGIC INS), Mandatory Tender 10/6/1995                            A-1+              6,300,000
               ---------------------------------------------------------------------
    4,200,000  Delaware County, PA Weekly VRDNs (American College)/(PNC Bank, N.A.
               LOC)                                                                   P-1               4,200,000
               ---------------------------------------------------------------------
    5,600,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
               System)/(Fuji Bank, Ltd., Tokyo LOC)                                   A-1               5,600,000
               ---------------------------------------------------------------------
    1,300,000  Pennsylvania State Higher Education Facilities Authority Weekly VRDNs
               (Carnegie-Mellon University)                                           A-1               1,300,000
               ---------------------------------------------------------------------
    6,000,000  Philadelphia, PA, GO (Series 1990), 3.90% CP (Fuji Bank, Ltd., Tokyo
               LOC), Mandatory Tender 8/23/1995                                       A-1               6,000,000
               ---------------------------------------------------------------------
    3,690,000  Pittsburgh, PA, GO Unlimited Bonds (Series B), 4.10% BONDs (AMBAC
               INS), 9/1/1995                                                         NR(1)             3,690,300
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               ---------------------------------------------------------------------
$     500,000  Sayre, PA, Health Care Facilities Authority Weekly VRDNs (VHA of
               Pennsylvania)/(AMBAC INS)/(First National Bank of Chicago LIQ)         A-1        $        500,000
               ---------------------------------------------------------------------
    2,000,000  Washington County, PA Hospital Authority Weekly VRDNs (Keystone
               Diversified Management Corp.)/ (Mellon Bank N.A., Pittsburgh LOC)      A-1               2,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   38,590,300
               ---------------------------------------------------------------------             ----------------
               PUERTO RICO--0.6%
               ---------------------------------------------------------------------
   10,000,000  Puerto Rico Government Development Bank Weekly VRDNs (Credit Suisse,
               Zurich LOC)                                                            A-1+             10,000,000
               ---------------------------------------------------------------------             ----------------
               SOUTH CAROLINA--0.5%
               ---------------------------------------------------------------------
    3,000,000  Greenville, SC Hospital System Board of Trustees, (Series 1993-B)
               Weekly VRDNs (Greenville County, SC Hospital Authority)                A-1+              3,000,000
               ---------------------------------------------------------------------
    5,000,000  University of South Carolina, Athletic Facilities (Series 1995),
               5.25% BANs, 3/1/1996                                                   NR(3)             5,031,756
               ---------------------------------------------------------------------             ----------------
               Total                                                                                    8,031,756
               ---------------------------------------------------------------------             ----------------
               TENNESSEE--3.1%
               ---------------------------------------------------------------------
   10,000,000  Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/ (Trust Company
               Bank, Atlanta LOC)                                                     A-1+             10,000,000
               ---------------------------------------------------------------------
   22,400,000  Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/ (Sumitomo Bank
               Ltd., Osaka LOC)                                                       A-1              22,400,000
               ---------------------------------------------------------------------
    2,200,000  Metropolitan Nashville Tennessee AA, (Series 1993) Weekly VRDNs (FGIC
               INS)/(Societe Generale, Paris LIQ)                                     A-1+              2,200,000
               ---------------------------------------------------------------------
    7,330,000  Nashville and Davidson County, NC IDB, Metropolitan Government
               Revenue Bonds (Series 1995) Weekly VRDNs (YMCA Projects)/(Nationsbank
               of Tennessee LOC)                                                      P-1               7,330,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               TENNESSEE--CONTINUED
               ---------------------------------------------------------------------
$   6,200,000  Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc.
               Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                           A-1+       $      6,200,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   48,130,000
               ---------------------------------------------------------------------             ----------------
               TEXAS--2.0%
               ---------------------------------------------------------------------
    4,325,000  Dallas, TX (Series C), 3.90% TOBs, Optional Tender
               6/15/1996                                                              NR(1)             4,325,000
               ---------------------------------------------------------------------
   11,050,000  Harris County, TX HFDC (Series B), 3.90% TOBs (San Jacinto Methodist
               Hospital)/(Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
               9/1/1995                                                               A-1+             11,050,000
               ---------------------------------------------------------------------
    7,000,000  Harris County, TX, Toll Road Unlimited Tax & Sub Lien Revenue (Series
               1994-G) Weekly VRDNs                                                   A-1+              7,000,000
               ---------------------------------------------------------------------
    2,000,000  Montgomery County, TX IDC, IDRB Weekly VRDNs (Houston Area Research
               Center)/(Morgan Guaranty Trust Co., New York LOC)                      A-1+              2,000,000
               ---------------------------------------------------------------------
    1,920,000  North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Nationsbank
               of North Carolina N.A. LOC)                                            P-1               1,920,000
               ---------------------------------------------------------------------
    5,000,000  Texas State Department of Housing & Community Affairs, Multifamily
               Housing Revenue Refunding Bonds (Remington Hill Series B) Weekly
               VRDNs (Trust Company Bank, Atlanta LOC)                                A-1+              5,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   31,295,000
               ---------------------------------------------------------------------             ----------------
               UTAH--1.3%
               ---------------------------------------------------------------------
   19,670,000  Utah State HFA, Single Family Mortgage Bonds (Series 1995-1) Weekly
               VRDNs (Westdeutsche Landesbank Girozentrale LIQ)                       A-1+             19,670,000
               ---------------------------------------------------------------------             ----------------
               VIRGINIA--0.8%
               ---------------------------------------------------------------------
    1,500,000  Arlington County, VA Weekly VRDNs (Ballston Public
               Parking)/(Citibank, NA LOC)                                            A-1+              1,500,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ---------------------------------------------------------------------
$   6,200,000  Henrico County, VA IDA, (Series 1994) Daily VRDNs (Virginia United
               Methodist Homes, Inc.)/(Nationsbank of Virginia, N.A. LOC)             VMIG1      $      6,200,000
               ---------------------------------------------------------------------
    5,000,000  Virginia State Housing Development Authority, (Series 1993-A), 3.45%
               TOBs, Mandatory Tender 9/12/1995                                       A-1+              5,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   12,700,000
               ---------------------------------------------------------------------             ----------------
               WASHINGTON--0.4%
               ---------------------------------------------------------------------
    5,535,000  Pierce County, WA (Series 1995), 4.50% TANs, 12/27/1995                NR(3)             5,537,682
               ---------------------------------------------------------------------             ----------------
               WEST VIRGINIA--0.5%
               ---------------------------------------------------------------------
    7,960,000  Cabell County Commission, WV, Life Care Facilities Multi-Option
               Adjustable Rate Revenue Bonds (Series 1995) Weekly VRDNs (Foster
               Foundation)/(Huntington National Bank, Columbus, OH LOC)               A-1               7,960,000
               ---------------------------------------------------------------------             ----------------
               WISCONSIN--2.3%
               ---------------------------------------------------------------------
    1,100,000  Seymour, WI IDA Weekly VRDNs (Beatrice Cheese, Inc.)/ (Bank of New
               York, New York LOC)                                                    P-1               1,100,000
               ---------------------------------------------------------------------
   34,000,000  Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/(Sumitomo
               Bank Ltd., Osaka LOC)                                                  VMIG1            34,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   35,100,000
               ---------------------------------------------------------------------             ----------------
               WYOMING--0.4%
               ---------------------------------------------------------------------
    1,125,000  Natrona County, WY, Hospital Revenue, 5.85% TOBs (Grainger W.W.,
               Inc.), Optional Tender 12/1/1995                                       P-1               1,125,000
               ---------------------------------------------------------------------
    4,400,000  Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1990-A) Weekly
               VRDNs (Pacificorp)/(Credit Suisse, Zurich LOC)                         VMIG1             4,400,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                    5,525,000
               ---------------------------------------------------------------------             ----------------
               NO STATE--1.4%
               ---------------------------------------------------------------------
   10,000,000  Clipper Tax Exempt Trust (Series 1993-1) Weekly VRDNs (State Street
               Bank and Trust Co. LIQ)                                                A-1+             10,000,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               NO STATE--CONTINUED
               ---------------------------------------------------------------------
$   6,440,583  LaSalle National Bank Leasetops Trust (Series 1994-B) Weekly VRDNs
               (Lasalle National Bank, Chicago LIQ)/ (Lasalle National Bank, Chicago
               LOC)                                                                   A-1+       $      6,440,583
               ---------------------------------------------------------------------
    1,934,628  LaSalle National Bank Tax-Exempt Trust (Series 1993-A) Weekly VRDNs
               (Lasalle National Bank, Chicago LIQ)/ (Lasalle National Bank, Chicago
               LOC)                                                                   A-1+              1,934,628
               ---------------------------------------------------------------------
    3,040,000  Merrill Lynch Puttable FLOATs/RITES Trust (Series PP2) Weekly VRDNs    VMIG1             3,040,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   21,415,211
               ---------------------------------------------------------------------             ----------------
               TOTAL INVESTMENTS, AT AMORTIZED COST(A)                                           $  1,553,856,743
               ---------------------------------------------------------------------             ----------------


(a) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($1,547,473,496) at July 31, 1995.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CDA--Community Development Administration
CP--Commercial Paper
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
GTDs--Guarantees
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
HFDC--Health Facility Development Corporation
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDC--Industrial Development Corporation
IDR--Industrial Development Revenue
IDRB--Industrial Development Revenue Bonds
IDFA--Industrial Development Finance Authority
IFA--Industrial Finance Authority
INS--Insurance
LIQ--Liquidity Agreement
LOCs--Letter(s) of Credit
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
PFA--Public Facility Authority
PLC--Public Limited Company
RANs--Revenue Anticipation Notes
TANs--Tax Anticipation Notes
TOBs--Tender Option Bonds
TRANs--Tax and Revenue Anticipation Notes
VHA--Veterans Housing Administration
VRDNs--Variable Rate Demand Notes
VRNs--Variable Rate Notes

(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                           $  1,553,856,743
-----------------------------------------------------------------------------------------------
Cash                                                                                                      933,463
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       9,103,589
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   1,563,893,795
-----------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                                 $  11,518,668
--------------------------------------------------------------------------------
Income distribution payable                                                           4,394,007
--------------------------------------------------------------------------------
Accrued expenses                                                                        507,624
--------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                 16,420,299
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 1,547,494,731 shares outstanding                                                  $  1,547,473,496
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Paid in capital                                                                                     1,547,494,731
-----------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                       (21,235)
-----------------------------------------------------------------------------------------------  ----------------
     Total Net Assets                                                                            $  1,547,473,496
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
($1,295,457,878 / 1,295,478,935 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($252,015,618 / 252,015,796 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  44,477,152
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  2,318,805
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                  877,668
------------------------------------------------------------------------------------
Custodian fees                                                                             110,650
------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                              43,928
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    5,202
------------------------------------------------------------------------------------
Auditing fees                                                                               12,951
------------------------------------------------------------------------------------
Legal fees                                                                                  16,729
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                  128,996
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                           2,520,292
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                     378,074
------------------------------------------------------------------------------------
Share registration costs                                                                   337,930
------------------------------------------------------------------------------------
Printing and postage                                                                        28,823
------------------------------------------------------------------------------------
Insurance premiums                                                                          15,420
------------------------------------------------------------------------------------
Taxes                                                                                           22
------------------------------------------------------------------------------------
Miscellaneous                                                                               14,033
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                      6,809,523
------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
  Waiver of investment advisory fee                                     $  1,581,210
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                 2,520,292     4,101,502
----------------------------------------------------------------------  ------------  ------------
     Net expenses                                                                                       2,708,021
--------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                        41,769,131
--------------------------------------------------------------------------------------------------  -------------
Net realized gain (loss) on investments                                                                    (1,395)
--------------------------------------------------------------------------------------------------  -------------
     Change in net assets resulting from operations                                                 $  41,767,736
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED JULY 31,
                                                                                    1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      41,769,131  $      16,807,122
----------------------------------------------------------------------------
Net realized gain/loss on investments ($40 net gain and $19,220 net loss,
respectively, as computed for federal income tax purposes)                               (1,395)             3,986
----------------------------------------------------------------------------  -----------------  -----------------
     Change in assets resulting from operations                                      41,767,736         16,811,108
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------
  Institutional Shares                                                              (36,508,581)       (16,783,291)
----------------------------------------------------------------------------
  Institutional Service Shares                                                       (5,260,550)           (23,831)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from distributions to shareholders              (41,769,131)       (16,807,122)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      7,385,500,551      3,346,441,976
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of distributions
declared                                                                              2,286,899            460,949
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (6,655,215,610)    (2,986,122,657)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         732,571,840        360,780,268
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                      732,570,445        360,784,254
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 814,903,051        454,118,797
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $   1,547,473,496  $     814,903,051
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $19,800, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR         EXPIRATION AMOUNT
         2001                        $580
         2002                     $19,220


     Additionally, net capital losses of $1,435 attributable to security transactions incurred after October 31, 1994 are treated as arising on August 1, 1995, the first day of the Fund's next taxable year.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $1,547,494,731. Transactions in shares were as follows:

                                                                                       YEAR ENDED JULY 31,
INSTITUTIONAL SHARES                                                                  1995              1994
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                        6,466,015,512     3,312,845,513
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     1,609,289           460,949
------------------------------------------------------------------------------
Shares redeemed                                                                   (5,961,920,320)   (2,977,674,630)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional Share transactions                      505,704,481       335,631,832
------------------------------------------------------------------------------  ----------------  ----------------


                                                                                       YEAR ENDED JULY 31,
INSTITUTIONAL SERVICE SHARES                                                          1995             1994*
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                          919,485,039        33,596,463
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       677,610         --
------------------------------------------------------------------------------
Shares redeemed                                                                     (693,295,290)       (8,448,027)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional Service Share transactions              226,867,359        25,148,436
------------------------------------------------------------------------------  ----------------  ----------------
          Net change resulting from share transactions                               732,571,840       360,780,268
------------------------------------------------------------------------------  ----------------  ----------------


*For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services (FSS), the Fund will pay FSS up to 0.25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.

INTERFUND TRANSACTIONS--During the year ended July 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,395,054,229 and $2,346,849,715, respectively.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST:
(Tax-Free Obligations Fund)

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995
ADDRESSES
--------------------------------------------------------------------------------

Tax-Free Obligations Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------

TAX-FREE
OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company


Prospectus dated September 30, 1995
(Revised March 31, 1996)



[LOGO]
FEDERATED SECURITIES CORP.
-------------------------
Distributor

A Subsidiary of Federatd Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N401
9110207A-IS (3/96)




TAX-FREE OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in municipal securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Municipal Securities                                                         6
  Investment Risks                                                             6
  Investment Limitations                                                       7
  Regulatory Compliance                                                        7

TRUST INFORMATION                                                              7
------------------------------------------------------

  Management of the Trust                                                      7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

INVESTING IN THE FUND                                                         10
------------------------------------------------------
  Share Purchases                                                             10
  Minimum Investment Required                                                 10

  Certificates and Confirmations                                              10

  Dividends                                                                   11
  Capital Gains                                                               11
REDEEMING SHARES                                                              11
------------------------------------------------------

  By Mail                                                                     11
  Telephone Redemption                                                        12
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12
  Massachusetts Partnership Law                                               13

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  Pennsylvania Corporate and
     Personal Property Taxes                                                  14

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14

------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 44
------------------------------------------------------

ADDRESSES                                                      Inside Back Cover
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL SERVICE SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver)(1)........................................................................       0.06%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.39%
     Shareholder Services Fee................................................................       0.25%
          Total Operating Expenses(2)...................................................................       0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.59% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $5         $14        $25        $57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants, on page 44.

                                                                                        YEAR ENDED JULY 31,
                                                                                         1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $    1.00   $    1.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income                                                                     0.03       0.002
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------
  Distributions from net investment income                                                 (0.03)     (0.002)
-------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                         $    1.00   $    1.00
-------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                            3.39%      0.18%
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------
  Expenses                                                                                  0.45%      0.39%(c)
-------------------------------------------------------------------------------------
  Net investment income                                                                     3.48%      3.04%(c)
-------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                          0.14%      0.15%(c)
-------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                               $252,016    $25,148
-------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to the Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans since it invests in municipal securities. A minimum initial investment of $1,000,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities (as defined below) maturing in 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

       tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

       participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

RATINGS. The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or FIN-1+ or FIN-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Further, the Fund has the ability but no present intention of investing in: securities that are rated MIG-2 or VMIG-2 by Moody's, SP-2 by S&P, FIN-2 by Fitch; tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F-2 by Fitch; and securities that are not rated but are deemed to be of comparable quality. Shareholders will be notified should the Fund decide to invest in these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its total assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities such as: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as described above; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. This investment limitation cannot be changed without shareholder approval.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
    .15 of 1%          on the first $250 million
   .125 of 1%          on the next $250 million
    .10 of 1%          on the next $250 million
   .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through
Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.

BY WIRE. To purchase by Federal Reserve wire, call the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Tax-Free Obligations Fund-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028.

BY MAIL. To purchase by mail, send a check made payable to Tax-Free Obligations Fund-- Institutional Service Shares to: Federated Services Company, Tax-Free Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Tax-Free Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Tax-Free Obligations Fund--Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

If the redemption request is received before 12:00 noon (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 12:00 noon (Eastern time). However, the proceeds are not wired until the following business day.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, and tax-equivalent yield for shares. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the tax-exempt yield, assuming a specific tax rate.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--100.4%
------------------------------------------------------------------------------------
               ALABAMA--2.8%
               ---------------------------------------------------------------------
$   9,010,000  Alabama Special Care Facilities Finance Authority Weekly VRDNs
               (Providence Hospital)/(Daughters of Charity GTD)                       VMIG1      $      9,010,000
               ---------------------------------------------------------------------
    2,000,000  Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs (S.P. Hotel
               Company)/(Amsouth Bank N.A., Birmingham LOC)                           VMIG1             2,000,000
               ---------------------------------------------------------------------
    3,140,000  Birmingham, AL Special Care Facilities Financing Authority, Capital
               Improvement Revenue Bonds (Series 1995) Weekly VRDNs (Methodist Home
               for the Aging, AL)/(SouthTrust Bank of Alabama, Birmingham LOC)        P-1               3,140,000
               ---------------------------------------------------------------------
    2,850,000  Birmingham, AL, GO (Series 1995-A), 5.625% BANs,
               1/5/1996                                                               NR(2)             2,852,538
               ---------------------------------------------------------------------
    4,600,000  Birmingham, AL, GO (Series 1992-A) Weekly VRDNs (First Alabama Bank,
               Birmingham LOC)                                                        A-1+              4,600,000
               ---------------------------------------------------------------------
    1,000,000  Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/ (Trust Company
               Bank, Atlanta LOC)                                                     A-1+              1,000,000
               ---------------------------------------------------------------------
    3,000,000  Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood
               AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                      P-1               3,000,000
               ---------------------------------------------------------------------
    8,500,000  Huntsville, AL Health Care Authority/Health Care Facilities (Series
               1994-A) Weekly VRDNs (MBIA INS)/ (Amsouth Bank N.A., Birmingham LIQ)   A-1               8,500,000
               ---------------------------------------------------------------------
    1,700,000  Huntsville, AL Health Care Authority/Health Care Facilities, Health
               Care Facilities Revenue Bonds (Series 1994-B) Weekly VRDNs (MBIA
               INS)/(Amsouth Bank N.A., Birmingham LIQ)                               A-1               1,700,000
               ---------------------------------------------------------------------
      300,000  Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,
               AL))/(First Alabama Bank, Birmingham LOC)                              A-1+                300,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               ---------------------------------------------------------------------
$   1,500,000  Marshall County, AL, Special Obligation School Refunding Warrant
               (Series 1994) Weekly VRDNs (Marshall County, AL Board of
               Education)/(First Alabama Bank, Birmingham LOC)                        A-1+       $      1,500,000
               ---------------------------------------------------------------------
    3,000,000  Mobile, AL IDB, PCR (Series 1993-B) Weekly VRDNs (Alabama Power Co.)   A-1               3,000,000
               ---------------------------------------------------------------------
      995,000  Tuscaloosa County, AL Port Authority (Series 1989-A) Weekly VRDNs
               (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)     P-1                 995,000
               ---------------------------------------------------------------------
    1,630,000  Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994) Weekly
               VRDNs (Harco, Inc.)/(Amsouth Bank N.A., Birmingham LOC)                P-1               1,630,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   43,227,538
               ---------------------------------------------------------------------             ----------------
               ARIZONA--1.9%
               ---------------------------------------------------------------------
   15,000,000  Apache County, AZ IDA (Series 1983-A) Weekly VRDNs (Tucson Electric
               Power Co.)/(Barclays Bank PLC, London LOC)                             A-1+             15,000,000
               ---------------------------------------------------------------------
    4,000,000  Arizona Health Facilities Authority, Variable Rate Demand Bond Weekly
               VRDNs (University Physicians, Inc.)/(Bank One, Arizona N.A. LOC)       P-1               4,000,000
               ---------------------------------------------------------------------
    4,400,000  Maricopa County, AZ (Series 1994-F) Daily VRDNs (Arizona Public
               Service Corp.)/(Bank of America NT and SA, San Francisco LOC)          A-1               4,400,000
               ---------------------------------------------------------------------
    6,000,000  Pima County, AZ IDA, Floating Rate Notes (Series A) Weekly VRDNs
               (Tucson Electric Power Co.)/(Barclays Bank PLC, London LOC)            P-1               6,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   29,400,000
               ---------------------------------------------------------------------             ----------------
               ARKANSAS--0.1%
               ---------------------------------------------------------------------
    1,000,000  Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/ (PNC Bank, N.A.
               LOC)                                                                   VMIG1             1,000,000
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               CALIFORNIA--16.6%
               ---------------------------------------------------------------------
$  27,350,000  California School Cash Reserve Program Authority, (Series 1995-A),
               4.75% TRANs (MBIA Insured), 7/3/1996                                   SP-1+      $     27,577,341
               ---------------------------------------------------------------------
   35,000,000  California State, Revenue Anticipation Warrants (Series C), 5.75%
               RANs (Bank of America NT and SA, San Francisco, Bank of Nova Scotia,
               Toronto, Banque Nationale de Paris, Canadian Imperial Bank of
               Commerce, Toronto, Chemical Bank, New York, Citibank, N.A., Credit
               Suisse, Zurich, Morgan Guaranty Trust Co., New York, National
               Westminster Bank, PLC, London, Societe Generale North America, Inc.,
               Sumitomo Bank Ltd., Osaka, Swiss Bank Corp., Westdeusche Landesbank
               Girozentrale & Toronto Dominion Bank LOCs)                             SP-1             35,274,544
               ---------------------------------------------------------------------
   16,100,000  California State, Revenue Anticipation Warrants (Series C), 5.75%
               RANs (FGIC INS), 4/25/1996                                             SP-1             16,355,231
               ---------------------------------------------------------------------
   40,350,000  California Student Loan, Revenue Bonds (Series A) Weekly VRDNs
               (Student Loan Marketing Association LOC)                               P-1              40,350,000
               ---------------------------------------------------------------------
   10,000,000  Clipper CAL Tax-Exempt Trust, (94-2) Weekly VRDNs (California
               State)/(State Street Bank and Trust Co. LIQ)/ (Bank of America NT and
               SA, San Francisco, Bank of Nova Scotia, Toronto, Banque Nationale de
               Paris, Canadian Imperial Bank of Commerce, Toronto, Chemical Bank,
               Citibank N.A. and Credit Suisse LOCs)                                  VMIG1            10,000,000
               ---------------------------------------------------------------------
   12,995,000  Kern County, CA Board of Education, 4.50% TRANs,
               6/28/1996                                                              SP-1+            13,057,372
               ---------------------------------------------------------------------
   10,000,000  Los Angeles County, CA Unified School District, 4.50% TRANs, 7/3/1996  SP-1+            10,071,011
               ---------------------------------------------------------------------
   41,000,000  Los Angeles County, CA, 4.50% TRANs (Bank of America NT and SA, San
               Francisco, Credit Suisse, Zurich, Morgan Guaranty Trust Co., New
               York, Swiss Bank Corp., New York, NY, Union Bank of Switzerland,
               Zurich and Westdeutsche Landesbank Girozentrale LOCs), 7/1/1996        SP-1             41,266,907
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               CALIFORNIA--CONTINUED
               ---------------------------------------------------------------------
$  23,500,000  Los Angeles, CA Wastewater System, Tender Option Certificates (Series
               1995-H) Weekly VRDNs (MBIA INS)/ (Swiss Bank Corp., New York, NY LIQ)  A-1+       $     23,500,000
               ---------------------------------------------------------------------
   10,000,000  Orange County, CA IDA, (Series 1991-A) Weekly VRDNs (The
               Lakes)/(Citibank, N.A. LOC)                                            A-1              10,000,000
               ---------------------------------------------------------------------
    6,000,000  Orange County, CA Local Transportation Authority, Sales Tax Revenue
               Notes, 4.00% CP (Industrial Bank of Japan Ltd., Tokyo LOC), Mandatory
               Tender 9/13/1995                                                       A-1               6,000,000
               ---------------------------------------------------------------------
    5,000,000  San Francisco, CA Unified School District (Series 1994), 4.75% TRANs,
               8/24/1995                                                              SP-1+             5,001,722
               ---------------------------------------------------------------------
    7,000,000  Temecula Valley Unified School District, CA, 4.50% TRANs, 7/5/1996     SP-1+             7,031,142
               ---------------------------------------------------------------------
   10,800,000  Ventura County, CA Community College District, 4.50% TRANs, 6/28/1996  SP-1+            10,851,836
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  256,337,106
               ---------------------------------------------------------------------             ----------------
               COLORADO--1.8%
               ---------------------------------------------------------------------
   25,000,000  Arapahoe County, CO Improvement Authority, (Series G), 4.45% TOBs
               (Swiss Bank Corp., New York, NY LOC), Optional Tender 8/31/1995        SP-1+            25,000,000
               ---------------------------------------------------------------------
    2,625,000  Denver (City & County), CO, 5.20% TOBs (Blake Street
               Compendium)/(Norwest Bank Minnesota, Minneapolis LOC), Optional
               Tender 12/15/1995                                                      A-1+              2,625,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   27,625,000
               ---------------------------------------------------------------------             ----------------
               CONNECTICUT--2.6%
               ---------------------------------------------------------------------
   39,780,000  Connecticut State Transportation Infrastructure Authority Weekly
               VRDNs (Connecticut State)/(Industrial Bank of Japan Ltd., Tokyo LOC)   A-1              39,780,000
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               DELAWARE--0.3%
               ---------------------------------------------------------------------
$   5,100,000  Delaware Health Facilities Authority, (Series 1985-BTP-19A) Weekly
               VRDNs (Medical Center of Delaware)/(MBIA INS)/(Bankers Trust Co., New
               York LIQ)                                                              NR(1)      $      5,100,000
               ---------------------------------------------------------------------             ----------------
               FLORIDA--13.7%
               ---------------------------------------------------------------------
    3,000,000  Alachua County, FL Health Facilities Authority, Health Facility
               Revenue Bonds (Series 1991) Weekly VRDNs (North Florida Retirement
               Village)/(Kredietbank N.V., Brussels LOC)                              A-1               3,000,000
               ---------------------------------------------------------------------
    3,000,000  Broward County, FL Health Facility Authority, Revenue Bonds Weekly
               VRDNs (John Knox Village of Florida)/ (First Union National Bank,
               Charlotte, N.C. LOC)                                                   P-1               3,000,000
               ---------------------------------------------------------------------
    4,470,000  Dade County, FL IDA Weekly VRDNs (Futernick Associates, Inc.)/(First
               Union National Bank, Charlotte, N.C. LOC)                              P-1               4,470,000
               ---------------------------------------------------------------------
    1,200,000  Dade County, FL IDA, Industrial Development Revenue Refunding Bonds
               Weekly VRDNs (Continental Farms, Inc.)/(Nationsbank of North Carolina
               N.A. LOC)                                                              P-1               1,200,000
               ---------------------------------------------------------------------
    2,000,000  Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
               INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)                        A-1               2,000,000
               ---------------------------------------------------------------------
   12,490,000  Florida HFA Weekly VRDNs (Cornerstone)/(PNC Bank, N.A. LOC)            A-1              12,490,000
               ---------------------------------------------------------------------
    1,400,000  Florida HFA, Multi-Family Housing Revenue Refunding Bonds (Series
               1985-D) Weekly VRDNs (Park Colony Project, FL)/(Mellon Bank NA,
               Pittsburgh LOC)                                                        A-1               1,400,000
               ---------------------------------------------------------------------
    3,285,000  Florida State Board of Education Administration, (CR49)/ (Series
               1989-A), 4.00% TOBs (Citibank, N.A. LIQ), Optional Tender 12/1/1995    NR(2)             3,285,000
               ---------------------------------------------------------------------
    4,235,000  Florida State Board of Education Administration, (CR49D), 4.00% TOBs
               (Citibank, N.A. LIQ), Optional Tender
               12/1/1995                                                              NR(2)             4,235,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ---------------------------------------------------------------------
$   1,210,000  Florida State Board of Education Administration, (CR55), (Series
               1989-A), 4.00% TOBs (Citibank, N.A. LIQ), Optional Tender 12/1/1995    NR(2)      $      1,210,000
               ---------------------------------------------------------------------
   17,975,000  Hillsborough County, FL IDA, PCR Refunding Bonds (Series 1994) Weekly
               VRDNs (Tampa Electric Company)/ (MBIA INS)                             NR(2)            17,975,000
               ---------------------------------------------------------------------
   22,000,000  Jacksonville Electric Authority, FL, Tender Option Certificates
               (Series 1995-C) Weekly VRDNs (Bayerische Hypotheken-Und Wechsel-Bank
               Ag LOC)                                                                A-1+             22,000,000
               ---------------------------------------------------------------------
    9,200,000  Jacksonville, FL PCR, (Series 1994), 4.10% CP (Florida Power & Light
               Co.), Mandatory Tender 12/14/1995                                      VMIG1             9,200,000
               ---------------------------------------------------------------------
    6,100,000  Jacksonville, FL, Hospital Revenue Bonds (Series 1989) Weekly VRDNs
               (Baptist Medical Center, AL)/(First Union National Bank, Charlotte,
               N.C. LOC)                                                              VMIG1             6,100,000
               ---------------------------------------------------------------------
    4,200,000  Key West, FL Community Redevelopment Authority Weekly VRDNs (Pier
               House Joint Venture)/(PNC Bank, N.A. LOC)                              P-1               4,200,000
               ---------------------------------------------------------------------
    4,000,000  Lake Shore, FL Hospital Authority, Health Facilities Revenue Bonds
               (Series 1991) Weekly VRDNs (Lake Shore Hospital)/(Kredietbank N.V.,
               Brussels LOC)                                                          P-1               4,000,000
               ---------------------------------------------------------------------
    2,925,000  Lee County, FL IDA, Health Care Facilities Revenue Bonds Weekly VRDNs
               (Hope Hospice Project)/(Sun Bank N.A., Orlando LOC)                    VMIG1             2,925,000
               ---------------------------------------------------------------------
    5,000,000  Lee County, FL, (PA-104) Weekly VRDNs (MBIA INS)/ (Merrill Lynch
               Capital Services, Inc. LIQ)                                            VMIG1             5,000,000
               ---------------------------------------------------------------------
    5,410,000  Manatee County, FL HFA Weekly VRDNs (Carriage Club)/(Mellon Bank
               N.A., Pittsburgh LOC)                                                  VMIG1             5,410,000
               ---------------------------------------------------------------------
    1,900,000  Manatee County, FL HFA, Multi-Family Mortgage Revenue Refunding Bonds
               (Series 1989-A) Weekly VRDNs (Hampton/McGuire L.P.)/(Nationsbank of
               North Carolina N.A. LOC)                                               A-1               1,900,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ---------------------------------------------------------------------
$   6,230,000  Orange County, FL HFA, Multifamily Housing Revenue Bonds Weekly VRDNs
               (Sutton Place. Ltd. Project)/ (Nationsbank of Maryland, N.A. LOC)      A-1+       $      6,230,000
               ---------------------------------------------------------------------
    1,715,000  Palm Beach County, FL IDA Weekly VRDNs (Palm Beach Jewish Community
               Campus)/(Sun Bank N.A., Orlando LOC)                                   A-1+              1,715,000
               ---------------------------------------------------------------------
    5,500,000  Pinellas County, FL Health Facility Authority Daily VRDNs (Chemical
               Bank, New York LOC)                                                    A-1               5,500,000
               ---------------------------------------------------------------------
   10,870,000  Pinellas County, FL Health Facility Authority, (Series 1987) Weekly
               VRDNs (St. Mark Village Project)/ (Nationsbank of Florida, N.A. LOC)   A-1              10,870,000
               ---------------------------------------------------------------------
    1,000,000  Pinellas County, FL Health Facility Authority, Multi-Family Mortage
               Revenue Refunding Bonds (Series 1989-A) Weekly VRDNs (McGregor Place
               Project)/ (Nationsbank of North Carolina N.A. LOC)                     A-1               1,000,000
               ---------------------------------------------------------------------
    4,325,000  Polk County, FL IDA, PCR Refunding Bonds Weekly VRDNs (IMC
               Fertilizer, Inc. Project)/(Rabobank Nederland, Utrecht LOC)            P-1               4,325,000
               ---------------------------------------------------------------------
    9,300,000  Sarasota County, FL Public Hospital District, 4.15% CP (Sarasota
               Memorial Hospital), Mandatory Tender
               8/23/1995                                                              A-1               9,300,000
               ---------------------------------------------------------------------
    9,100,000  Sarasota County, FL Public Hospital District, 4.15% CP (Sarasota
               Memorial Hospital), Mandatory Tender
               8/29/1995                                                              A-1               9,100,000
               ---------------------------------------------------------------------
    1,800,000  Seminole County, FL Health Facility Authority IDA, (Series 1991)
               Weekly VRDNs (Florida Living Nursing Center)/(Barnett Bank of Central
               Florida, Orlando LOC)                                                  VMIG1             1,800,000
               ---------------------------------------------------------------------
   10,900,000  Southeast Volusia Hospital District, Revenue Bonds (Series 1995)
               Weekly VRDNs (Bert Fish Medical Center, FL)/(SouthTrust Bank of
               Alabama, Birmingham LOC)                                               A-1              10,900,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               FLORIDA--CONTINUED
               ---------------------------------------------------------------------
$   7,000,000  St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs (Savannahs
               Hospital)/(Nationsbank of Georgia, N.A. LOC)                           P-1        $      7,000,000
               ---------------------------------------------------------------------
    4,800,000  Sunshine State Governmental Finance Commission, FL, 3.90% CP (Morgan
               Guaranty Trust Co., New York, National Westminster Bank, PLC, London
               and Union Bank of Switzerland, Zurich LOCs), Mandatory Tender
               10/27/1995                                                             VMIG1             4,800,000
               ---------------------------------------------------------------------
    9,750,000  Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent Christian
               Village Project)/(Barnett Bank of Jacksonville LOC)                    VMIG1             9,750,000
               ---------------------------------------------------------------------
    6,400,000  Titusville, FL, Multi-Purpose Revenue Bonds, Installment 1995A Weekly
               VRDNs (Banque Paribas, Paris LOC)                                      VMIG1             6,400,000
               ---------------------------------------------------------------------
    6,065,000  Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/(Mellon
               Bank N.A., Pittsburgh LOC)                                             P-1               6,065,000
               ---------------------------------------------------------------------
    1,675,000  Volusia County, FL IDA Weekly VRDNs (Crane Cams)/ (First Interstate
               Bank of Arizona, N.A. LOC)                                             P-1               1,675,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  211,430,000
               ---------------------------------------------------------------------             ----------------
               GEORGIA--1.5%
               ---------------------------------------------------------------------
    4,000,000  Atlanta, GA, Urban Residential Finance Authority, Residential
               Construction Revenue Bonds, Summerhill Neighborhood Bond Program
               (Series 1995) Weekly VRDNs (First Union National Bank, Charlotte,
               N.C. LOC)                                                              A-1               4,000,000
               ---------------------------------------------------------------------
    1,500,000  Coweta County, GA IDA Daily VRDNs (Eckerds Warehouse)/(Union Bank of
               Switzerland, Zurich LOC)                                               A-1               1,500,000
               ---------------------------------------------------------------------
    1,600,000  DeKalb County, GA, (Series 1992) Weekly VRDNs (American Cancer
               Society, GA)/(Trust Company Bank, Atlanta LOC)                         P-1               1,600,000
               ---------------------------------------------------------------------
    3,395,000  Georgia State, HFA, Single Family Mortgage Revenue, 3.90% TOBs
               (Citibank, N.A. LIQ), Optional Tender
               9/1/1995                                                               NR(2)             3,395,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               GEORGIA--CONTINUED
               ---------------------------------------------------------------------
$  12,000,000  Municipal Electric Authority of Georgia, (Series B), 4.25% TOBs,
               Optional Tender 6/1/1996                                               VMIG1      $     12,014,500
               ---------------------------------------------------------------------
    1,000,000  Rockdale County, GA Hospital Authority, Revenue Anticipation
               Certificates (Series 1994) Weekly VRDNs (Trust Company Bank, Atlanta
               LOC)                                                                   VMIG1             1,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   23,509,500
               ---------------------------------------------------------------------             ----------------
               HAWAII--0.4%
               ---------------------------------------------------------------------
    6,400,000  Hawaii State, Puttable Tax Exempt Receipts (Series 31) Weekly VRDNs
               (Morgan Guaranty Trust Co., New York LIQ)                              VMIG1             6,400,000
               ---------------------------------------------------------------------             ----------------
               ILLINOIS--8.1%
               ---------------------------------------------------------------------
   13,000,000  Chicago O'Hare International Airport, Second Lien Revenue Bonds,
               (Series 1984-B), 3.80% TOBs (Westpac Banking, Corp., Sydney LOC),
               Optional Tender 1/1/1996                                               A-1              13,000,000
               ---------------------------------------------------------------------
    3,000,000  Illinois Development Finance Authority Weekly VRDNs (Newlywed
               Food)/(Mellon Bank N.A., Pittsburgh LOC)                               A-1               3,000,000
               ---------------------------------------------------------------------
    5,000,000  Illinois Development Finance Authority, (Series 1993-A) Weekly VRDNs
               (Loyola Academy)/(Northern Trust Co., Chicago, IL LOC)                 A-1+              5,000,000
               ---------------------------------------------------------------------
    3,000,000  Illinois Educational Facilities Authority (Series 1992) Weekly VRDNs
               (Depaul University)/(Sanwa Bank Ltd, Osaka LOC)                        VMIG1             3,000,000
               ---------------------------------------------------------------------
    7,500,000  Illinois Educational Facilities Authority, 4.25% CP (Field Museum of
               Natural History)/(Sanwa Bank Ltd, Osaka LOC), Mandatory Tender
               9/7/1995                                                               VMIG1             7,500,000
               ---------------------------------------------------------------------
   11,500,000  Illinois Educational Facilities Authority, Adjustable Demand Revenue
               Bonds (Series 1995) Weekly VRDNs (Ravinia Festival Association,
               IL)/(NBD Bank, N.A., Detroit, MI LOC)                                  A-1+             11,500,000
               ---------------------------------------------------------------------
    5,000,000  Illinois Health Facilities Authority Weekly VRDNs (OSF Health Care
               Systems)                                                               VMIG1             5,000,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               ---------------------------------------------------------------------
$  14,000,000  Illinois Health Facilities Authority (Series 1989A) Weekly VRDNs
               (Methodist Health Services Corp.)/(Fuji Bank, Ltd., Tokyo LOC)         A-1        $     14,000,000
               ---------------------------------------------------------------------
   14,940,000  Illinois Health Facilities Authority, 4.00% CP (Rush-
               Presbyterian St. Luke's Medical)/(Northern Trust Co., Chicago, IL
               LIQ), Mandatory Tender 10/19/1995                                      A-1+             14,940,000
               ---------------------------------------------------------------------
   35,000,000  Illinois Health Facilities Authority (Series 1985-B) Weekly VRDNs
               (OSF Health Care Systems)/(Bank of America Illinois LIQ)               VMIG1            35,000,000
               ---------------------------------------------------------------------
   13,900,000  Illinois State Toll Highway Authority, (Series 1993-B) Weekly VRDNs
               (MBIA INS)/(Societe Generale, Paris LIQ)                               VMIG1            13,900,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  125,840,000
               ---------------------------------------------------------------------             ----------------
               INDIANA--1.3%
               ---------------------------------------------------------------------
    1,115,000  Dale, IN IDA Weekly VRDNs (Spencer Industries)/ (National City Bank,
               Kentucky LOC)                                                          P-1               1,115,000
               ---------------------------------------------------------------------
   17,000,000  Indiana Bond Bank, Advance Funding Program Notes (Series 1995-A3)
               VRNs, 1/10/1996                                                        SP-1+            17,000,000
               ---------------------------------------------------------------------
    2,445,000  Indiana Health Facilities Finance Authority Rehabilitation Center
               Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One,
               Indianapolis, IN LOC)                                                  A-1               2,445,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   20,560,000
               ---------------------------------------------------------------------             ----------------
               KENTUCKY--0.1%
               ---------------------------------------------------------------------
    1,530,000  Boone County, KY, Adjustable Rate Revenue Refunding Bonds Weekly
               VRDNs (Spring Meadow Associates)/ (Huntington National Bank,
               Columbus, OH LOC)                                                      P-1               1,530,000
               ---------------------------------------------------------------------             ----------------
               LOUISIANA--1.9%
               ---------------------------------------------------------------------
   10,000,000  Louisiana PFA, 3.80% CP (Our Lady of Lake)/(FSA INS), Mandatory
               Tender 8/21/1995                                                       A-1              10,000,000
               ---------------------------------------------------------------------
    9,865,000  Louisiana PFA, Advance Funding Notes (Series 1994-B), 4.60% TANs
               (Orleans Parish, LA School Board), 8/31/1995                           SP-1+             9,868,120
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               LOUISIANA--CONTINUED
               ---------------------------------------------------------------------
$   9,130,000  St. James Parish, LA, PCR Refunding Bonds (Series 1988-B), 4.20% CP
               (Texaco, Inc.), Mandatory Tender
               8/8/1995                                                               A-1        $      9,130,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   28,998,120
               ---------------------------------------------------------------------             ----------------
               MARYLAND--3.6%
               ---------------------------------------------------------------------
   24,200,000  Maryland Health & Higher Educational Facilities Authority (Series
               1985-B) Weekly VRDNs (First National Bank of Chicago LOC)              VMIG1            24,200,000
               ---------------------------------------------------------------------
    4,000,000  Maryland Health & Higher Educational Facilities Authority, Revenue
               Bonds (Series 1985-A) Weekly VRDNs (Dai-Ichi Kangyo Bank Ltd., Tokyo
               LOC)                                                                   VMIG1             4,000,000
               ---------------------------------------------------------------------
   10,110,000  Maryland State Community Development Administration (Series 1987-2),
               4.35% TOBs (First National Bank of Chicago LIQ), Optional Tender
               10/1/1995                                                              NR(3)            10,110,000
               ---------------------------------------------------------------------
      300,000  Maryland State IDFA Kelly Springfield Tire, Economic Development
               Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Johnson Controls,
               Inc.)                                                                  VMIG1               300,000
               ---------------------------------------------------------------------
    2,000,000  Montgomery County, MD EDA Weekly VRDNs (Howard Hughes Medical Center)  A-1+              2,000,000
               ---------------------------------------------------------------------
    9,300,000  Montgomery County, MD EDA Weekly VRDNs (U.S. Pharmacopeial Convention
               Facility)/(Chemical Bank, New York LOC)                                VMIG1             9,300,000
               ---------------------------------------------------------------------
    6,000,000  Montgomery County, MD Housing Opportunities Commission, Single Family
               Mortgage Revenue Bonds (Series 1994-C), 4.35% TOBs, Optional Tender
               10/25/1995                                                             VMIG1             6,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   55,910,000
               ---------------------------------------------------------------------             ----------------
               MASSACHUSETTS--0.9%
               ---------------------------------------------------------------------
   13,300,000  Massachusetts HEFA (Series I) Weekly VRDNs (Harvard University)        A-1+             13,300,000
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               MICHIGAN--1.3%
               ---------------------------------------------------------------------
$   4,350,000  Dearborn, MI Economic Development Corp. (Series 1991) Weekly VRDNs
               (Oakbrook Common Project)/(Mellon Bank N.A., Pittsburgh LOC)           A-1        $      4,350,000
               ---------------------------------------------------------------------
    2,000,000  Michigan Municipal Bond Authority, 4.50% RANs,
               7/3/1996                                                               SP-1+             2,012,412
               ---------------------------------------------------------------------
    1,700,000  Michigan State Hospital Finance Authority, Hospital Equipment Loan
               Program Bonds (Series A) Weekly VRDNs (First of America Bank Corp.
               LOC)                                                                   VMIG1             1,700,000
               ---------------------------------------------------------------------
    9,500,000  Michigan State, GO Notes, 5.00% TRANs, 9/29/1995                       SP-1+             9,511,856
               ---------------------------------------------------------------------
    2,695,000  Ottawa County, MI Economic Development Corp., Limited Obligation
               Revenue Bonds (Series 1995-B) Weekly VRDNs (Sunset Manor, Inc.
               Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)                 A-1               2,695,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   20,269,268
               ---------------------------------------------------------------------             ----------------
               MINNESOTA--3.4%
               ---------------------------------------------------------------------
    2,065,000  Dakota County, MN Housing & Redevelopment Authority, Multifamily
               Rental Housing Revenue Bonds (Series 1994-B) Weekly VRDNs (Westwood
               Ridge Senior Residence Project)/(First Bank N.A., Minneapolis LOC)     A-1               2,065,000
               ---------------------------------------------------------------------
    5,040,000  Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly VRDNs
               (Walker Methodist Health Center, Inc. Project)/(First Bank N.A.,
               Minneapolis LOC)                                                       A+                5,040,000
               ---------------------------------------------------------------------
   10,000,000  Minneapolis, MN (Series 1993) Weekly VRDNs (Market Square Real
               Estate, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)                A-1+             10,000,000
               ---------------------------------------------------------------------
    4,105,000  Minnesota State HFA, Single Family Mortgage Bonds (Series 1993-T),
               4.85% TOBs (Bayerische Landesbank Girozentrale LOC), Mandatory Tender
               12/14/1995                                                             A-1+              4,105,000
               ---------------------------------------------------------------------
    7,400,000  Minnesota State Higher Education Coordinating Board, Supplemental
               Student Loan Program Variable Rate Refunding Revenue Bonds (Series
               1994-A) Weekly VRDNs (Norwest Bank Minnesota, Minneapolis LIQ)         VMIG1             7,400,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               MINNESOTA--CONTINUED
               ---------------------------------------------------------------------
$  19,500,000  Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
               Foundation)                                                            VMIG1      $     19,500,000
               ---------------------------------------------------------------------
      800,000  St. Paul, MN Port Authority (Series 1991) Weekly VRDNs (West Gate
               Office)/(First Bank N.A., Minneapolis LOC)                             A-1                 800,000
               ---------------------------------------------------------------------
    4,200,000  University of Minnesota (Series G), 4.50% TOBs (Regents of University
               of Minnesota), Optional Tender 8/1/1995                                VMIG1             4,200,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   53,110,000
               ---------------------------------------------------------------------             ----------------
               MISSISSIPPI--1.2%
               ---------------------------------------------------------------------
    1,770,000  Hinds County, MS (Series 1991) Weekly VRDNs (North State St.
               Project)/(Amsouth Bank N.A., Birmingham LOC)                           VMIG1             1,770,000
               ---------------------------------------------------------------------
   16,600,000  Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)    P-1              16,600,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   18,370,000
               ---------------------------------------------------------------------             ----------------
               MISSOURI--0.3%
               ---------------------------------------------------------------------
    4,200,000  Poplar Bluff, MO IDA (Series 1987) Weekly VRDNs (Gates Rubber
               Co.)/(NBD Bank, N.A., Detroit, MI LOC)                                 A-1+              4,200,000
               ---------------------------------------------------------------------             ----------------
               NEW JERSEY--1.1%
               ---------------------------------------------------------------------
   11,600,000  Essex County, NJ, (Series 1995-B), 5.00% TANs (Chemical Bank, New
               York LOC), 8/22/1995                                                   MIG1             11,605,114
               ---------------------------------------------------------------------
    5,000,000  Mercer County, NJ, 5.50% BANs, 9/20/1995                               NR(2)             5,003,952
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   16,609,066
               ---------------------------------------------------------------------             ----------------
               NEW YORK--8.9%
               ---------------------------------------------------------------------
   16,600,000  New York City Municipal Water Finance Authority, Water and Sewer
               System Revenue Bonds (Series 1995-A) Daily VRDNs (FGIC INS)/(FGIC
               Securities Purchase, Inc. LIQ)                                         A-1+             16,600,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               NEW YORK--CONTINUED
               ---------------------------------------------------------------------
$  29,800,000  New York Metropolitan Transportation Authority Weekly VRDNs (Bank of
               Tokyo Ltd., Tokyo, Industrial Bank of Japan Ltd., Tokyo, J.P. Morgan
               Wilmington, Delaware, Mitsubishi Bank Ltd, Tokyo, Morgan Guaranty
               Trust Co., New York, National Westminster Bank, PLC, London and
               Sumitomo Bank Ltd., Osaka LOCs)                                        A-1        $     29,800,000
               ---------------------------------------------------------------------
   29,900,000  New York State Local Government Assistance Corp. (Series D), 3.20%
               TOBs (Societe Generale, Paris LOC), Mandatory Tender 8/2/1995          A-1+             29,900,000
               ---------------------------------------------------------------------
   21,600,000  New York State Local Government Assistance Corp. (Series E), 3.20%
               TOBs (Canadian Imperial Bank of Commerce, Toronto LOC), Mandatory
               Tender 8/2/1995                                                        A-1+             21,600,000
               ---------------------------------------------------------------------
   23,110,000  Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Bonds
               (Series 1994-A) Weekly VRDNs (American Ref-Fuel Company)/(Air
               Products & Chemicals, Inc. and Browning-Ferris Industries, Inc. GTDs)  A-1              23,110,000
               ---------------------------------------------------------------------
   14,000,000  Suffolk County, NY, 1995 (RA Series I), 5.25% TANs (Westdeutsche
               Landesbank Girozentrale LOC), 8/15/1995                                SP-1+            14,002,354
               ---------------------------------------------------------------------
    3,800,000  Syracuse, NY IDA Syracuse, Multi Modal Civic Facility Revenue Bonds
               (Series 1993) Daily VRDNs (Syracuse University Eggers Halls
               Project)/(Morgan Guaranty Trust Co., New York LOC)                     A-1+              3,800,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                  138,812,354
               ---------------------------------------------------------------------             ----------------
               NORTH CAROLINA--4.4%
               ---------------------------------------------------------------------
   30,000,000  Charlotte-Mecklenburg Hospital Authority, NC, Loan Participation
               Certificates (1995) VRNs (The Charlotte-
               Mecklenburg Hospital Authority), 5/22/1996                             NR(2)            30,000,000
               ---------------------------------------------------------------------
    4,320,000  Fayetteville, NC Public Works Commission, Revenue Refunding Bonds
               Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ)     VMIG1             4,320,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               NORTH CAROLINA--CONTINUED
               ---------------------------------------------------------------------
$   4,000,000  Greensboro, NC, Certificates of Participation 1994 Equipment Project
               Weekly VRDNs (Greensboro, NC Center City Corp.)/(Wachovia Bank of
               Georgia N.A., Atlanta LIQ)                                             A-1+       $      4,000,000
               ---------------------------------------------------------------------
   15,000,000  Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser Co.)   A-1              15,000,000
               ---------------------------------------------------------------------
      745,000  NCNB Pooled Tax-Exempt Trust (Series 1990-A) Weekly VRDNs (NCNB Tax
               Exempt Trust 1990a)/(Nationsbank of North Carolina N.A. LOC)           P-1                 745,000
               ---------------------------------------------------------------------
    4,700,000  North Carolina Medical Care Commission Hospital, Revenue Bonds
               (Series 1994) Weekly VRDNs (Hugh Chatam Memorial/Rutherford
               Hospitals)/(First Union National Bank, Charlotte, N.C. LOC)            VMIG1             4,700,000
               ---------------------------------------------------------------------
   10,000,000  North Carolina Municipal Power Agency No 1, 3.50% CP (Bank of America
               NT and SA, San Francisco, Canadian Imperial Bank of Commerce,
               Toronto, First Union National Bank, Charlotte, N.C., Industrial Bank
               of Japan Ltd., Tokyo, Morgan Guaranty Trust Co., New York and
               Nationsbank of North Carolina N.A. LIQs), Mandatory Tender 10/26/1995  P-1              10,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   68,765,000
               ---------------------------------------------------------------------             ----------------
               OHIO--5.7%
               ---------------------------------------------------------------------
    2,700,000  Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting
               Nurses)/(National City Bank, Cleveland, OH LOC)                        A-1               2,700,000
               ---------------------------------------------------------------------
    2,585,000  Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
               Inc.)/(National City Bank, Cleveland, OH LOC)                          P-1               2,585,000
               ---------------------------------------------------------------------
    8,850,000  Cincinnati City School District, OH, 5.80% TANs,
               12/29/1995                                                             NR(3)             8,863,842
               ---------------------------------------------------------------------
    1,100,000  Cuyahoga County, OH Hospital Authority Weekly VRDNs (St. Lukes
               Hospital)/(First National Bank of Chicago LOC)                         VMIG1             1,100,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               OHIO--CONTINUED
               ---------------------------------------------------------------------
$   2,650,000  Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking Co.)/(Society
               National Bank, Cleveland, OH LOC)                                      P-1        $      2,650,000
               ---------------------------------------------------------------------
    2,000,000  Dayton, OH, Revenue Refunding Bonds (Series 1993-E) Weekly VRDNs
               (Emery Air Freight Corp.)/(Mellon Bank N.A., Pittsburgh LOC)           VMIG1             2,000,000
               ---------------------------------------------------------------------
    6,100,000  Franklin County, OH Hospital Facility Authority Weekly VRDNs
               (Riverside United Methodist Hospital)/(National City Bank, Cleveland,
               OH LOC)                                                                VMIG1             6,100,000
               ---------------------------------------------------------------------
   12,400,000  Hamilton County, OH Hospital Facilities Authority, Revenue Bonds
               (Series 1986-A) Weekly VRDNs (Good Samaritan Hospital)                 A-1              12,400,000
               ---------------------------------------------------------------------
    2,500,000  Kettering, OH IDA Weekly VRDNs (Center-Plex Venture)/(Society
               National Bank, Cleveland, OH LOC)                                      P-1               2,500,000
               ---------------------------------------------------------------------
    2,885,000  Lorain County, OH, Health Facilities Revenue Bonds (Series 1992-A)
               Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third Bancorp LOC)  P-1               2,885,000
               ---------------------------------------------------------------------
    2,000,000  Lucas County, OH IDA (Series 1991) Weekly VRDNs (Ohio Citizens
               Bank)/(National City Bank, Cleveland, OH LOC)                          P-1               2,000,000
               ---------------------------------------------------------------------
      295,000  Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs (Sunshine
               Children's Home)/(National City Bank, Cleveland, OH LOC)               P-1                 295,000
               ---------------------------------------------------------------------
    4,300,000  Lucas County, OH, Hospital Refunding Revenue Bonds Weekly VRDNs
               (Riverside Hospital, OH)/(Huntington National Bank, Columbus, OH LOC)  P-1               4,300,000
               ---------------------------------------------------------------------
    6,900,000  Mahoning County, OH, Housing Revenue Bonds (Series 1995) Weekly VRDNs
               (Copeland Oaks Project)/(Bank One, Akron, N.A. LOC)                    A-1+              6,900,000
               ---------------------------------------------------------------------
    2,210,000  Marion County, OH Hospital Authority (Series 1991), 4.25% TOBs
               (Marion County, OH Pooled Hospital Program)/(Bank One, Columbus, N.A.
               LOC) Optional Tender 11/1/1995                                         A-1+              2,210,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               OHIO--CONTINUED
               ---------------------------------------------------------------------
$   4,250,000  Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/(First Union
               National Bank, Charlotte, N.C. LOC)                                    P-1        $      4,250,000
               ---------------------------------------------------------------------
    5,400,000  Medina County, OH, Solid Waste Disposal Revenue Bonds (Series 1995)
               Weekly VRDNs (Valley City Steel Company Project)/(Society National
               Bank, Cleveland, OH LOC)                                               P-1               5,400,000
               ---------------------------------------------------------------------
      800,000  Montgomery County, OH IDA Weekly VRDNs (Center-Plex Venture)/(Society
               National Bank, Cleveland, OH LOC)                                      P-1                 800,000
               ---------------------------------------------------------------------
    1,700,000  Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
               Partnership)/(Huntington National Bank, Columbus, OH LOC)              A-1               1,700,000
               ---------------------------------------------------------------------
    4,700,000  Muskingham County, OH Hospital Facilities Authority Weekly VRDNs
               (Bethesda Care System)/(National City Bank, Columbus, OH LOC)          VMIG1             4,700,000
               ---------------------------------------------------------------------
    1,800,000  Ohio State Air Quality Development Authority (Series 1998-A) Weekly
               VRDNs (PPG Industries, Inc.)                                           P-1               1,800,000
               ---------------------------------------------------------------------
    4,080,000  Ohio State Water Development Authority, Pure Water Refunding &
               Improvement Bonds (Series PA-56) Weekly VRDNs (AMBAC INS)/(Merrill
               Lynch Capital Services, Inc. LIQ)                                      VMIG1             4,080,000
               ---------------------------------------------------------------------
    1,800,000  Rickenbacker, OH Port Authority (Series 1992) Weekly VRDNs
               (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A. LOC)           P-1               1,800,000
               ---------------------------------------------------------------------
    1,900,000  Seneca County, OH Hospital Facility Authority Weekly VRDNs (St.
               Francis Home)/(National City Bank, Cleveland, OH LOC)                  VMIG1             1,900,000
               ---------------------------------------------------------------------
      800,000  Solon, OH, IDA Weekly VRDNs (Solon Industries)/ (Society National
               Bank, Cleveland, OH LOC)                                               P-1                 800,000
               ---------------------------------------------------------------------
    1,100,000  Twinsburg, OH IDA Weekly VRDNs (Care of Massara)/ (Society National
               Bank, Cleveland, OH LOC)                                               P-1               1,100,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   87,818,842
               ---------------------------------------------------------------------             ----------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               OKLAHOMA--0.6%
               ---------------------------------------------------------------------
$  10,000,000  Holdenville, OK Industrial Authority, Correctional Facility Revenue
               Bonds (Series 1995) Weekly VRDNs (Holdenville, OK Correctional
               Facility)/(First Union National Bank, Charlotte, N.C. LOC)             VMIG1      $     10,000,000
               ---------------------------------------------------------------------             ----------------
               OREGON--0.1%
               ---------------------------------------------------------------------
    2,000,000  Oregon Health, Housing & Cultural Facilities Authority, Adjustable
               Rate Revenue Bonds (Series 1995-A) Weekly VRDNs (Guide Dogs for the
               Blind, Inc. Project)/(Banque Nationale de Paris LOC)                   MIG1              2,000,000
               ---------------------------------------------------------------------             ----------------
               PENNSYLVANIA--2.5%
               ---------------------------------------------------------------------
    5,000,000  Allegheny County, PA IDA, PCR (Series 1992-A), 4.80% TOBs (Duquesne
               Light Power Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC),
               Mandatory Tender
               10/17/1995                                                             P-1               5,000,000
               ---------------------------------------------------------------------
    4,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1994 Series), 4.50% CP
               (Duquesne Light Power Co.)/(Swiss Bank Corp., New York, NY LOC),
               Mandatory Tender
               10/10/1995                                                             A-1+              4,000,000
               ---------------------------------------------------------------------
    6,300,000  Delaware County, PA PCR (Series C), 4.00% CP (Philadelphia Electric
               Co.)/(FGIC INS), Mandatory Tender 10/6/1995                            A-1+              6,300,000
               ---------------------------------------------------------------------
    4,200,000  Delaware County, PA Weekly VRDNs (American College)/(PNC Bank, N.A.
               LOC)                                                                   P-1               4,200,000
               ---------------------------------------------------------------------
    5,600,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
               System)/(Fuji Bank, Ltd., Tokyo LOC)                                   A-1               5,600,000
               ---------------------------------------------------------------------
    1,300,000  Pennsylvania State Higher Education Facilities Authority Weekly VRDNs
               (Carnegie-Mellon University)                                           A-1               1,300,000
               ---------------------------------------------------------------------
    6,000,000  Philadelphia, PA, GO (Series 1990), 3.90% CP (Fuji Bank, Ltd., Tokyo
               LOC), Mandatory Tender 8/23/1995                                       A-1               6,000,000
               ---------------------------------------------------------------------
    3,690,000  Pittsburgh, PA, GO Unlimited Bonds (Series B), 4.10% BONDs (AMBAC
               INS), 9/1/1995                                                         NR(1)             3,690,300
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               ---------------------------------------------------------------------
$     500,000  Sayre, PA, Health Care Facilities Authority Weekly VRDNs (VHA of
               Pennsylvania)/(AMBAC INS)/(First National Bank of Chicago LIQ)         A-1        $        500,000
               ---------------------------------------------------------------------
    2,000,000  Washington County, PA Hospital Authority Weekly VRDNs (Keystone
               Diversified Management Corp.)/ (Mellon Bank N.A., Pittsburgh LOC)      A-1               2,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   38,590,300
               ---------------------------------------------------------------------             ----------------
               PUERTO RICO--0.6%
               ---------------------------------------------------------------------
   10,000,000  Puerto Rico Government Development Bank Weekly VRDNs (Credit Suisse,
               Zurich LOC)                                                            A-1+             10,000,000
               ---------------------------------------------------------------------             ----------------
               SOUTH CAROLINA--0.5%
               ---------------------------------------------------------------------
    3,000,000  Greenville, SC Hospital System Board of Trustees, (Series 1993-B)
               Weekly VRDNs (Greenville County, SC Hospital Authority)                A-1+              3,000,000
               ---------------------------------------------------------------------
    5,000,000  University of South Carolina, Athletic Facilities (Series 1995),
               5.25% BANs, 3/1/1996                                                   NR(3)             5,031,756
               ---------------------------------------------------------------------             ----------------
               Total                                                                                    8,031,756
               ---------------------------------------------------------------------             ----------------
               TENNESSEE--3.1%
               ---------------------------------------------------------------------
   10,000,000  Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/ (Trust Company
               Bank, Atlanta LOC)                                                     A-1+             10,000,000
               ---------------------------------------------------------------------
   22,400,000  Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/ (Sumitomo Bank
               Ltd., Osaka LOC)                                                       A-1              22,400,000
               ---------------------------------------------------------------------
    2,200,000  Metropolitan Nashville Tennessee AA, (Series 1993) Weekly VRDNs (FGIC
               INS)/(Societe Generale, Paris LIQ)                                     A-1+              2,200,000
               ---------------------------------------------------------------------
    7,330,000  Nashville and Davidson County, NC IDB, Metropolitan Government
               Revenue Bonds (Series 1995) Weekly VRDNs (YMCA Projects)/(Nationsbank
               of Tennessee LOC)                                                      P-1               7,330,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               TENNESSEE--CONTINUED
               ---------------------------------------------------------------------
$   6,200,000  Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers, Inc.
               Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                           A-1+       $      6,200,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   48,130,000
               ---------------------------------------------------------------------             ----------------
               TEXAS--2.0%
               ---------------------------------------------------------------------
    4,325,000  Dallas, TX (Series C), 3.90% TOBs, Optional Tender
               6/15/1996                                                              NR(1)             4,325,000
               ---------------------------------------------------------------------
   11,050,000  Harris County, TX HFDC (Series B), 3.90% TOBs (San Jacinto Methodist
               Hospital)/(Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
               9/1/1995                                                               A-1+             11,050,000
               ---------------------------------------------------------------------
    7,000,000  Harris County, TX, Toll Road Unlimited Tax & Sub Lien Revenue (Series
               1994-G) Weekly VRDNs                                                   A-1+              7,000,000
               ---------------------------------------------------------------------
    2,000,000  Montgomery County, TX IDC, IDRB Weekly VRDNs (Houston Area Research
               Center)/(Morgan Guaranty Trust Co., New York LOC)                      A-1+              2,000,000
               ---------------------------------------------------------------------
    1,920,000  North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Nationsbank
               of North Carolina N.A. LOC)                                            P-1               1,920,000
               ---------------------------------------------------------------------
    5,000,000  Texas State Department of Housing & Community Affairs, Multifamily
               Housing Revenue Refunding Bonds (Remington Hill Series B) Weekly
               VRDNs (Trust Company Bank, Atlanta LOC)                                A-1+              5,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   31,295,000
               ---------------------------------------------------------------------             ----------------
               UTAH--1.3%
               ---------------------------------------------------------------------
   19,670,000  Utah State HFA, Single Family Mortgage Bonds (Series 1995-1) Weekly
               VRDNs (Westdeutsche Landesbank Girozentrale LIQ)                       A-1+             19,670,000
               ---------------------------------------------------------------------             ----------------
               VIRGINIA--0.8%
               ---------------------------------------------------------------------
    1,500,000  Arlington County, VA Weekly VRDNs (Ballston Public
               Parking)/(Citibank, NA LOC)                                            A-1+              1,500,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               VIRGINIA--CONTINUED
               ---------------------------------------------------------------------
$   6,200,000  Henrico County, VA IDA, (Series 1994) Daily VRDNs (Virginia United
               Methodist Homes, Inc.)/(Nationsbank of Virginia, N.A. LOC)             VMIG1      $      6,200,000
               ---------------------------------------------------------------------
    5,000,000  Virginia State Housing Development Authority, (Series 1993-A), 3.45%
               TOBs, Mandatory Tender 9/12/1995                                       A-1+              5,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   12,700,000
               ---------------------------------------------------------------------             ----------------
               WASHINGTON--0.4%
               ---------------------------------------------------------------------
    5,535,000  Pierce County, WA (Series 1995), 4.50% TANs, 12/27/1995                NR(3)             5,537,682
               ---------------------------------------------------------------------             ----------------
               WEST VIRGINIA--0.5%
               ---------------------------------------------------------------------
    7,960,000  Cabell County Commission, WV, Life Care Facilities Multi-Option
               Adjustable Rate Revenue Bonds (Series 1995) Weekly VRDNs (Foster
               Foundation)/(Huntington National Bank, Columbus, OH LOC)               A-1               7,960,000
               ---------------------------------------------------------------------             ----------------
               WISCONSIN--2.3%
               ---------------------------------------------------------------------
    1,100,000  Seymour, WI IDA Weekly VRDNs (Beatrice Cheese, Inc.)/ (Bank of New
               York, New York LOC)                                                    P-1               1,100,000
               ---------------------------------------------------------------------
   34,000,000  Wisconsin HEFA Weekly VRDNs (St. Luke's Medical Center)/(Sumitomo
               Bank Ltd., Osaka LOC)                                                  VMIG1            34,000,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   35,100,000
               ---------------------------------------------------------------------             ----------------
               WYOMING--0.4%
               ---------------------------------------------------------------------
    1,125,000  Natrona County, WY, Hospital Revenue, 5.85% TOBs (Grainger W.W.,
               Inc.), Optional Tender 12/1/1995                                       P-1               1,125,000
               ---------------------------------------------------------------------
    4,400,000  Sweetwater County, WY IDA, PCR Refunding Bonds (Series 1990-A) Weekly
               VRDNs (Pacificorp)/(Credit Suisse, Zurich LOC)                         VMIG1             4,400,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                    5,525,000
               ---------------------------------------------------------------------             ----------------
               NO STATE--1.4%
               ---------------------------------------------------------------------
   10,000,000  Clipper Tax Exempt Trust (Series 1993-1) Weekly VRDNs (State Street
               Bank and Trust Co. LIQ)                                                A-1+             10,000,000
               ---------------------------------------------------------------------


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                            CREDIT
   AMOUNT                                                                              RATING*        VALUE
-------------  ---------------------------------------------------------------------  ---------  ----------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------------------
               NO STATE--CONTINUED
               ---------------------------------------------------------------------
$   6,440,583  LaSalle National Bank Leasetops Trust (Series 1994-B) Weekly VRDNs
               (Lasalle National Bank, Chicago LIQ)/ (Lasalle National Bank, Chicago
               LOC)                                                                   A-1+       $      6,440,583
               ---------------------------------------------------------------------
    1,934,628  LaSalle National Bank Tax-Exempt Trust (Series 1993-A) Weekly VRDNs
               (Lasalle National Bank, Chicago LIQ)/ (Lasalle National Bank, Chicago
               LOC)                                                                   A-1+              1,934,628
               ---------------------------------------------------------------------
    3,040,000  Merrill Lynch Puttable FLOATs/RITES Trust (Series PP2) Weekly VRDNs    VMIG1             3,040,000
               ---------------------------------------------------------------------             ----------------
               Total                                                                                   21,415,211
               ---------------------------------------------------------------------             ----------------
               TOTAL INVESTMENTS, AT AMORTIZED COST(A)                                           $  1,553,856,743
               ---------------------------------------------------------------------             ----------------


(a) Also represents cost for federal tax purposes.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($1,547,473,496) at July 31, 1995.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CDA--Community Development Administration
CP--Commercial Paper
EDA--Economic Development Authority
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
GTDs--Guarantees
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
HFDC--Health Facility Development Corporation
IDA--Industrial Development Authority
IDB--Industrial Development Bond
IDC--Industrial Development Corporation
IDR--Industrial Development Revenue
IDRB--Industrial Development Revenue Bonds
IDFA--Industrial Development Finance Authority
IFA--Industrial Finance Authority
INS--Insurance
LIQ--Liquidity Agreement
LOCs--Letter(s) of Credit
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
PFA--Public Facility Authority
PLC--Public Limited Company
RANs--Revenue Anticipation Notes
TANs--Tax Anticipation Notes
TOBs--Tender Option Bonds
TRANs--Tax and Revenue Anticipation Notes
VHA--Veterans Housing Administration
VRDNs--Variable Rate Demand Notes
VRNs--Variable Rate Notes

(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value                                           $  1,553,856,743
-----------------------------------------------------------------------------------------------
Cash                                                                                                      933,463
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       9,103,589
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   1,563,893,795
-----------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                                 $  11,518,668
--------------------------------------------------------------------------------
Income distribution payable                                                           4,394,007
--------------------------------------------------------------------------------
Accrued expenses                                                                        507,624
--------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                 16,420,299
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 1,547,494,731 shares outstanding                                                  $  1,547,473,496
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Paid in capital                                                                                     1,547,494,731
-----------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                       (21,235)
-----------------------------------------------------------------------------------------------  ----------------
     Total Net Assets                                                                            $  1,547,473,496
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
($1,295,457,878 / 1,295,478,935 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($252,015,618 / 252,015,796 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Interest                                                                                            $  44,477,152
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $  2,318,805
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                  877,668
------------------------------------------------------------------------------------
Custodian fees                                                                             110,650
------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                              43,928
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    5,202
------------------------------------------------------------------------------------
Auditing fees                                                                               12,951
------------------------------------------------------------------------------------
Legal fees                                                                                  16,729
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                  128,996
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                           2,520,292
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                     378,074
------------------------------------------------------------------------------------
Share registration costs                                                                   337,930
------------------------------------------------------------------------------------
Printing and postage                                                                        28,823
------------------------------------------------------------------------------------
Insurance premiums                                                                          15,420
------------------------------------------------------------------------------------
Taxes                                                                                           22
------------------------------------------------------------------------------------
Miscellaneous                                                                               14,033
------------------------------------------------------------------------------------  ------------
     Total expenses                                                                      6,809,523
------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------
  Waiver of investment advisory fee                                     $  1,581,210
----------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                 2,520,292     4,101,502
----------------------------------------------------------------------  ------------  ------------
     Net expenses                                                                                       2,708,021
--------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                        41,769,131
--------------------------------------------------------------------------------------------------  -------------
Net realized gain (loss) on investments                                                                    (1,395)
--------------------------------------------------------------------------------------------------  -------------
     Change in net assets resulting from operations                                                 $  41,767,736
--------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

TAX-FREE OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED JULY 31,
                                                                                    1995               1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      41,769,131  $      16,807,122
----------------------------------------------------------------------------
Net realized gain/loss on investments ($40 net gain and $19,220 net loss,
respectively, as computed for federal income tax purposes)                               (1,395)             3,986
----------------------------------------------------------------------------  -----------------  -----------------
     Change in assets resulting from operations                                      41,767,736         16,811,108
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income:
----------------------------------------------------------------------------
  Institutional Shares                                                              (36,508,581)       (16,783,291)
----------------------------------------------------------------------------
  Institutional Service Shares                                                       (5,260,550)           (23,831)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from distributions to shareholders              (41,769,131)       (16,807,122)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of Shares                                                      7,385,500,551      3,346,441,976
----------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of distributions
declared                                                                              2,286,899            460,949
----------------------------------------------------------------------------
Cost of Shares redeemed                                                          (6,655,215,610)    (2,986,122,657)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         732,571,840        360,780,268
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                      732,570,445        360,784,254
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                 814,903,051        454,118,797
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $   1,547,473,496  $     814,903,051
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)
TAX-FREE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $19,800, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR         EXPIRATION AMOUNT
         2001                        $580
         2002                     $19,220


     Additionally, net capital losses of $1,435 attributable to security transactions incurred after October 31, 1994 are treated as arising on August 1, 1995, the first day of the Fund's next taxable year.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $1,547,494,731. Transactions in shares were as follows:

                                                                                       YEAR ENDED JULY 31,
INSTITUTIONAL SHARES                                                                  1995              1994
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                        6,466,015,512     3,312,845,513
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     1,609,289           460,949
------------------------------------------------------------------------------
Shares redeemed                                                                   (5,961,920,320)   (2,977,674,630)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional Share transactions                      505,704,481       335,631,832
------------------------------------------------------------------------------  ----------------  ----------------


                                                                                       YEAR ENDED JULY 31,
INSTITUTIONAL SERVICE SHARES                                                          1995             1994*
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                          919,485,039        33,596,463
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       677,610         --
------------------------------------------------------------------------------
Shares redeemed                                                                     (693,295,290)       (8,448,027)
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Institutional Service Share transactions              226,867,359        25,148,436
------------------------------------------------------------------------------  ----------------  ----------------
          Net change resulting from share transactions                               732,571,840       360,780,268
------------------------------------------------------------------------------  ----------------  ----------------


*For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services (FSS), the Fund will pay FSS up to 0.25 of 1% of daily average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.

INTERFUND TRANSACTIONS--During the year ended July 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,395,054,229 and $2,346,849,715, respectively.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST:
(Tax-Free Obligations Fund)

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995
ADDRESSES
--------------------------------------------------------------------------------

Tax-Free Obligations Fund
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------------------------------

TAX-FREE
OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company

Prospectus dated September 30, 1995

(Revised March 31, 1996)


[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N880
9110207A-SS (3/96)




TREASURY OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
PROSPECTUS

The Institutional Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. Treasury securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                     2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4

  Regulatory Compliance                                                        4


TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund                                                   6

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Share Purchases                                                              7
  Minimum Investment Required                                                  8

  Certificates and Confirmations                                               8

  Dividends                                                                    8
  Capital Gains                                                                8

REDEEMING SHARES                                                               8
------------------------------------------------------

  By Mail                                                                      8
  Telephone Redemption                                                         9
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10

  Massachusetts Partnership Law                                               10


TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Income Tax                                                          11
  Pennsylvania Corporate and
     Personal Property Taxes                                                  11

OTHER CLASSES OF SHARES                                                       11
------------------------------------------------------

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

FINANCIAL STATEMENTS                                                          13
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      21
------------------------------------------------------

ADDRESSES                                                                     22
------------------------------------------------------
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..................
                                                                                                               None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver)(1)........................................................................       0.08%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.12%
     Shareholder Services Fee (after waiver) (2).............................................       0.00%
          Total Operating Expenses (3)..................................................................       0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.56% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $2         $6         $11        $26


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 21.

                                                                           YEAR ENDED JULY 31,
                                                      --------------------------------------------------------------
                                                      1995       1994       1993       1992       1991       1990(A)
                                                      ----       ----       ----       ----       ----       ------
NET ASSET VALUE, BEGINNING OF PERIOD                $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                  0.05       0.03       0.03       0.05       0.07        0.04
--------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income              (0.05)     (0.03)     (0.03)     (0.05)     (0.07)      (0.04)
--------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                         5.50%      3.35%      3.15%      4.61%      7.11%       5.09%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses                                               0.20%      0.20%      0.20%      0.20%      0.20%       0.20%(c)
--------------------------------------------------
  Net investment income                                  5.42%      3.29%      3.11%      4.49%      6.65%       8.16%(c)
--------------------------------------------------
  Expense waiver/reimbursement (d)                       0.36%      0.10%      0.07%      0.08%      0.09%       0.15%(c)
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)          $3,441,068 $2,582,975 $2,532,482 $2,432,037 $1,678,880    $576,048
--------------------------------------------------


 (a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $1,000,000 is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
   -----------         ----------------------------------
    .15 of 1%                       on the first $250 million
   .125 of 1%                        on the next $250 million
    .10 of 1%                        on the next $250 million
   .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


BY MAIL. To purchase by mail, send a check made payable to Treasury Obligations Fund-- Institutional Shares to: Federated Services Company, Treasury Obligations Fund, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirements for master acccounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.


CERTIFICATES AND CONFIRMATIONS


As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. The amount of dividends declared by the Fund is based on estimates of net interest income for the Fund. Actual income may differ from estimates; these differences, if any, will be included in the calculation of subsequent dividends. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Treasury Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Treasury Obligations Fund-Institutional Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000, due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                            VALUE
--------------  -------------------------------------------------------------------------------  ----------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--25.5%
-----------------------------------------------------------------------------------------------
                (A) U.S. TREASURY BILLS--16.7%
                -------------------------------------------------------------------------------
$  681,000,000  6.830%-5.550%, 8/17/1995--5/30/1996                                              $    666,042,514
                -------------------------------------------------------------------------------  ----------------
                U.S. TREASURY NOTES--8.8%
                -------------------------------------------------------------------------------
   350,500,000  3.875%-9.375%, 8/31/1995--5/15/1996                                                   351,865,208
                -------------------------------------------------------------------------------  ----------------
                TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                          1,017,907,722
                -------------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--74.9%
-----------------------------------------------------------------------------------------------
    50,000,000  Aubrey G. Lanston and Company, Inc., 5.850%, dated 7/31/1995, due 8/1/1995             50,000,000
                -------------------------------------------------------------------------------
   150,000,000  BA Securities, Inc., 5.810%, dated 7/31/1995, due 8/1/1995                            150,000,000
                -------------------------------------------------------------------------------
   155,000,000  B.T. Securities Corporation, 5.840%, dated 7/31/1995, due 8/1/1995                    155,000,000
                -------------------------------------------------------------------------------
   170,000,000  BOT Securites, Inc., Tokyo, 5.800%, dated 7/31/1995, due 8/1/1995                     170,000,000
                -------------------------------------------------------------------------------
    54,800,000  Barclays de Zoete Wedd Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995         54,800,000
                -------------------------------------------------------------------------------
   195,000,000  Bear, Stearns and Co., 5.810%, dated 7/31/1995, due 8/1/1995                          195,000,000
                -------------------------------------------------------------------------------
   195,000,000  Chemical Banking Corp., 5.820%, dated 7/31/1995, due 8/1/1995                         195,000,000
                -------------------------------------------------------------------------------
   195,000,000  Daiwa Securities America, Inc., 5.800%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
    80,000,000  Deutsche Bank Government Securities, Inc., 5.850%, dated
                7/31/1995, due 8/1/1995                                                                80,000,000
                -------------------------------------------------------------------------------
   100,000,000  Dresdner Securities (USA), Inc., 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                          100,000,000
                -------------------------------------------------------------------------------
   195,000,000  First Chicago Capital Markets, Inc., 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
   170,000,000  Fuji Securities, Inc., 5.820%, dated 7/31/1995, due 8/7/1995                          170,000,000
                -------------------------------------------------------------------------------
    40,000,000  HSBC Securities, Inc., 5.850%, dated 7/31/1995, due 8/1/1995                           40,000,000
                -------------------------------------------------------------------------------
    40,000,000  Harris, Nesbitt Thomson, 5.840%, dated 7/31/1995, due 8/1/1995                         40,000,000
                -------------------------------------------------------------------------------
    30,000,000  J.P. Morgan Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995                    30,000,000
                -------------------------------------------------------------------------------


TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                            VALUE
--------------  -------------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
$  195,000,000  Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                due 8/1/1995                                                                     $    195,000,000
                -------------------------------------------------------------------------------
    93,000,000  (c)Merrill Lynch, Pierce, Fenner and Smith, 5.700%, dated 7/7/1995, due
                9/5/1995                                                                               93,000,000
                -------------------------------------------------------------------------------
   195,000,000  National Westminster Bank USA, NY, 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
   195,000,000  Nations Bank of North Carolina, 5.800%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
   120,000,000  Nikko Securities, 5.820%, dated 7/31/1995, due 8/1/1995                               120,000,000
                -------------------------------------------------------------------------------
    50,000,000  State Street Bank and Trust Co., 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                           50,000,000
                -------------------------------------------------------------------------------
   195,000,000  SBC Capital Markets, 5.820%, dated 7/31/1995, due 8/1/1995                            195,000,000
                -------------------------------------------------------------------------------
   120,000,000  UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995                           120,000,000
                -------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                         2,982,800,000
                -------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS, AT AMORTIZED COST (D)                                         $  4,000,707,722
                -------------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at the time of purchase.

 (b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($3,984,922,273) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $  2,982,800,000
-----------------------------------------------------------------------------
Investments in securities                                                         1,017,907,722
-----------------------------------------------------------------------------  ----------------
     Total investments at amortized cost and value                                               $  4,000,707,722
-----------------------------------------------------------------------------------------------
Cash                                                                                                      211,164
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       6,723,593
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                256,869
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   4,007,899,348
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for shares redeemed                                                           5,235,807
-----------------------------------------------------------------------------
Income distribution payable                                                          17,005,739
-----------------------------------------------------------------------------
Accrued expenses                                                                        735,529
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 22,977,075
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 3,984,922,273 shares outstanding                                                  $  3,984,922,273
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
($3,441,067,673 / 3,441,067,673 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($543,854,600 / 543,854,600 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                           $  183,952,583
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
Investment advisory fee                                                             $   6,522,177
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               2,468,644
----------------------------------------------------------------------------------
Custodian fees                                                                            233,169
----------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                             74,251
----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                  13,914
----------------------------------------------------------------------------------
Auditing fees                                                                              12,951
----------------------------------------------------------------------------------
Legal fees                                                                                  4,583
----------------------------------------------------------------------------------
Portfolio accounting fees                                                                 239,767
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                          7,734,539
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                    418,181
----------------------------------------------------------------------------------
Share registration costs                                                                  626,125
----------------------------------------------------------------------------------
Printing and postage                                                                       19,858
----------------------------------------------------------------------------------
Insurance premiums                                                                         43,861
----------------------------------------------------------------------------------
Taxes                                                                                      20,066
----------------------------------------------------------------------------------
Miscellaneous                                                                              15,591
----------------------------------------------------------------------------------  -------------
     Total expenses                                                                    18,447,677
----------------------------------------------------------------------------------
Deduct--
--------------------------------------------------------------------
  Waiver of investment advisory fee                                   $  3,742,710
--------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares               7,734,539     11,477,249
--------------------------------------------------------------------  ------------  -------------
     Net expenses                                                                                       6,970,428
-------------------------------------------------------------------------------------------------  --------------
          Net investment income                                                                    $  176,982,155
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR END JULY 31
                                                                           -------------------------------------
                                                                                 1995                1994
                                                                          ----------------     -----------------


INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                       $      176,982,155  $      81,337,110
--------------------------------------------------------------------------  ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------
  Institutional Shares                                                            (167,724,558)       (81,325,025)
--------------------------------------------------------------------------
  Institutional Service Shares                                                      (9,257,597)           (12,085)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from distributions to shareholders            (176,982,155)       (81,337,110)
--------------------------------------------------------------------------  ------------------  -----------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of Shares                                                    19,110,121,123      9,791,368,504
--------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                              22,269,297          4,797,827
--------------------------------------------------------------------------
Cost of Shares redeemed                                                        (17,739,330,600)    (9,736,785,420)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from share transactions                      1,393,059,820         59,380,911
--------------------------------------------------------------------------  ------------------  -----------------
       Change in net assets                                                      1,393,059,820         59,380,911
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                              2,591,862,453      2,532,481,542
--------------------------------------------------------------------------  ------------------  -----------------
End of period                                                               $    3,984,922,273  $   2,591,862,453
--------------------------------------------------------------------------  ------------------  -----------------


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement investment transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $3,984,922,273. Transactions in shares were as follows:

                                                                                       YEAR ENDED JULY 31,
                                                                               -----------------------------------
INSTITUTIONAL SHARES                                                                 1995               1994
-----------------------------------------------------------------------------  -----------------  ----------------

-----------------------------------------------------------------------------  -----------------  ----------------
Shares sold                                                                       17,554,361,142     9,782,493,254
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    18,926,732         4,785,818
-----------------------------------------------------------------------------
Shares redeemed                                                                  (16,715,195,395)   (9,736,785,420)
-----------------------------------------------------------------------------  -----------------  ----------------
  Net change resulting from Institutional Shares transactions                        858,092,479        50,493,652
-----------------------------------------------------------------------------  -----------------  ----------------


TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

                                                                                         YEAR ENDED JULY 31,
                                                                                    ------------------------------
INSTITUTIONAL SERVICE SHARES                                                              1995           1994*
----------------------------------------------------------------------------------  ----------------  ------------
----------------------------------------------------------------------------------  ----------------  ------------
Shares sold                                                                            1,555,759,981     8,875,250
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         3,342,565        12,009
----------------------------------------------------------------------------------
Shares redeemed                                                                       (1,024,135,205)      --
----------------------------------------------------------------------------------  ----------------  ------------
     Net change resulting from Institutional Service Shares transactions                 534,967,341     8,887,259
----------------------------------------------------------------------------------  ----------------  ------------
          Net change resulting from share transactions                                 1,393,059,820    59,380,911
----------------------------------------------------------------------------------  ----------------  ------------


* For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25 of 1% of average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995
ADDRESSES
--------------------------------------------------------------------------------

Treasury Obligations Fund
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------

TREASURY
OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company


Prospectus dated September 30, 1995
(Revised March 31, 1996)


[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N500
9110208A-IS (3/96)




TREASURY OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in U.S. Treasury securities to provide current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated September 30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated September 30, 1995
(Revised March 31, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF TRUST EXPENSES                                                      1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                                               2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4
  Regulatory Compliance                                                        4
TRUST INFORMATION                                                              5
------------------------------------------------------

  Management of the Trust                                                      5
  Distribution of Shares                                                       6
  Administration of the Fund                                                   6

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN THE FUND                                                          7
------------------------------------------------------

  Share Purchases                                                              7
  Minimum Investment Required                                                  8

  Certificates and Confirmations                                               8
  Dividends                                                                    8
  Capital Gains                                                                8
REDEEMING SHARES                                                               8
------------------------------------------------------

  By Mail                                                                      8
  Telephone Redemption                                                         9
  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------

  Voting Rights                                                               10
  Massachusetts Partnership Law                                               10
TAX INFORMATION                                                               11
------------------------------------------------------

  Federal Income Tax                                                          11
  Pennsylvania Corporate and Personal
     Property Taxes                                                           11

OTHER CLASSES OF SHARES                                                       11
------------------------------------------------------

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

FINANCIAL STATEMENTS                                                          13
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 21
------------------------------------------------------

ADDRESSES                                                                     22
------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                 INSTITUTIONAL SERVICE SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..................
                                                                                                               None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)...........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................................       None
Exchange Fee............................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................................       0.08%
12b-1 Fee...............................................................................................       None
Total Other Expenses....................................................................................       0.37%
     Shareholder Services Fee................................................................       0.25%
          Total Operating Expenses (2)..................................................................       0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "INVESTING IN THE FUND" AND "TRUST INFORMATION". WIRE-TRANSFERRED REDEMPTIONS OF LESS THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and
(2) redemption at the end of each time period.........................     $5         $14        $25        $57


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants, on page 21.

                                                                                             YEAR ENDED
                                                                                              JULY 31,
                                                                                      ----------------------
                                                                                         1995       1994(A)
-------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $    1.00   $    1.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------
  Net investment income                                                                     0.05       0.003
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------
  Distributions from net investment income                                                 (0.05)     (0.003)
-------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                         $    1.00   $    1.00
-------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                            5.23%      0.29%
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------
  Expenses                                                                                  0.45% 0.39%(c)
-------------------------------------------------------------------------------------
  Net investment income                                                                     5.53% 4.26%(c)
-------------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                          0.11% 0.10%(c)
-------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                               $543,855      $8,887
-------------------------------------------------------------------------------------


 (a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $1,000,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/ dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS
The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

REGULATORY COMPLIANCE


The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and its Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .20 of 1% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. The adviser also may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.


Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services based upon shares owned by their clients or customers. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
   -----------         ----------------------------------
   .15 of 1%           on the first $250 million
   .125 of 1%          on the next $250 million
   .10 of 1%           on the next $250 million
   .075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Average aggregate daily net assets include those of all mutual funds advised by affiliates of Federated Investors. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. Federated Services Company, Boston, MA, is transfer agent for the shares of, and dividend disbursing agent for, the Fund. Federated Services Company is a subsidiary of Federated Investors.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares may be purchased either by wire or mail. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone.


BY WIRE. To purchase by Federal Reserve wire, call the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. This procedure may be modified or terminated by the transfer agent or the Fund.


BY MAIL. To purchase by mail, send a check made payable to Treasury Obligations Fund-- Institutional Service Shares to: Federated Services Company, Treasury Obligations Fund, P.O. Box

8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds. This is normally the next business day after the check is received.

MINIMUM INVESTMENT REQUIRED


The minimum investment in the Fund is $1,000,000; ordinarily, this will be achieved by the use of a master account established by the investor. Multiple master accounts may be maintained by the same investor, but the minimum investment for each master account will be $1,000,000. The management of the Fund retains the right to waive the minimum investment requirement for master accounts which the management reasonably believes will reach $1,000,000 at some time within one year of the opening of the account.






CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Services Company in writing.

Monthly confirmations are sent to report transactions such as all purchases and redemptions as well as dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. The amount of dividends declared by the Fund is based on estimates of net interest income for the Fund. Actual income may differ from estimates; these differences, if any, will be included in the calculation of subsequent dividends. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

REDEEMING SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

BY MAIL

Shares may be redeemed by sending a written request to: Treasury Obligations Fund, Federated Services Company, P.O. Box 8600, Boston, MA 02266-8600. The written request should state: Treasury Obligations Fund--Institutional Service Shares; shareholder's name; the account number; and the share or dollar amount requested. Sign the request exactly as the shares are registered. Shareholders should call the Fund for assistance in redeeming by mail.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or overnight insured mail with the written request to Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of the signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

TELEPHONE REDEMPTION

Shares may be redeemed by telephoning the Fund. Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.


If the redemption request is received before 5:00 p.m. (Eastern time), the proceeds will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, and those shares redeemed will not be entitled to that day's dividend. A daily dividend will be paid on shares redeemed if the redemption request is received after 5:00 p.m. (Eastern time). However, the proceeds are not wired until the following business day. The Fund reserves the right to wire redemption proceeds within seven days of a redemption request if, in the judgment of the adviser, an earlier payment could adversely affect the Fund. . This procedure may be modified or terminated by the transfer agent or the Fund.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By

Mail", should be considered. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions.


Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston, & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

OTHER STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in an agency or fiduciary capacity, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.


All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees. Currently, Institutional Shares are accruing no shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class investors may call 1-800-235-4669.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield and effective yield for shares. Performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Advertisements and sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                            VALUE
--------------  -------------------------------------------------------------------------------  ----------------
SHORT-TERM U.S. TREASURY OBLIGATIONS--25.5%
-----------------------------------------------------------------------------------------------
                (A) U.S. TREASURY BILLS--16.7%
                -------------------------------------------------------------------------------
$  681,000,000  6.830% - 5.550%, 8/17/1995 - 5/30/1996                                           $    666,042,514
                -------------------------------------------------------------------------------  ----------------
                U.S. TREASURY NOTES--8.8%
                -------------------------------------------------------------------------------
   350,500,000  3.875% - 9.375%, 8/31/1995 - 5/15/1996                                                351,865,208
                -------------------------------------------------------------------------------  ----------------
                TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                                          1,017,907,722
                -------------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--74.9%
-----------------------------------------------------------------------------------------------
    50,000,000  Aubrey G. Lanston and Company, Inc., 5.850%, dated 7/31/1995, due 8/1/1995             50,000,000
                -------------------------------------------------------------------------------
   150,000,000  BA Securities, Inc., 5.810%, dated 7/31/1995, due 8/1/1995                            150,000,000
                -------------------------------------------------------------------------------
   155,000,000  B.T. Securities Corporation, 5.840%, dated 7/31/1995, due 8/1/1995                    155,000,000
                -------------------------------------------------------------------------------
   170,000,000  BOT Securites, Inc., Tokyo, 5.800%, dated 7/31/1995, due 8/1/1995                     170,000,000
                -------------------------------------------------------------------------------
    54,800,000  Barclays de Zoete Wedd Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995         54,800,000
                -------------------------------------------------------------------------------
   195,000,000  Bear, Stearns and Co., 5.810%, dated 7/31/1995, due 8/1/1995                          195,000,000
                -------------------------------------------------------------------------------
   195,000,000  Chemical Banking Corp., 5.820%, dated 7/31/1995, due 8/1/1995                         195,000,000
                -------------------------------------------------------------------------------
   195,000,000  Daiwa Securities America, Inc., 5.800%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
    80,000,000  Deutsche Bank Government Securities, Inc., 5.850%, dated
                7/31/1995, due 8/1/1995                                                                80,000,000
                -------------------------------------------------------------------------------
   100,000,000  Dresdner Securities (USA), Inc., 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                          100,000,000
                -------------------------------------------------------------------------------
   195,000,000  First Chicago Capital Markets, Inc., 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
   170,000,000  Fuji Securities, Inc., 5.820%, dated 7/31/1995, due 8/7/1995                          170,000,000
                -------------------------------------------------------------------------------
    40,000,000  HSBC Securities, Inc., 5.850%, dated 7/31/1995, due 8/1/1995                           40,000,000
                -------------------------------------------------------------------------------
    40,000,000  Harris, Nesbitt Thomson, 5.840%, dated 7/31/1995, due 8/1/1995                         40,000,000
                -------------------------------------------------------------------------------
    30,000,000  J.P. Morgan Securities, Inc., 5.840%, dated 7/31/1995, due 8/1/1995                    30,000,000
                -------------------------------------------------------------------------------


TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                            VALUE
--------------  -------------------------------------------------------------------------------  ----------------
(B) REPURCHASE AGREEMENTS--CONTINUED
-----------------------------------------------------------------------------------------------
$  195,000,000  Lehman Government Securities, Inc., 5.850%, dated 7/31/1995,
                due 8/1/1995                                                                     $    195,000,000
                -------------------------------------------------------------------------------
    93,000,000  (c)Merrill Lynch, Pierce, Fenner and Smith, 5.700%, dated 7/7/1995, due
                9/5/1995                                                                               93,000,000
                -------------------------------------------------------------------------------
   195,000,000  National Westminster Bank USA, NY, 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
   195,000,000  Nations Bank of North Carolina, 5.800%, dated 7/31/1995,
                due 8/1/1995                                                                          195,000,000
                -------------------------------------------------------------------------------
   120,000,000  Nikko Securities, 5.820%, dated 7/31/1995, due 8/1/1995                               120,000,000
                -------------------------------------------------------------------------------
    50,000,000  State Street Bank and Trust Co., 5.820%, dated 7/31/1995,
                due 8/1/1995                                                                           50,000,000
                -------------------------------------------------------------------------------
   195,000,000  SBC Capital Markets, 5.820%, dated 7/31/1995, due 8/1/1995                            195,000,000
                -------------------------------------------------------------------------------
   120,000,000  UBS Securities, Inc., 5.800%, dated 7/31/1995, due 8/1/1995                           120,000,000
                -------------------------------------------------------------------------------  ----------------
                TOTAL REPURCHASE AGREEMENTS                                                         2,982,800,000
                -------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS, AT AMORTIZED COST (D)                                         $  4,000,707,722
                -------------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at the time of purchase.

 (b) Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($3,984,922,273) at July 31, 1995.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $  2,982,800,000
-----------------------------------------------------------------------------
Investments in securities                                                         1,017,907,722
-----------------------------------------------------------------------------  ----------------
     Total investments at amortized cost and value                                               $  4,000,707,722
-----------------------------------------------------------------------------------------------
Cash                                                                                                      211,164
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       6,723,593
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                256,869
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   4,007,899,348
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for shares redeemed                                                           5,235,807
-----------------------------------------------------------------------------
Income distribution payable                                                          17,005,739
-----------------------------------------------------------------------------
Accrued expenses                                                                        735,529
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                 22,977,075
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 3,984,922,273 shares outstanding                                                  $  3,984,922,273
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-----------------------------------------------------------------------------------------------
Institutional Shares:
($3,441,067,673 / 3,441,067,673 shares outstanding)                                                         $1.00
-----------------------------------------------------------------------------------------------  ----------------
Institutional Service Shares:
($543,854,600 / 543,854,600 shares outstanding)                                                             $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
Interest                                                                                           $  183,952,583
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
Investment advisory fee                                                             $   6,522,177
----------------------------------------------------------------------------------
Administrative personnel and services fee                                               2,468,644
----------------------------------------------------------------------------------
Custodian fees                                                                            233,169
----------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                             74,251
----------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                  13,914
----------------------------------------------------------------------------------
Auditing fees                                                                              12,951
----------------------------------------------------------------------------------
Legal fees                                                                                  4,583
----------------------------------------------------------------------------------
Portfolio accounting fees                                                                 239,767
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                          7,734,539
----------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                    418,181
----------------------------------------------------------------------------------
Share registration costs                                                                  626,125
----------------------------------------------------------------------------------
Printing and postage                                                                       19,858
----------------------------------------------------------------------------------
Insurance premiums                                                                         43,861
----------------------------------------------------------------------------------
Taxes                                                                                      20,066
----------------------------------------------------------------------------------
Miscellaneous                                                                              15,591
----------------------------------------------------------------------------------  -------------
     Total expenses                                                                    18,447,677
----------------------------------------------------------------------------------
Deduct--
--------------------------------------------------------------------
  Waiver of investment advisory fee                                   $  3,742,710
--------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares               7,734,539     11,477,249
--------------------------------------------------------------------  ------------  -------------
     Net expenses                                                                                       6,970,428
-------------------------------------------------------------------------------------------------  --------------
          Net investment income                                                                    $  176,982,155
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED JULY 31,
                                                                               -----------------------------
                                                                                   1995               1994
                                                                               -----------        ----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                       $      176,982,155  $      81,337,110
--------------------------------------------------------------------------  ------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------
  Institutional Shares                                                            (167,724,558)       (81,325,025)
--------------------------------------------------------------------------
  Institutional Service Shares                                                      (9,257,597)           (12,085)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from distributions to shareholders            (176,982,155)       (81,337,110)
--------------------------------------------------------------------------  ------------------  -----------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of Shares                                                    19,110,121,123      9,791,368,504
--------------------------------------------------------------------------
Net asset value of Shares issued to shareholders in payment of
distributions declared                                                              22,269,297          4,797,827
--------------------------------------------------------------------------
Cost of Shares redeemed                                                        (17,739,330,600)    (9,736,785,420)
--------------------------------------------------------------------------  ------------------  -----------------
     Change in net assets resulting from share transactions                      1,393,059,820         59,380,911
--------------------------------------------------------------------------  ------------------  -----------------
       Change in net assets                                                      1,393,059,820         59,380,911
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                              2,591,862,453      2,532,481,542
--------------------------------------------------------------------------  ------------------  -----------------
End of period                                                               $    3,984,922,273  $   2,591,862,453
--------------------------------------------------------------------------  ------------------  -----------------


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six diversified portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement investment transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1995, capital paid-in aggregated $3,984,922,273. Transactions in shares were as follows:

                                                                                       YEAR ENDED JULY 31,
                                                                               -----------------------------------
INSTITUTIONAL SHARES                                                                 1995               1994
----------------------------------------------------------------------------------  ----------------  ------------
Shares sold                                                                       17,554,361,142     9,782,493,254
-----------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                    18,926,732         4,785,818
-----------------------------------------------------------------------------
Shares redeemed                                                                  (16,715,195,395)   (9,736,785,420)
-----------------------------------------------------------------------------  -----------------  ----------------
  Net change resulting from Institutional Shares transactions                        858,092,479        50,493,652
-----------------------------------------------------------------------------  -----------------  ----------------


TREASURY OBLIGATIONS FUND
--------------------------------------------------------------------------------

                                                                                         YEAR ENDED JULY 31,
                                                                                    ------------------------------
INSTITUTIONAL SERVICE SHARES                                                              1995           1994*
----------------------------------------------------------------------------------  ----------------  ------------
----------------------------------------------------------------------------------  ----------------  ------------
Shares sold                                                                            1,555,759,981     8,875,250
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         3,342,565        12,009
----------------------------------------------------------------------------------
Shares redeemed                                                                       (1,024,135,205)      --
----------------------------------------------------------------------------------  ----------------  ------------
     Net change resulting from Institutional Service Shares transactions                 534,967,341     8,887,259
----------------------------------------------------------------------------------  ----------------  ------------
          Net change resulting from share transactions                                 1,393,059,820    59,380,911
----------------------------------------------------------------------------------  ----------------  ------------


* For the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25 of 1% of average net assets of the Fund for the period. This fee is to obtain certain personal services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of this fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The FServ fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1995

ADDRESSES
--------------------------------------------------------------------------------

Treasury Obligations Fund
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and                                  P.O. Box 8600
                    Trust Company                                          Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place
                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------

TREASURY
OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET
OBLIGATIONS TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

A Diversified Portfolio of Money Market
Obligations Trust, an Open-End Management
Investment Company

Prospectus dated September 30, 1995

(Revised March 31, 1996)



[LOGO]
FEDERATED SECURITIES CORP.
-------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779


Cusip 60934N872
9110208A-SS (3/96)